UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-24019

Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas 78256
 (Address of principal executive offices)                                        (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Victory Pioneer CAT Bond Fund

Class A

Ticker: ACBAX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$85	1.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,037,805
Number of Holdings	302
Portfolio Turnover	7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Multiperil	53.0%
Wind Storm	23.8%
Earthquake	12.7%
Wild Fire	2.0%
Flood	0.6%
Health	0.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

ACBAX — SAR (4/26)

Victory Pioneer CAT Bond Fund

Class R6

Ticker: ACBKX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$63	1.26%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,037,805
Number of Holdings	302
Portfolio Turnover	7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Multiperil	53.0%
Wind Storm	23.8%
Earthquake	12.7%
Wild Fire	2.0%
Flood	0.6%
Health	0.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

ACBKX — SAR (4/26)

Victory Pioneer CAT Bond Fund

Class Y

Ticker: CBYYX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$69	1.38%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$2,037,805
Number of Holdings	302
Portfolio Turnover	7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Multiperil	53.0%
Wind Storm	23.8%
Earthquake	12.7%
Wild Fire	2.0%
Flood	0.6%
Health	0.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBYYX — SAR (4/26)

Victory Pioneer Equity Income Fund

Class A

Ticker: PEQIX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$51	0.98%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PEQIX — SAR (4/26)

Victory Pioneer Equity Income Fund

Class C

Ticker: PCEQX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$92	1.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCEQX — SAR (4/26)

Victory Pioneer Equity Income Fund

Class R

Ticker: PQIRX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$74	1.41%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PQIRX — SAR (4/26)

Victory Pioneer Equity Income Fund

Class R6

Ticker: PEQKX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$36	0.68%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PEQKX — SAR (4/26)

Victory Pioneer Equity Income Fund

Class Y

Ticker: PYEQX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$42	0.80%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$800,908
Number of Holdings	55
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	1.1%
Utilities	4.2%
Communication Services	6.7%
Consumer Discretionary	7.1%
Consumer Staples	8.3%
Energy	11.1%
Information Technology	11.3%
Health Care	12.6%
Industrials	13.7%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Exxon Mobil Corp.	4.7%
Bank of America Corp.	3.8%
JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.6%
United Parcel Service, Inc., Class B	3.4%
State Street Corp.	3.3%
ConocoPhillips Co.	3.3%
Northern Trust Corp.	3.2%
Morgan Stanley	2.9%
Johnson & Johnson	2.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PYEQX — SAR (4/26)

Victory Pioneer Equity Premium Income Fund

Class A

Ticker: PMARX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$62	1.20%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$160,459
Number of Holdings	146
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	3.5%
Real Estate	4.1%
Utilities	5.7%
Energy	6.8%
Materials	7.3%
Consumer Discretionary	7.6%
Consumer Staples	7.8%
Industrials	11.1%
Financials	18.9%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
DBS Group Holdings Ltd.	1.9%
ASR Nederland NV	1.8%
Citizens Financial Group, Inc.	1.8%
BP PLC, ADR	1.7%
Dominion Energy, Inc.	1.7%
Sino Land Co. Ltd.	1.7%
Aviva PLC	1.6%
FirstEnergy Corp.	1.6%
Eversource Energy	1.6%
Altria Group, Inc.	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PMARX — SAR (4/26)

Victory Pioneer Equity Premium Income Fund

Class C

Ticker: PRRCX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$101	1.97%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$160,459
Number of Holdings	146
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	3.5%
Real Estate	4.1%
Utilities	5.7%
Energy	6.8%
Materials	7.3%
Consumer Discretionary	7.6%
Consumer Staples	7.8%
Industrials	11.1%
Financials	18.9%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
DBS Group Holdings Ltd.	1.9%
ASR Nederland NV	1.8%
Citizens Financial Group, Inc.	1.8%
BP PLC, ADR	1.7%
Dominion Energy, Inc.	1.7%
Sino Land Co. Ltd.	1.7%
Aviva PLC	1.6%
FirstEnergy Corp.	1.6%
Eversource Energy	1.6%
Altria Group, Inc.	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PRRCX — SAR (4/26)

Victory Pioneer Equity Premium Income Fund

Class R6

Ticker: FLEKX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$46	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$160,459
Number of Holdings	146
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	3.5%
Real Estate	4.1%
Utilities	5.7%
Energy	6.8%
Materials	7.3%
Consumer Discretionary	7.6%
Consumer Staples	7.8%
Industrials	11.1%
Financials	18.9%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
DBS Group Holdings Ltd.	1.9%
ASR Nederland NV	1.8%
Citizens Financial Group, Inc.	1.8%
BP PLC, ADR	1.7%
Dominion Energy, Inc.	1.7%
Sino Land Co. Ltd.	1.7%
Aviva PLC	1.6%
FirstEnergy Corp.	1.6%
Eversource Energy	1.6%
Altria Group, Inc.	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

FLEKX — SAR (4/26)

Victory Pioneer Equity Premium Income Fund

Class Y

Ticker: PMYRX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$46	0.90%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$160,459
Number of Holdings	146
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Communication Services	3.5%
Real Estate	4.1%
Utilities	5.7%
Energy	6.8%
Materials	7.3%
Consumer Discretionary	7.6%
Consumer Staples	7.8%
Industrials	11.1%
Financials	18.9%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
DBS Group Holdings Ltd.	1.9%
ASR Nederland NV	1.8%
Citizens Financial Group, Inc.	1.8%
BP PLC, ADR	1.7%
Dominion Energy, Inc.	1.7%
Sino Land Co. Ltd.	1.7%
Aviva PLC	1.6%
FirstEnergy Corp.	1.6%
Eversource Energy	1.6%
Altria Group, Inc.	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PMYRX — SAR (4/26)

Victory Pioneer Floating Rate Fund

Class A

Ticker: FLARX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$53	1.05%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$201,244
Number of Holdings	225
Portfolio Turnover	9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Senior Secured Loans	80.0%
Corporate Bonds	7.7%
Collateralized Loan Obligations	3.4%
OtherFootnote Reference**	2.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

FLARX — SAR (4/26)

Victory Pioneer Floating Rate Fund

Class C

Ticker: FLRCX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$91	1.82%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$201,244
Number of Holdings	225
Portfolio Turnover	9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Senior Secured Loans	80.0%
Corporate Bonds	7.7%
Collateralized Loan Obligations	3.4%
OtherFootnote Reference**	2.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

FLRCX — SAR (4/26)

Victory Pioneer Floating Rate Fund

Class Y

Ticker: FLYRX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$38	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$201,244
Number of Holdings	225
Portfolio Turnover	9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Senior Secured Loans	80.0%
Corporate Bonds	7.7%
Collateralized Loan Obligations	3.4%
OtherFootnote Reference**	2.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

FLYRX — SAR (4/26)

Victory Pioneer High Yield Fund

Class A

Ticker: TAHYX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$55	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$498,087
Number of Holdings	201
Portfolio Turnover	34%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	75.0%
Yankee Dollars	17.7%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

TAHYX — SAR (4/26)

Victory Pioneer High Yield Fund

Class C

Ticker: PYICX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$95	1.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$498,087
Number of Holdings	201
Portfolio Turnover	34%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	75.0%
Yankee Dollars	17.7%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PYICX — SAR (4/26)

Victory Pioneer High Yield Fund

Class Y

Ticker: TYHYX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$43	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$498,087
Number of Holdings	201
Portfolio Turnover	34%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2026)

Table Summary
Value	Value
Corporate Bonds	75.0%
Yankee Dollars	17.7%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

TYHYX — SAR (4/26)

Victory Pioneer Mid Cap Value Fund

Class A

Ticker: PCGRX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$55	1.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$746,704
Number of Holdings	64
Portfolio Turnover	8%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Health Care	5.5%
Consumer Staples	5.7%
Real Estate	6.9%
Utilities	7.6%
Consumer Discretionary	8.2%
Information Technology	10.3%
Energy	11.2%
Industrials	16.7%
Financials	21.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
State Street Corp.	4.0%
Coterra Energy, Inc.	3.9%
Western Digital Corp.	3.5%
Northern Trust Corp.	3.0%
M&T Bank Corp.	2.8%
Chord Energy Corp.	2.7%
Raymond James Financial, Inc.	2.7%
Dover Corp.	2.5%
CenterPoint Energy, Inc.	2.4%
Truist Financial Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCGRX — SAR (4/26)

Victory Pioneer Mid Cap Value Fund

Class C

Ticker: PCCGX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$99	1.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$746,704
Number of Holdings	64
Portfolio Turnover	8%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Health Care	5.5%
Consumer Staples	5.7%
Real Estate	6.9%
Utilities	7.6%
Consumer Discretionary	8.2%
Information Technology	10.3%
Energy	11.2%
Industrials	16.7%
Financials	21.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
State Street Corp.	4.0%
Coterra Energy, Inc.	3.9%
Western Digital Corp.	3.5%
Northern Trust Corp.	3.0%
M&T Bank Corp.	2.8%
Chord Energy Corp.	2.7%
Raymond James Financial, Inc.	2.7%
Dover Corp.	2.5%
CenterPoint Energy, Inc.	2.4%
Truist Financial Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCCGX — SAR (4/26)

Victory Pioneer Mid Cap Value Fund

Class R6

Ticker: PMCKX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$39	0.73%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$746,704
Number of Holdings	64
Portfolio Turnover	8%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Health Care	5.5%
Consumer Staples	5.7%
Real Estate	6.9%
Utilities	7.6%
Consumer Discretionary	8.2%
Information Technology	10.3%
Energy	11.2%
Industrials	16.7%
Financials	21.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
State Street Corp.	4.0%
Coterra Energy, Inc.	3.9%
Western Digital Corp.	3.5%
Northern Trust Corp.	3.0%
M&T Bank Corp.	2.8%
Chord Energy Corp.	2.7%
Raymond James Financial, Inc.	2.7%
Dover Corp.	2.5%
CenterPoint Energy, Inc.	2.4%
Truist Financial Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PMCKX — SAR (4/26)

Victory Pioneer Mid Cap Value Fund

Class Y

Ticker: PYCGX

Semi-Annual Shareholder Report — April 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$44	0.82%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2026)

Table Summary
Net Assets	$746,704
Number of Holdings	64
Portfolio Turnover	8%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
Value	Value
Materials	3.3%
Health Care	5.5%
Consumer Staples	5.7%
Real Estate	6.9%
Utilities	7.6%
Consumer Discretionary	8.2%
Information Technology	10.3%
Energy	11.2%
Industrials	16.7%
Financials	21.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2026)

Table Summary
State Street Corp.	4.0%
Coterra Energy, Inc.	3.9%
Western Digital Corp.	3.5%
Northern Trust Corp.	3.0%
M&T Bank Corp.	2.8%
Chord Energy Corp.	2.7%
Raymond James Financial, Inc.	2.7%
Dover Corp.	2.5%
CenterPoint Energy, Inc.	2.4%
Truist Financial Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PYCGX — SAR (4/26)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

April 30, 2026
Semi-Annual: Full Financials
Victory Pioneer CAT Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Statement of Cash Flows
20
Financial Highlights
21
Notes to Financial Statements (Form N-CSR Item 7) 24

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer CAT Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Insurance-Linked Securities (92.4%)
Collateralized Reinsurance (7.0%):
Earthquake - California - (0.5%):
AdaRe Re, 12/31/31(a)(b) ................................................. $ 10,045 $ 10,227
Earthquake - U.S. - (0.3%):
AdaRe Re, 9/30/31(a)(b) .................................................. 5,030 5,241
Multiperil - Massachusetts - (0.9%):
Gamboge Re, 3/31/31(a)(b)(c) .............................................. 18,000 18,717
Multiperil - U.S. & Canada - (1.6%):
Epsom Re, 9/30/31(a)(b) .................................................. 10,000 9,667
Falkirk Re, 3/31/32(a)(b) ................................................. 7,500 7,165
Macclesfield Re, 2/28/28(b)(c)(d)(e) ......................................... 10,038 9,979
Merion Re, 12/31/30(a)(b)(c) .............................................. 4,750 4,928
Multiperil - U.S. Regional - (0.3%):
Ailsa Re, 5/31/31(a)(b) ................................................... 4,930 5,126
Multiperil - Worldwide - (2.6%):
Amaranth Re, 12/31/31(a)(b)(c) ............................................ 6,500 5,876
Dartmouth Re, 12/31/27(a)(b)(c) ............................................ 750 779
Llandudno Re, 12/31/31(a)(b)(c) ............................................ 6,000 5,405
Merion Re, 12/31/31(a)(b)(c)(d) ............................................ 9,250 8,613
Old Head Re, 12/31/31(b)(c)(d)(e) ........................................... 5,000 4,347
Pi0051 Cheltenham Re, 5/31/29(b)(c)(d)(e) .................................... 10,000 10,281
Pine Valley Re, 12/31/31(a)(b)(c)(d) ......................................... 750 689
Tomtit Re, 12/31/31(b)(c)(d)(e) ............................................. 18,250 19,267
Multiperil -Worldwide - (0.3%):
Phoenix 3 Re, 1/4/39, Callable 6/4/26 @ 100(a)(b)(f) ............................. 5,000 5,742
Wind Storm - Florida - (0.1%):
Mangrove Re
5/31/30(a)(b)(c)(f) .................................................. 9,865 1,211
05/31/31(a)(b) ..................................................... 5,800 277
Pi0057 Ipswich Re 2025, 5/31/31(a)(b) ....................................... 4,956 279
Wind Storm - North Carolina - (0.1%):
Mangrove Re 2025 A, 4/30/31(a)(b) ......................................... 42,500 1,242
Wind Storm - U.S. - (0.0%):(g)
Mangrove Re, 6/12/26(a)(b) ............................................... 5,800 674
Wind Storm - U.S. Multistate - (0.0%):(g)
White Heron Re 2025, 5/31/31(a)(b) ......................................... 8,200 229
Wind Storm - U.S. Regional - (0.3%):
Oakmont Re 2025, 3/31/31(a)(b) ............................................ 9,613 5,177
141,138
Event Linked Bonds (85.4%):
Earthquake - California - (6.3%):
Sutter Re
10.26%, (FHMMUSTF+675bps), 6/19/26(b)(h)(i) ........................... 1,760 1,765
13.26%, (FHMMUSTF+975bps), 6/19/26, Callable 6/4/26 @ 105(b)(h)(i) .......... 6,855 6,872
TorRey Pines Re
8.85%, (JMMMUSTF+531bps), 6/5/26(b)(h)(i) ............................. 8,125 8,140
9.58%, (JMMMUSTF+604bps), 6/7/27(b)(h)(i) ............................. 500 518
10.65%, (JMMMUSTF+711bps), 6/7/27, Callable 6/7/26 @ 102.25(b)(h)(i) ......... 325 336
7.30%, (BRMMUSDF+375bps), 6/7/28, Callable 6/7/26 @ 102.5(b)(h)(i) .......... 8,250 8,413
8.05%, (BRMMUSDF+450bps), 6/7/28, Callable 6/8/26 @ 103.5(b)(h)(i) .......... 10,750 10,932
10.05%, (BRMMUSDF+650bps), 6/7/28, Callable 6/7/26 @ 103.5(b)(h)(i) ......... 6,250 6,418
Ursa Re
9.02%, (BNMMDTSC+550bps), 12/7/26(b)(h)(i) ........................... 1,750 1,774
12.27%, (BNMMDTSC+875bps), 12/7/26(b)(h)(i) ........................... 5,000 5,118
12.79%, (JMMMUSTF+925bps), 12/7/26(b)(h)(i) ........................... 4,250 4,352

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ursa Re II
11.26%, (MSMMUSTF+775bps), 6/7/28, Callable 6/7/27 @ 102.25(b)(h)(i) ........ $ 41,250 $ 41,485
12.55%, (BRMMUSDF+900bps), 6/7/28, Callable 6/7/27 @ 103(b)(h)(i) .......... 9,500 9,720
8.51%, (MSMMUSTF+500bps), 12/7/29, Callable 12/7/27 @ 102.75(b)(h)(i) ....... 25,000 24,792
Earthquake - Canada - (0.5%):
Ursa Re, Series F, 11.01% (GSMMUSTI+750bps), 2/22/28, Callable 12/7/26 @ 103.5(b)(h)(i) 10,750 10,970
Earthquake - Chile - (0.1%):
Maschpark Re, Series 1, 7.01% (FHMMUSTF+350bps), 1/10/28, Callable 1/10/27 @ 101.5(b)
(h)(i) ............................................................ 1,500 1,528
Earthquake - Europe - (0.1%):
Azzurro Re II DAC, 8.49% (EUR003M+625bps), 4/20/28(b)(h)(i) .................... 1,000 1,189
Earthquake - Israel - (0.3%):
Turris Re, Series A, 5.94% (JMMMUSTF+240bps), 1/8/29, Callable 12/1/27 @ 101.75(b)(h)(i) 6,000 6,011
Earthquake - Italy - (0.1%):
Lion Re DAC, Series B, 8.20% (EUR003M+600bps), 6/15/29, Callable 1/1/27 @ 103.25(b)(h)
(i) .............................................................. 1,000 1,181
Earthquake - Japan - (0.7%):
Kizuna Re III Pte, Series A, 6.17% (3 Month U.S. Treasury Bill+250bps), 4/9/31(b)(h)(i) ... 2,750 2,746
Nakama Re Pte
(3 Month U.S. Treasury Bill+235bps)4/4/29(b)(f)(h)(i) ........................ 8,000 8,044
5.77%, (3 Month U.S. Treasury Bill+210bps), 4/23/30(b)(h)(i) .................. 2,000 1,997
5.76%, (3 Month U.S. Treasury Bill+210bps), 4/9/31(b)(h)(i) ................... 1,750 1,747
Earthquake - Mexico - (0.1%):
International Bank for Reconstruction & Development
7.86%, (SOFR+422bps), 4/24/28(b)(h)(i) ................................. 1,500 1,534
14.86%, (SOFR+1122bps), 4/24/28(b)(h)(i) ................................ 500 509
Earthquake - U.S. - (3.2%):
Acorn Re
6.62%, (GSMMUSTF+310bps), 11/5/27, Callable 6/4/26 @ 102.5(b)(h)(i) ......... 5,750 5,824
5.86%, (GSMMUSTI+235bps), 11/7/28, Callable 11/7/26 @ 101.5(b)(h)(i) ......... 14,750 14,709
Herbie Re, Series A, 7.76% (MSMMUSTF+425bps), 1/7/30, Callable 1/7/27 @ 103(b)(h)(i) . 14,000 14,000
Logistics Re, Series A, 9.51% (FHMMUSTF+600bps), 12/21/27, Callable 5/19/26 @ 102(b)(h)
(i) .............................................................. 500 510
Nakama Re, Series 1, 6.00% (TSFR3M+250bps), 5/9/28(b)(f)(h)(i) ................... 250 252
Veraison Re
8.25%, (GSMMUSTI+474bps), 3/8/27, Callable 5/19/26 @ 102.25(b)(h)(i) ......... 2,000 2,030
7.01%, (GSMMUSTI+350bps), 3/8/28, Callable 6/4/26 @ 102.75(b)(h)(i) .......... 10,500 10,561
8.51%, (GSMMUSTI+500bps), 3/8/28, Callable 6/4/26 @ 104(b)(h)(i) ............ 1,250 1,262
6.41%, (GSMMUSTI+290bps), 3/8/29, Callable 3/8/27 @ 102.25(b)(h)(i) .......... 7,100 7,121
7.66%, (GSMMUSTI+415bps), 3/8/29, Callable 3/8/27 @ 102.25(b)(h)(i) .......... 7,850 7,843
Earthquake - U.S. & Canada - (0.4%):
3264 Re, Series B, 6.51% (FHMMUSTF+300bps), 2/7/28, Callable 2/7/27 @ 106.25(b)(h)(i) 7,000 7,061
Matterhorn Re
6.05%, (BRMMUSDF+250bps), 9/22/28, Callable 9/17/26 @ 101.65(b)(h)(i) ....... 2,250 2,250
7.30%, (BRMMUSDF+375bps), 9/22/28, Callable 9/17/26 @ 102.5(b)(h)(i) ........ 750 753
Earthquake - Worldwide - (0.1%):
Liongate Re Dac, Series 2025, 7.22% (SOFR+357bps), 4/25/28(b)(h)(i) ................ 1,000 1,007
Flood - U.S. - (0.6%):
Floodsmart Re
21.14%, (FHMMUSTF+1763bps), 3/12/27(b)(h)(i) .......................... 4,500 4,477
25.91%, (FHMMUSTF+2240bps), 3/11/30(b)(h)(i) .......................... 150 8
FloodSmart Re, 17.87% (FHMMUSTF+1436bps), 3/12/27(b)(h)(i) ................... 7,750 8,101
Health - U.S. - (0.2%):
Vitality Re XV
6.01%, (FHMMUSTF+250bps), 1/7/28(b)(h)(i) ............................. 1,000 1,008
7.01%, (FHMMUSTF+350bps), 1/7/28(b)(h)(i) ............................. 500 508

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vitality Re XVI
5.26%, (MSMMUSTF+175bps), 1/8/29(b)(h)(i) ............................ $ 750 $ 745
5.76%, (MSMMUSTF+225bps), 1/8/29(b)(h)(i) ............................ 750 747
7.26%, (MSMMUSTF+375bps), 1/8/29(b)(h)(i) ............................ 2,750 2,733
Multiperil - - (0.1%):
Asian Development Bank, Series A (SOFR+600bps), 5/30/29(b)(f)(h)(i) ................ 2,000 2,000
Multiperil - Canada - (0.0%):(g)
Mmifs Re, 5.20% (CAONINDX+290bps), 1/10/28, Callable 6/4/26 @ 103(b)(h)(i) ........ 1,000 736
Multiperil - Europe - (0.1%):
Lion Re DAC, Series 2025, 7.70% (EUR003M+550bps), 6/15/29, Callable 6/4/26 @ 104.25(b)
(h)(i) ............................................................ 1,000 1,188
Multiperil - Florida - (0.9%):
Armor Re II
8.67%, (3 Month U.S. Treasury Bill+500bps), 6/7/29(b)(h)(i) ................... 5,000 5,000
18.42%, (3 Month U.S. Treasury Bill+1475bps), 6/7/29(b)(h)(i) ................. 3,500 3,500
Sanders Re II, Series A, 10.55% (BRMMUSDF+700bps), 6/7/28(b)(h)(i) ............... 8,250 8,532
Sanders Re III, 11.27% (BRMMUSDF+772bps), 6/5/26(b)(h)(i) ..................... 1,000 1,004
Multiperil - Massachusetts - (0.4%):
Mayflower Re, Series A, 7.01% (FHMMUSTF+350bps), 7/7/28, Callable 7/7/26 @ 102.75(b)
(h)(i) ............................................................ 7,500 7,635
Multiperil - Puerto Rico - (0.0%):(g)
Puerto Rico Parametric Re, Series A, 12.51% (GSMMUSTI+900bps), 6/7/27(b)(h)(i) ...... 500 522
Multiperil - Tajikistan - (0.1%):
Asian Development Bank, Series A (SOFRINDX+600bps), 5/30/29(b)(f)(h)(i) ........... 2,000 2,000
Multiperil - Texas - (0.4%):
Handshake Re, Series A, 8.04% (JMMMUSTF+450bps), 1/8/30, Callable 1/8/27 @ 100(b)(h)
(i) .............................................................. 8,100 8,017
Multiperil - U.S. - (25.6%):
Aquila Re, 8.94% (BRMMUSDF+539bps), 6/7/27, Callable 6/4/26 @ 106(b)(h)(i) ........ 2,250 2,298
Aquila Re I, Series B-1, 11.90% (BRMMUSDF+835bps), 6/7/27, Callable 6/5/26 @ 104(b)(h)
(i) .............................................................. 3,750 3,886
Atela Re, Series A, 17.80% (BRMMUSDF+1425bps), 5/9/27(b)(h)(i) ................. 3,000 3,143
Baldwin Re, Series A, 8.60% (BRMMUSDF+505bps), 7/7/27, Callable 6/4/26 @ 103.5(b)(h)
(i) .............................................................. 750 766
Bonanza Re
7.26%, (MSMMUSTF+375bps), 12/19/27(b)(h)(i) ........................... 9,750 9,833
9.01%, (MSMMUSTF+550bps), 12/19/27(b)(h)(i) ........................... 16,000 16,080
Commonwealth Re, Series A, 7.29% (JMMMUSTF+375bps), 7/10/28, Callable 6/10/26 @
103(b)(h)(i) ....................................................... 10,000 10,178
Finca Re, Series A, 8.80% (BRMMUSDF+525bps), 6/7/28, Callable 6/5/26 @ 103.5(b)(h)(i) . 10,000 10,146
Foundation Re
9.79%, (JMMMUSTF+625bps), 1/8/27, Callable 6/4/26 @ 102.5(b)(h)(i) .......... 11,955 12,145
7.04%, (JMMMUSTF+350bps), 1/7/30, Callable 1/1/27 @ 102.5(b)(h)(i) .......... 60,000 44,550
Four Lakes Re
9.35%, (BRMMUSDF+552bps), 1/7/27, Callable 6/4/26 @ 102.5(b)(h)(i) .......... 3,250 3,283
12.47%, (BRMMUSDF+970bps), 1/7/27, Callable 6/4/26 @ 103.25(b)(h)(i) ........ 2,750 2,761
9.05%, (BRMMUSDF+550bps), 1/7/28, Callable 12/31/26 @ 102(b)(h)(i) ......... 9,120 9,286
11.80%, (BRMMUSDF+825bps), 1/7/28, Callable 12/31/26 @ 102.75(b)(h)(i) ...... 8,000 8,073
6.80%, (BRMMUSDF+325bps), 1/8/29, Callable 12/31/27 @ 101.25(b)(h)(i) ....... 5,350 5,352
9.55%, (BRMMUSDF+600bps), 1/8/29, Callable 12/31/27 @ 101.5(b)(h)(i) ........ 12,750 12,617
Fuchsia, 2024-1, 8.66% (FRMMUSTI+514bps), 4/6/28, Callable 6/4/26 @ 104(b)(h)(i) ..... 9,000 9,210
Gateway Re, Series A, 5.55% (BRMMUSDF+200bps), 7/6/29, Callable 6/15/27 @ 106.4(b)(h)
(i) .............................................................. 3,500 3,495
Herbie Re
26.54%, (JMMMUSTF+2300bps), 1/8/27, Callable 6/4/26 @ 102.75(b)(h)(i) ........ 1,500 1,496
10.44%, (JMMMUSTF+690bps), 1/7/28, Callable 1/8/27 @ 102.5(b)(h)(i) ......... 6,000 5,972
13.44%, (JMMMUSTF+990bps), 1/8/28, Callable 1/8/27 @ 103.25(b)(h)(i) ........ 1,500 1,494
10.79%, (JMMMUSTF+725bps), 1/8/29, Callable 12/31/27 @ 102(b)(h)(i) ......... 5,000 5,024
14.29%, (JMMMUSTF+1075bps), 1/8/29, Callable 12/31/27 @ 105.5(b)(h)(i) ....... 2,000 2,039

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
High Point Re, 9.19% (BRMMUSDF+564bps), 1/6/27, Callable 6/4/26 @ 102.25(b)(h)(i) ... $ 1,500 $ 1,517
Hypatia Re, Series A, 12.02% (BNMMDTSC+850bps), 7/5/28, Callable 7/27/26 @ 104.5(b)(h)
(i) .............................................................. 3,500 3,537
Matterhorn Re
15.30%, (BRMMUSDF+1175bps), 2/16/29, Callable 2/10/27 @ 105.9(b)(h)(i) ...... 10,250 10,112
18.55%, (BRMMUSDF+1500bps), 2/16/29, Callable 2/10/27 @ 107.5(b)(h)(i) ...... 1,000 984
Merna Re Companywide, Series A, 10.54% (JMMMUSTF+700bps), 7/7/28(b)(h)(i) ....... 28,250 29,295
Merna Re II
11.89%, (GSMMUSTI+838bps), 7/7/26(b)(h)(i) ............................ 350 354
10.98%, (GSMMUSTI+747bps), 7/7/27(b)(h)(i) ............................ 1,275 1,312
12.00%, (GSMMUSTI+849bps), 7/7/27, Callable 6/30/26 @ 103.25(b)(h)(i) ........ 5,000 5,136
11.29%, (JMMMUSTF+775bps), 7/7/28(b)(h)(i) ............................ 16,500 16,888
Mystic Re
15.51%, (GSMMUSTI+1200bps), 1/8/27(b)(h)(i) ........................... 19,950 20,028
8.41%, (GSMMUSTI+490bps), 1/10/28(b)(h)(i) ............................ 5,000 5,029
Mystic Re IV
13.17%, (GSMMUSTI+966bps), 1/10/28(b)(h)(i) ........................... 1,750 1,766
17.64%, (GSMMUSTI+1413bps), 1/10/28(b)(h)(i) .......................... 750 704
One Shield Re, Series 1, 11.55% (BRMMUSDF+800bps), 4/27/29, Callable 6/13/27 @
105.5(b)(h)(i) ...................................................... 4,000 3,998
Residential Re
9.51%, (JMMMUSTF+597bps), 12/6/27(b)(h)(i) ............................ 3,125 3,238
8.92%, (JMMMUSTF+538bps), 12/6/28(b)(h)(i) ............................ 5,000 5,101
10.48%, (JMMMUSTF+694bps), 12/6/28(b)(h)(i) ........................... 9,500 9,599
16.93%, (GSMMUSTI+1342bps), 12/6/28(b)(h)(i) .......................... 8,000 8,435
13.76%, (GSMMUSTI+1025bps), 12/6/29(b)(h)(i) .......................... 27,500 27,167
Residential Re 2025, Series 5, 6.79% (JMMMUSTF+325bps), 12/6/29(b)(h)(i) ........... 30,000 29,604
Sanders Re
7.54%, (BRMMUSDF+399bps), 4/7/29(b)(h)(i) ............................ 12,575 12,751
8.91%, (BRMMUSDF+536bps), 4/7/29(b)(h)(i) ............................ 18,000 18,216
Sanders Re II
7.51%, (GSMMUSTI+400bps), 4/7/28(b)(h)(i) ............................. 2,250 2,300
8.01%, (GSMMUSTI+450bps), 4/7/28(b)(h)(i) ............................. 4,750 4,848
7.76%, (GSMMUSTI+425bps), 4/8/30(b)(h)(i) ............................. 1,500 1,569
8.26%, (GSMMUSTI+475bps), 4/8/30(b)(h)(i) ............................. 5,250 5,497
Sanders Re III
9.02%, (BRMMUSDF+547bps), 4/7/27(b)(h)(i) ............................ 700 712
9.11%, (BRMMUSDF+556bps), 4/7/28(b)(h)(i) ............................. 7,750 8,031
8.67%, (3 Month U.S. Treasury Bill+500bps), 4/8/30(b)(h)(i) ................... 11,000 10,993
8.67%, (3 Month U.S. Treasury Bill+500bps), 4/7/31(b)(h)(i) ................... 15,000 14,937
Sanders Re IV
7.02%, (HSMMUSTF+350bps), 4/8/30(b)(h)(i) ............................. 4,750 4,731
7.02%, (HSMMUSTF+350bps), 4/7/31(b)(h)(i) ............................. 5,500 5,479
Skyline Re II, Series 2025-1, 7.17% (1 Month U.S. Treasury Bill+350bps), 1/7/30, Callable
1/7/27 @ 103.25(b)(h)(i) ............................................. 20,000 19,940
Solomon Re, 9.03% (GSMMUSTI+552bps), 6/8/26(b)(h)(i) ........................ 6,800 6,814
Stabilitas Re, Series A, 12.03% (BRMMUSDF+848bps), 6/5/26(b)(h)(i) ................ 3,900 3,916
Titania Re, Series A, 11.17% (3 Month U.S. Treasury Bill+750bps), 4/30/29, Callable 4/1/27 @
103.7(b)(h)(i) ...................................................... 3,250 3,250
Topanga Re
8.29%, (JMMMUSTF+475bps), 1/7/30, Callable 1/1/28 @ 103.15(b)(h)(i) ......... 10,500 10,440
9.29%, (JMMMUSTF+575bps), 1/7/30, Callable 1/1/28 @ 104.15(b)(h)(i) ......... 8,750 8,691
Turicum Re, Series A, 19.29% (JMMMUSTF+1575bps), 4/9/29, Callable 4/9/27 @ 108.75(b)
(h)(i) ............................................................ 5,500 5,497
Yosemite Re, Series A, 10.76% (GSMMUSTI+725bps), 6/7/28, Callable 6/7/26 @ 104.75(b)
(h)(i) ............................................................ 1,000 1,043
Multiperil - U.S. & Canada - (14.7%):
3264 Re
11.01%, (GSMMUSTI+750bps), 6/8/28(b)(h)(i) ............................ 7,500 7,664
9.51%, (GSMMUSTI+600bps), 1/8/29, Callable 1/7/27 @ 102(b)(h)(i) ............ 12,000 11,888
10.01%, (GSMMUSTI+650bps), 1/8/29, Callable 1/7/27 @ 102(b)(h)(i) ........... 14,000 13,937
Ashera Re, Series A, 8.75% (GSMMUSTI+524bps), 4/7/27(b)(h)(i) ................... 5,750 5,793
Atlas Re, 15.88% (SOFR+1222bps), 6/8/27(b)(h)(i) .............................. 3,000 3,230

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Bridge Street Re, Series A, 7.54% (JMMMUSTF+400bps), 1/7/28, Callable 6/4/26 @
102.75(b)(h)(i) ..................................................... $ 12,250 $ 12,294
Fuchsia, Series A, 6.77% (FRMMUSTF+325bps), 4/6/29, Callable 4/1/27 @ 102.25(b)(h)(i) . 6,750 6,695
Galileo Re
10.51%, (GSMMUSTI+700bps), 1/7/28, Callable 6/4/26 @ 104.5(b)(h)(i) .......... 7,050 7,264
6.79%, (JMMMUSTF+325bps), 1/8/30, Callable 1/8/27 @ 103(b)(h)(i) ............ 18,750 18,570
8.54%, (JMMMUSTF+500bps), 1/8/30, Callable 1/8/27 @ 101.25(b)(h)(i) ......... 17,500 17,199
Kilimanjaro II Re
9.80%, (BRMMUSDF+625bps), 6/30/28, Callable 8/8/26 @ 102.25(b)(h)(i) ........ 8,250 8,594
10.80%, (BRMMUSDF+725bps), 6/30/28, Callable 7/8/26 @ 102.5(b)(h)(i) ........ 4,500 4,709
7.51%, (GSMMUSTI+400bps), 7/9/29, Callable 7/8/26 @ 104.5(b)(h)(i) ........... 10,000 10,199
10.01%, (GSMMUSTI+650bps), 7/9/29, Callable 7/8/26 @ 105.25(b)(h)(i) ......... 6,750 6,893
7.51%, (GSMMUSTI+400bps), 7/8/30, Callable 7/8/26 @ 106(b)(h)(i) ............ 14,250 14,569
10.01%, (GSMMUSTI+650bps), 7/8/30, Callable 7/8/26 @ 107(b)(h)(i) ........... 14,750 15,004
Lapis Re, Series A, 11.17% (3 Month U.S. Treasury Bill+750bps), 1/9/29, Callable 1/9/27 @
104.5(b)(h)(i) ...................................................... 2,500 2,524
Mona Lisa Re
13.30%, (BRMMUSDF+975bps), 6/25/27(b)(h)(i) ........................... 6,500 6,805
15.55%, (BRMMUSDF+1200bps), 1/8/30, Callable 1/28/27 @ 108.25(b)(h)(i) ...... 15,000 15,002
9.05%, (BRMMUSDF+550bps), 1/8/31, Callable 1/7/28 @ 104.25(b)(h)(i) ......... 17,250 17,354
Montoya Re
9.26%, (MSMMUSTF+575bps), 4/7/28, Callable 4/15/27 @ 102(b)(h)(i) .......... 5,750 5,743
8.79%, (JMMMUSTF+525bps), 4/9/30, Callable 4/15/27 @ 104.5(b)(h)(i) ......... 19,600 19,620
Mystic Re IV
6.76%, (GSMMUSTI+325bps), 1/8/29, Callable 12/1/27 @ 102(b)(h)(i) ........... 3,500 3,477
10.41%, (GSMMUSTI+690bps), 1/8/29, Callable 12/1/26 @ 103(b)(h)(i) .......... 4,500 4,455
Northshore Re II, Series A, 8.55% (BRMMUSDF+500bps), 4/7/28, Callable 4/1/27 @ 101.5(b)
(h)(i) ............................................................ 19,750 19,750
Ocelot Re
11.30%, (BRMMUSDF+775bps), 1/7/27(b)(h)(i) ............................ 8,000 8,036
8.05%, (BRMMUSDF+450bps), 2/26/29, Callable 2/26/27 @ 103(b)(h)(i) ......... 9,750 9,928
Photon Re, Series A, 11.54% (JMMMUSTF+800bps), 3/7/30, Callable 3/7/27 @ 106.5(b)(h)(i) 9,000 8,956
Ramble Re, Series A, 10.02% (JMMMUSTF+648bps), 3/5/27(b)(h)(i) ................. 5,000 5,024
Riverfront Re, Series B, 11.26% (GSMMUSTI+775bps), 1/8/29, Callable 6/30/26 @ 107(b)(h)
(i) .............................................................. 1,500 1,557
Titania Re
9.76%, (GSMMUSTI+625bps), 11/26/27, Callable 11/21/26 @ 102.25(b)(h)(i) ...... 4,250 4,282
13.01%, (GSMMUSTI+950bps), 11/26/27, Callable 11/21/26 @ 103(b)(h)(i) ........ 3,750 3,706
Multiperil - U.S. Multistate - (0.0%):(g)
Sabine Re, Series A, 9.17% (1 Month U.S. Treasury Bill+550bps), 4/8/30, Callable 4/1/27 @
106.75(b)(h)(i) ..................................................... 750 749
Multiperil - U.S. Northeast - (0.6%):
Baldwin Re, Series A, 7.30% (BRMMUSDF+375bps), 7/9/29, Callable 7/7/26 @ 104.5(b)(h)
(i) .............................................................. 6,500 6,612
Locke Tavern Re
6.79%, (JMMMUSTF+325bps), 4/9/29, Callable 4/9/27 @ 102(b)(h)(i) ............ 2,600 2,592
7.79%, (JMMMUSTF+425bps), 4/9/29, Callable 4/9/27 @ 102.5(b)(h)(i) .......... 3,500 3,488
Multiperil - U.S. Regional - (0.3%):
Aquila Re
10.78%, (BNMMDTSC+726bps), 6/8/26(b)(h)(i) ........................... 400 402
12.35%, (BNMMDTSC+883bps), 6/8/26(b)(h)(i) ........................... 1,400 1,408
Aquila Re I, Series A-1, 8.86% (BNMMDTSC+534bps), 6/8/26(b)(h)(i) ................ 250 250
Long Point Re IV, 7.80% (BRMMUSDF+425bps), 6/1/26(b)(h)(i) .................... 4,000 4,001
Multiperil - Worldwide - (4.5%):
Atlas Capital
11.23%, (SOFR+757bps), 6/5/26(b)(h)(i) ................................. 2,150 2,167
10.91%, (SOFR+725bps), 6/7/28, Callable 6/7/26 @ 104(b)(h)(i) ................ 5,000 5,110
Black Kite Re, Series A, 11.50% (BNMMUSTF+800bps), 5/8/28, Callable 6/4/26 @ 104(b)(h)
(i) .............................................................. 1,000 1,006
Bridge Street Re, Series A, 11.29% (JMMMUSTF+775bps), 1/8/29, Callable 1/7/27 @
104.5(b)(h)(i) ...................................................... 51,450 48,530

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Cat Re, 2001, 15.78% (JMMMUSTF+1224bps), 1/8/27(b)(h)(i) ...................... $ 9,250 $ 9,346
Kendall Re
9.76%, (GSMMUSTI+625bps), 4/30/27(b)(h)(i) ............................ 5,500 5,608
11.25%, (GSMMUSTI+774bps), 4/30/27(b)(h)(i) ........................... 11,000 11,251
Montoya Re, Series B, 16.04% (JMMMUSTF+1250bps), 4/9/30, Callable 4/15/27 @ 106(b)(h)
(i) .............................................................. 2,750 2,685
Silk Road Re, 9.52% (BNMMDTSC+600bps), 1/10/28, Callable 6/4/26 @ 104.75(b)(h)(i) ... 2,000 2,015
Wild Fire - California - (2.1%):
123 Lights Re, Series A, 14.51% (FHMMUSTF+1100bps), 9/14/28, Callable 9/15/26 @ 109(b)
(h)(i) ............................................................ 1,000 1,037
Golden Bear Re, Series A, 13.29% (JMMMUSTF+975bps), 1/8/29, Callable 1/1/27 @ 107.5(b)
(h)(i) ............................................................ 40,000 40,652
Wind Storm - Europe - (0.4%):
Blue Sky Re DAC, 8.33% (EUR003M+616bps), 1/26/27(b)(h)(i) ..................... 2,000 2,419
Recoletos Re DAC, Series A, 3.50% (3 Month U.S. Treasury Bill+350bps), 12/8/28, Callable
12/1/26 @ 102.5(b)(h)(i) ............................................. 4,500 5,342
Windmill III Re, 7.29% (EUR003M+521bps), 7/5/28(b)(h)(i) ....................... 750 908
Wind Storm - Florida - (7.5%):
Abacab Re, Series 1, 9.80% (BRMMUSDF+625bps), 4/13/29, Callable 6/7/27 @ 106(b)(h)(i) 250 250
Armor Re II
13.75%, (BRMMUSDF+1020bps), 5/7/27(b)(h)(i) ........................... 2,000 2,098
12.05%, (BRMMUSDF+850bps), 1/7/28(b)(h)(i) ............................ 9,250 9,734
First Coast Re
10.04%, (JMMMUSTF+650bps), 3/10/28, Callable 7/1/27 @ 103(b)(h)(i) .......... 7,000 7,074
11.04%, (JMMMUSTF+750bps), 3/10/28, Callable 7/1/27 @ 103.5(b)(h)(i) ......... 7,750 7,871
Hestia Re
10.27%, (BNMMDTSC+675bps), 3/13/28, Callable 6/4/26 @ 105(b)(h)(i) ......... 2,500 2,524
11.77%, (BNMMDTSC+825bps), 3/13/28, Callable 6/4/26 @ 106(b)(h)(i) ......... 1,000 1,014
Integrity Re
16.83%, (FHMMUSTF+1332bps), 6/6/26(b)(h)(i) ........................... 3,000 3,033
26.31%, (FHMMUSTF+2280bps), 6/6/26(b)(h)(i) ........................... 1,500 1,529
Integrity Re III
11.51%, (FHMMUSTF+800bps), 6/6/27(b)(h)(i) ............................ 3,500 3,542
13.26%, (FHMMUSTF+975bps), 6/6/27(b)(h)(i) ............................ 3,750 3,819
29.01%, (FHMMUSTF+2550bps), 6/6/27(b)(h)(i) ........................... 1,250 1,348
11.51%, (FHMMUSTF+800bps), 6/6/28(b)(h)(i) ............................ 5,500 5,589
13.26%, (FHMMUSTF+975bps), 6/6/28(b)(h)(i) ............................ 4,250 4,361
15.76%, (FHMMUSTF+1225bps), 6/6/28(b)(h)(i) ........................... 10,000 10,367
6.01%, (FHMMUSTF+250bps), 6/7/29(b)(h)(i) ............................. 250 250
Marlon Re, 10.85% (JMMMUSTF+731bps), 6/7/27, Callable 7/1/26 @ 104.25(b)(h)(i) ..... 750 779
Meadows, Series A, 15.76% (GSMMUSTI+1225bps), 12/7/29, Callable 12/7/27 @ 105.5(b)(h)
(i) .............................................................. 4,750 4,580
Merna Re II, 12.26% (GSMMUSTI+875bps), 7/7/27(b)(h)(i) ........................ 2,000 2,057
Merna Reinsurance II, Series A, 11.29% (JMMMUSTF+775bps), 7/7/28(b)(h)(i) ......... 7,000 7,144
Palm Re
13.22%, (BNMMDTSC+970bps), 6/7/27, Callable 6/4/26 @ 104.5(b)(h)(i) ......... 10,000 10,402
11.27%, (BNMMDTSC+775bps), 6/7/28, Callable 6/4/26 @ 106.5(b)(h)(i) ......... 12,750 13,089
8.55%, (BRMMUSDF+500bps), 6/7/29, Callable 6/15/27 @ 104.5(b)(h)(i) ......... 15,250 15,242
Purple Re
12.67%, (JMMMUSTF+913bps), 6/7/27(b)(h)(i) ............................ 3,600 3,704
10.79%, (JMMMUSTF+725bps), 6/7/28, Callable 6/7/26 @ 106(b)(h)(i) ........... 6,500 6,753
11.29%, (JMMMUSTF+775bps), 6/7/28, Callable 6/7/26 @ 106.5(b)(h)(i) ......... 5,500 5,666
6.04%, (JMMMUSTF+250bps), 6/7/29, Callable 6/7/27 @ 105(b)(h)(i) ............ 5,000 4,993
Winston Re
13.73%, (BNMMDTSC+1021bps), 2/26/27(b)(h)(i) .......................... 2,250 2,330
15.21%, (BNMMDTSC+1169bps), 2/26/27(b)(h)(i) .......................... 500 517
10.02%, (BNMMDTSC+650bps), 2/21/28, Callable 6/21/26 @ 105.75(b)(h)(i) ...... 12,500 12,710
8.30%, (BRMMUSDF+475bps), 5/4/29, Callable 6/4/27 @ 104.25(b)(h)(i) ......... 3,000 3,000
Wind Storm - Florida & Louisana - (0.5%):

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Nature Coast Re
13.51%, (GSMMUSTI+1000bps), 12/7/26, Callable 6/4/26 @ 104.25(b)(h)(i) ....... $ 2,250 $ 2,272
11.67%, (3 Month U.S. Treasury Bill+800bps), 2/26/30(b)(h)(i) ................. 7,750 7,737
Wind Storm - France - (0.5%):
Hexagon IV Re
7.99%, (EUR003M+575bps), 1/21/28(b)(h)(i) .............................. 1,500 1,774
7.20%, (EUR003M+496bps), 1/22/30(b)(h)(i) .............................. 6,750 7,962
Wind Storm - Japan - (0.2%):
Hestia Re
4/16/27(b)(f)(i)(j) ................................................... 750 554
9.42%, (1 Month U.S. Treasury Bill+575bps), 4/16/29, Callable 4/8/27 @ 106.25(b)(h)(i) 2,750 2,747
12.92%, (1 Month U.S. Treasury Bill+925bps), 4/16/29, Callable 4/8/27 @ 106.25(b)(h)
(i) .............................................................. 250 250
Sakura Re, Series A, 6.30% (BRMMUSDF+275bps), 4/5/29(b)(h)(i) .................. 2,750 2,748
Tomoni Re Pte, Series A, 6.79% (JMMMUSTF+325bps), 4/5/28(b)(h)(i) ............... 750 752
Wind Storm - Louisiana - (0.8%):
Bayou Re, Series A, 15.93% (JMMMUSTF+1239bps), 5/26/26(b)(h)(i) ................ 3,750 3,765
Nature Coast Re
15.06%, (GSMMUSTI+1155bps), 1/16/29, Callable 6/4/26 @ 109.75(b)(h)(i) ....... 8,750 9,083
13.26%, (GSMMUSTI+975bps), 4/10/29, Callable 4/1/27 @ 108(b)(h)(i) .......... 3,500 3,662
Wind Storm - Massachusetts - (0.1%):
Mayflower Re, 8.44% (FHMMUSTF+493bps), 7/8/27, Callable 7/8/26 @ 101.25(b)(h)(i) ... 2,000 2,033
Wind Storm - Mexico - (0.2%):
International Bank for Reconstruction & Development
15.86%, (SOFR+1222bps), 4/24/28(b)(h)(i) ............................... 1,500 1,607
17.36%, (SOFR+1372bps), 4/24/28(b)(h)(i) ............................... 2,000 2,073
Wind Storm - Netherlands - (0.0%):(g)
Orange Capital Re DAC, 8.10% (EUR003M+600bps), 1/17/29(b)(h)(i) ................ 500 614
Wind Storm - New York - (0.3%):
Metrocat Re, Series A, 9.27% (GSMMUSTF+575bps), 5/8/26(b)(h)(i) ................. 2,000 2,000
Oceanside Re, Series A, 9.52% (BNMMDTSC+600bps), 5/15/28, Callable 6/4/26 @ 104(b)(h)
(i) .............................................................. 3,250 3,287
Wind Storm - North Carolina - (3.6%):
Blue Ridge Re
11.50%, (FHMMUSTF+799bps), 1/8/27(b)(h)(i) ............................ 500 505
7.01%, (FHMMUSTF+350bps), 1/8/29, Callable 1/8/27 @ 103(b)(h)(i) ............ 14,500 14,644
9.51%, (FHMMUSTF+600bps), 1/8/29, Callable 1/8/27 @ 104.5(b)(h)(i) .......... 14,500 14,271
11.51%, (FHMMUSTF+800bps), 1/8/29, Callable 1/8/27 @ 105.25(b)(h)(i) ......... 17,250 16,876
Cape Lookout Re
8.76%, (FHMMUSTF+525bps), 3/21/29, Callable 3/13/27 @ 103.5(b)(h)(i) ........ 8,500 8,460
9.51%, (FHMMUSTF+600bps), 3/21/29, Callable 3/13/27 @ 104(b)(h)(i) .......... 16,000 15,918
Longleaf Pine Re, Series 1, 21.45% (GSMMUSTI+1793bps), 5/25/27(b)(h)(i) ........... 3,250 3,392
Wind Storm - Texas - (2.7%):
Alamo Re
12.59%, (FHMMUSTF+908bps), 6/7/26(b)(h)(i) ............................ 7,000 7,035
15.39%, (FHMMUSTF+1188bps), 6/7/26(b)(h)(i) ........................... 3,000 3,015
10.05%, (FHMMUSTF+654bps), 6/7/27(b)(h)(i) ............................ 1,500 1,500
11.94%, (FHMMUSTF+843bps), 6/7/27(b)(h)(i) ............................ 14,370 14,370
Bluebonnet Re
15.54%, (JMMMUSTF+1200bps), 6/7/27(b)(h)(i) ........................... 2,750 2,832
9.26%, (FHMMUSTF+575bps), 6/7/28(b)(h)(i) ............................. 5,500 5,500
12.01%, (FHMMUSTF+850bps), 6/7/28(b)(h)(i) ............................ 4,250 4,414
15.26%, (FHMMUSTF+1175bps), 6/7/28(b)(h)(i) ........................... 4,000 4,178
Merna Reinsurance II, Series A, 12.29% (JMMMUSTF+875bps), 7/7/28(b)(h)(i) ......... 13,000 13,641
Wind Storm - U.S. - (1.7%):
Gateway Re, Series AAA, 5.55% (BRMMUSDF+200bps), 7/6/29, Callable 6/15/27 @ 102.8(b)
(h)(i) ............................................................ 500 499

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lower Ferry Re
8.16%, (MSMMUSTF+465bps), 7/8/26(b)(h)(i) ............................ $ 2,500 $ 2,510
9.01%, (MSMMUSTF+550bps), 7/8/26(b)(h)(i) ............................ 1,900 1,904
Mayflower Re
8.56%, (FHMMUSTF+505bps), 7/8/26(b)(h)(i) ............................. 1,750 1,750
10.02%, (FHMMUSTF+651bps), 7/8/26(b)(h)(i) ............................ 3,250 3,258
Meadows, Series B, 15.01% (GSMMUSTI+1150bps), 12/7/29, Callable 12/7/27 @ 105.15(b)
(h)(i) ............................................................ 14,000 13,436
Merna Re, 13.98% (GSMMUSTI+1047bps), 7/7/26(b)(h)(i) ........................ 2,325 2,359
Recoletos Re DAC, Series A, 8.67% (3 Month U.S. Treasury Bill+500bps), 1/7/28, Callable
6/4/26 @ 103(b)(h)(i) ................................................ 4,000 3,999
Windrose Re, Series C, 15.91% (3 Month U.S. Treasury Bill+1225bps), 2/13/29, Callable
2/1/27 @ 105.5(b)(h)(i) .............................................. 4,750 4,779
Wind Storm - U.S. Gulf - (0.3%):
3264 Re, Series B, 21.51% (FHMMUSTF+1800bps), 7/8/27, Callable 6/30/26 @ 106(b)(h)(i) 500 521
Windrose Re, Series B, 11.66% (3 Month U.S. Treasury Bill+800bps), 2/13/29, Callable
2/15/27 @ 104(b)(h)(i) ............................................... 6,000 6,033
Wind Storm - U.S. Multistate - (1.9%):
Charles River Re, Series A (BNMMDTSC+763bps), 5/10/27(b)(f)(h)(i) ................ 1,000 1,022
Chartwell Re
9.54%, (JMMMUSTF+600bps), 6/7/28, Callable 6/7/26 @ 103.75(b)(h)(i) ......... 8,000 8,223
10.54%, (JMMMUSTF+700bps), 6/7/28, Callable 6/7/26 @ 104.5(b)(h)(i) ......... 5,500 5,640
12.79%, (JMMMUSTF+925bps), 6/7/28, Callable 6/7/26 @ 106(b)(h)(i) ........... 2,500 2,613
Citrus Re
8.05%, (BRMMUSDF+450bps), 6/7/28, Callable 6/5/26 @ 103.5(b)(h)(i) .......... 1,750 1,801
11.30%, (BRMMUSDF+775bps), 6/7/28, Callable 6/5/26 @ 106.5(b)(h)(i) ......... 5,350 5,420
Gateway Re
14.43%, (BRMMUSDF+1088bps), 7/8/26, Callable 6/4/26 @ 105.25(b)(h)(i) ....... 5,250 5,332
9.45%, (BRMMUSDF+590bps), 7/8/27, Callable 6/16/26 @ 103.25(b)(h)(i) ........ 750 763
7.80%, (BRMMUSDF+425bps), 7/7/28, Callable 6/15/26 @ 104(b)(h)(i) .......... 5,500 5,506
Wind Storm - U.S. Northeast - (1.2%):
1886 Re, Series A, 8.05% (BRMMUSDF+450bps), 7/9/29, Callable 7/1/26 @ 104.5(b)(h)(i) . 3,500 3,610
3264 Re, 10.51% (FHMMUSTF+700bps), 7/8/27, Callable 6/30/26 @ 102.75(b)(h)(i) ...... 1,250 1,293
Citrus Re
8.92%, (3 Month U.S. Treasury Bill+525bps), 6/7/29, Callable 6/1/27 @ 102.75(b)(h)(i) 3,100 3,085
9.92%, (3 Month U.S. Treasury Bill+625bps), 6/7/29, Callable 6/1/27 @ 103(b)(h)(i) .. 3,000 2,984
TRemont Re, Series A, 7.67% (1 Month U.S. Treasury Bill+400bps), 3/22/29, Callable 7/1/27
@ 102.5(b)(h)(i) ................................................... 1,500 1,495
Windrose Re, Series A, 8.77% (HSMMUSTF+525bps), 2/13/29, Callable 2/15/27 @ 102.5(b)
(h)(i) ............................................................ 10,250 10,167
Wind Storm - U.S. Regional - (0.9%):
Citrus Re
10.14%, (BRMMUSDF+659bps), 6/7/26(b)(h)(i) ............................ 2,450 2,457
12.26%, (BRMMUSDF+871bps), 6/7/26(b)(h)(i) ............................ 750 754
12.74%, (BRMMUSDF+919bps), 6/7/27(b)(h)(i) ............................ 4,250 4,374
13.99%, (BRMMUSDF+1044bps), 6/7/27(b)(h)(i) ........................... 4,500 4,674
Genesee Street Re, Series 2025, 6.80% (BRMMUSDF+325bps), 4/7/28, Callable 4/7/27 @
102.5(b)(h)(i) ...................................................... 7,500 7,532
Wind Storm - U.S. Southeast - (0.1%):
Meadows, Series C, 11.01% (GSMMUSTI+750bps), 12/7/29, Callable 12/7/27 @ 105.25(b)(h)
(i) .............................................................. 2,750 2,728
1,741,981
Total Insurance-Linked Securities (Cost $1,859,413)
a
a
a
1,883,119
U.S. Treasury Obligations (5.0%)
U.S. Treasury Bills
3.41%, 5/19/26(j) ................................................... 44,000 43,921
3.46%, 5/26/26(j) ................................................... 6,000 5,985
3.51%, 6/4/26(j) .................................................... 45,000 44,847

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(a) Security was fair valued based upon procedures approved by the Board of Trustees and represents 4.8% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(b) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30,
2026 (amounts in thousands):
Security Description
Principal Amount
(000)
a
Value
(000)
3.52%, 6/9/26(j) .................................................... $ 8,000 $ 7,969
Total U.S. Treasury Obligations (Cost $102,722)
a
a
a
102,722
Total Investments (Cost $1,962,135) — 97.4% 1,985,841
Other assets in excess of liabilities —  2.6% 51,964
NET ASSETS - 100.00% $ 2,037,805
Security Name Acquisition Date Cost Value
123 Lights Re, Series A .............................................. 8/12/2025 $ 1,000 $ 1,037
1886 Re, Series A ................................................... 5/15/2025 3,500 3,610
3264 Re ......................................................... 6/24/2024 1,250 1,293
3264 Re, Series A ................................................... 12/16/2025 14,000 13,937
3264 Re, Series A ................................................... 5/19/2025 7,500 7,664
3264 Re, Series B ................................................... 1/24/2025 7,000 7,061
3264 Re, Series B ................................................... 12/16/2025 12,000 11,888
3264 Re, Series B ................................................... 6/24/2024 500 521
Abacab Re, Series 1 ................................................. 3/27/2026 250 250
Acorn Re ......................................................... 10/25/2024 5,750 5,824
Acorn Re, Series A .................................................. 10/17/2025 14,750 14,709
AdaRe Re ........................................................ 1/5/2026 9,884 10,227
AdaRe Re ........................................................ 9/23/2025 4,899 5,241
Ailsa Re ......................................................... 7/31/2025 4,710 5,126
Alamo Re ........................................................ 4/4/2024 14,761 14,370
Alamo Re ........................................................ 4/12/2023 7,012 7,035
Alamo Re ........................................................ 4/4/2024 1,500 1,500
Alamo Re, Series C ................................................. 4/4/2024 3,000 3,015
Amaranth Re ...................................................... 2/2/2026 5,639 5,876
Aquila Re ........................................................ 5/10/2023 1,400 1,408
Aquila Re ........................................................ 4/26/2024 2,250 2,298
Aquila Re ........................................................ 5/10/2023 400 402
Aquila Re I, Series A-1 ............................................... 5/10/2023 250 250
Aquila Re I, Series B-1 ............................................... 4/26/2024 3,750 3,886
Armor Re II, Series A ................................................ 12/11/2024 9,250 9,734
Armor Re II, Series A ................................................ 4/11/2024 2,000 2,098
Armor Re II, Series A ................................................ 4/22/2026 5,000 5,000
Armor Re II, Series B ................................................ 4/22/2026 3,500 3,500
Ashera Re, Series A ................................................. 3/21/2024 5,750 5,793
Asian Development Bank, Series A ...................................... 4/23/2026 2,000 2,000
Asian Development Bank, Series A ...................................... 4/23/2026 2,000 2,000
Atela Re, Series A .................................................. 4/29/2024 3,000 3,143
Atlas Capital ...................................................... 5/17/2023 2,150 2,167
Atlas Capital, Series 2025 ............................................. 4/3/2025 5,000 5,110
Atlas Re ......................................................... 5/24/2024 3,000 3,230
Azzurro Re II DAC ................................................. 3/21/2024 1,086 1,189
Baldwin Re, Series A ................................................ 6/21/2023 750 766
Baldwin Re, Series A ................................................ 6/16/2025 6,500 6,612
Bayou Re, Series A .................................................. 2/26/2026 3,831 3,765
Black Kite Re, Series A .............................................. 4/24/2025 1,000 1,006
Blue Ridge Re ..................................................... 11/14/2023 500 505
Blue Ridge Re, Series A .............................................. 11/26/2025 14,500 14,644
Blue Ridge Re, Series B .............................................. 11/26/2025 14,500 14,271
Blue Ridge Re, Series C .............................................. 11/26/2025 17,250 16,876
Blue Sky Re DAC .................................................. 12/11/2023 2,153 2,419
Bluebonnet Re, Series A .............................................. 5/8/2025 2,750 2,832
Bluebonnet Re, Series A .............................................. 5/8/2025 5,500 5,500
Bluebonnet Re, Series B .............................................. 5/8/2025 4,250 4,414
Bluebonnet Re, Series C .............................................. 5/8/2025 4,000 4,178

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Name Acquisition Date Cost Value
Bonanza Re ....................................................... 12/16/2024 $ 9,750 $ 9,833
Bonanza Re ....................................................... 12/16/2024 16,000 16,080
Bridge Street Re, Series A ............................................. 12/22/2025 51,450 48,530
Bridge Street Re, Series A ............................................. 12/24/2024 12,250 12,294
Cape Lookout Re, Series A ............................................ 3/6/2026 8,500 8,460
Cape Lookout Re, Series B ............................................ 3/6/2026 16,000 15,918
Cat Re, 2001 ...................................................... 11/14/2023 9,217 9,346
Charles River Re, Series A ............................................ 4/5/2024 1,000 1,022
Chartwell Re, Series A ............................................... 5/2/2025 8,000 8,223
Chartwell Re, Series B ............................................... 5/2/2025 5,500 5,640
Chartwell Re, Series C ............................................... 5/2/2025 2,500 2,613
Citrus Re ......................................................... 4/27/2023 2,467 2,457
Citrus Re, Series A .................................................. 3/19/2024 4,250 4,374
Citrus Re, Series A .................................................. 3/5/2025 5,350 5,420
Citrus Re, Series A .................................................. 3/13/2026 3,100 3,085
Citrus Re, Series B .................................................. 4/27/2023 750 754
Citrus Re, Series B .................................................. 3/13/2026 3,000 2,984
Citrus Re, Series B .................................................. 3/19/2024 4,500 4,674
Citrus Re, Series B .................................................. 3/5/2025 1,750 1,801
Commonwealth Re, Series A ........................................... 5/30/2025 10,000 10,178
Dartmouth Re ..................................................... 5/8/2025 586 779
Epsom Re ........................................................ 5/8/2025 8,313 9,667
Falkirk Re ........................................................ 4/8/2026 7,107 7,165
Finca Re, Series A .................................................. 6/4/2025 10,000 10,146
First Coast Re, Series A .............................................. 2/21/2025 7,000 7,074
First Coast Re, Series B .............................................. 2/21/2025 7,750 7,871
Floodsmart Re, Series B .............................................. 2/23/2023 150 8
Floodsmart Re, Series B .............................................. 2/29/2024 4,530 4,477
FloodSmart Re ..................................................... 2/29/2024 7,750 8,101
Foundation Re, Series A .............................................. 12/19/2023 12,069 12,145
Foundation Re, Series A .............................................. 12/4/2025 44,395 44,550
Four Lakes Re ..................................................... 12/11/2024 8,000 8,073
Four Lakes Re ..................................................... 12/11/2024 9,119 9,286
Four Lakes Re ..................................................... 12/8/2023 3,254 3,283
Four Lakes Re ..................................................... 12/8/2023 2,750 2,761
Four Lakes Re, Series A .............................................. 12/11/2025 5,350 5,352
Four Lakes Re, Series B .............................................. 12/11/2025 12,750 12,617
Fuchsia, 2024-1 .................................................... 12/18/2024 9,000 9,210
Fuchsia, Series A ................................................... 12/12/2025 6,750 6,695
Galileo Re ........................................................ 12/4/2023 7,174 7,264
Galileo Re, Series A ................................................. 12/8/2025 18,750 18,570
Galileo Re, Series B ................................................. 12/8/2025 17,500 17,199
Gamboge Re ...................................................... 4/23/2025 15,606 18,717
Gateway Re ....................................................... 3/11/2024 750 763
Gateway Re, Series A ................................................ 2/3/2026 3,500 3,495
Gateway Re, Series A ................................................ 7/14/2023 5,269 5,332
Gateway Re, Series AAA ............................................. 2/3/2026 500 499
Gateway Re, Series AAA ............................................. 2/12/2025 5,500 5,506
Genesee Street Re, Series 2025 ......................................... 4/28/2025 7,500 7,532
Golden Bear Re, Series A ............................................. 12/10/2025 40,000 40,652
Handshake Re, Series A .............................................. 12/22/2025 8,100 8,017
Herbie Re ........................................................ 12/17/2024 5,000 5,024
Herbie Re, Series A ................................................. 1/16/2026 14,000 14,000
Herbie Re, Series A ................................................. 2/15/2024 6,000 5,972
Herbie Re, Series B ................................................. 2/15/2024 1,500 1,494
Herbie Re, Series B ................................................. 12/17/2024 2,000 2,039
Herbie Re, Series C ................................................. 12/17/2024 1,500 1,496
Hestia Re, Series A .................................................. 2/27/2025 2,500 2,524
Hestia Re, Series B .................................................. 2/27/2025 1,000 1,014
Hestia Re, Series B .................................................. 4/2/2026 250 250
Hestia Re, Series C .................................................. 4/2/2026 567 554
Hestia Re, Series D ................................................. 4/2/2026 2,750 2,747
Hexagon IV Re, Series A ............................................. 10/29/2025 7,830 7,962
Hexagon IV Re, Series B ............................................. 10/29/2025 1,740 1,774

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Name Acquisition Date Cost Value
High Point Re ..................................................... 12/1/2023 $ 1,500 $ 1,517
Hypatia Re, Series A ................................................. 10/7/2025 3,663 3,537
Integrity Re ....................................................... 3/1/2024 3,000 3,033
Integrity Re, Series D ................................................ 3/1/2024 1,500 1,529
Integrity Re III, Series A-1 ............................................ 2/21/2025 3,500 3,542
Integrity Re III, Series A-2 ............................................ 2/21/2025 5,500 5,589
Integrity Re III, Series B-1 ............................................ 2/21/2025 3,750 3,819
Integrity Re III, Series B-2 ............................................ 2/21/2025 4,250 4,361
Integrity Re III, Series C .............................................. 2/23/2026 250 250
Integrity Re III, Series C .............................................. 2/21/2025 10,000 10,367
Integrity Re III, Series D .............................................. 2/21/2025 1,250 1,348
International Bank for Reconstruction & Development ........................ 5/1/2024 1,500 1,607
International Bank for Reconstruction & Development ........................ 4/3/2024 2,000 2,073
International Bank for Reconstruction & Development, Series A ................. 4/3/2024 1,500 1,534
International Bank for Reconstruction & Development, Series B ................. 4/3/2024 500 509
Kendall Re ....................................................... 4/22/2024 5,636 5,608
Kendall Re, Series B ................................................ 4/22/2024 11,027 11,251
Kilimanjaro II Re ................................................... 6/24/2024 8,434 8,594
Kilimanjaro II Re ................................................... 6/24/2024 4,500 4,709
Kilimanjaro II Re, Series C-1 .......................................... 6/23/2025 10,000 10,199
Kilimanjaro II Re, Series C-2 .......................................... 6/23/2025 14,250 14,569
Kilimanjaro II Re, Series D-1 .......................................... 6/23/2025 6,750 6,893
Kilimanjaro II Re, Series D-2 .......................................... 6/23/2025 14,750 15,004
Kizuna Re III Pte, Series A ............................................ 3/16/2026 2,750 2,746
Lapis Re, Series A .................................................. 3/20/2025 2,500 2,524
Lion Re DAC, Series 2025 ............................................ 5/22/2025 1,128 1,188
Lion Re DAC, Series B .............................................. 5/22/2025 1,128 1,181
Liongate Re Dac, Series 2025 .......................................... 5/14/2025 1,000 1,007
Llandudno Re ..................................................... 1/29/2026 5,127 5,405
Locke Tavern Re, Series A ............................................ 3/5/2026 2,600 2,592
Locke Tavern Re, Series B ............................................ 3/5/2026 3,500 3,488
Logistics Re, Series A ................................................ 10/22/2024 500 510
Long Point Re IV ................................................... 2/23/2023 3,999 4,001
Longleaf Pine Re, Series 1 ............................................ 10/15/2024 3,369 3,392
Lower Ferry Re, Series A ............................................. 6/23/2023 2,500 2,510
Lower Ferry Re, Series B ............................................. 3/11/2024 1,913 1,904
Macclesfield Re .................................................... 2/24/2026 10,038 9,979
Mangrove Re ...................................................... 7/18/2025 15 674
Mangrove Re ...................................................... 6/25/2025 20 1,211
Mangrove Re ...................................................... 7/17/2025 5,461 277
Mangrove Re 2025 A ................................................ 6/26/2025 40,274 1,242
Marlon Re ........................................................ 5/24/2024 753 779
Maschpark Re, Series 1 .............................................. 11/26/2024 1,500 1,528
Matterhorn Re, Series A .............................................. 9/12/2025 2,250 2,250
Matterhorn Re, Series B .............................................. 2/4/2026 10,250 10,112
Matterhorn Re, Series B .............................................. 9/12/2025 750 753
Matterhorn Re, Series C .............................................. 2/4/2026 1,000 984
Mayflower Re ..................................................... 6/26/2023 1,750 1,750
Mayflower Re ..................................................... 6/21/2024 2,000 2,033
Mayflower Re, Series A .............................................. 5/22/2025 7,500 7,635
Mayflower Re, Series B .............................................. 7/19/2024 3,262 3,258
Meadows, Series A .................................................. 11/6/2025 4,750 4,580
Meadows, Series B .................................................. 11/6/2025 14,000 13,436
Meadows, Series C .................................................. 11/6/2025 2,750 2,728
Merion Re ........................................................ 1/28/2026 8,164 8,613
Merion Re ........................................................ 6/27/2025 4,020 4,928
Merna Re ........................................................ 4/5/2023 2,359 2,359
Merna Re Companywide, Series A ....................................... 5/14/2025 28,250 29,295
Merna Re II ....................................................... 5/8/2024 1,290 1,312
Merna Re II ....................................................... 5/8/2024 2,000 2,057
Merna Re II ....................................................... 4/5/2023 350 354
Merna Re II ....................................................... 5/8/2024 5,009 5,136
Merna Re II, Series A ................................................ 5/14/2025 16,500 16,888
Merna Reinsurance II, Series A ......................................... 5/14/2025 13,000 13,641

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Name Acquisition Date Cost Value
Merna Reinsurance II, Series A ......................................... 5/14/2025 $ 7,000 $ 7,144
Metrocat Re, Series A ................................................ 5/12/2023 2,003 2,000
Mmifs Re ........................................................ 1/8/2025 695 736
Mona Lisa Re, Series A .............................................. 6/13/2024 6,795 6,805
Mona Lisa Re, Series A .............................................. 12/18/2025 17,250 17,354
Mona Lisa Re, Series B .............................................. 12/18/2025 15,000 15,002
Montoya Re, Series A ................................................ 12/12/2025 19,600 19,620
Montoya Re, Series A ................................................ 1/23/2025 5,750 5,743
Montoya Re, Series B ................................................ 12/12/2025 2,750 2,685
Mystic Re ........................................................ 12/17/2024 5,000 5,029
Mystic Re ........................................................ 12/12/2023 20,284 20,028
Mystic Re IV, Series A ............................................... 12/11/2025 3,500 3,477
Mystic Re IV, Series B ............................................... 12/11/2025 4,500 4,455
Mystic Re IV, Series B ............................................... 12/17/2024 1,750 1,766
Mystic Re IV, Series C ............................................... 12/17/2024 750 704
Nakama Re, Series 1 ................................................ 4/14/2023 250 252
Nakama Re Pte .................................................... 4/11/2025 2,000 1,997
Nakama Re Pte, Series 1 .............................................. 4/16/2024 8,001 8,044
Nakama Re Pte, Series 1 .............................................. 3/31/2026 1,750 1,747
Nature Coast Re, Series 2025 .......................................... 12/27/2024 8,750 9,083
Nature Coast Re, Series A ............................................. 11/16/2023 2,255 2,272
Nature Coast Re, Series A ............................................. 2/11/2026 7,750 7,737
Nature Coast Re, Series A ............................................. 3/28/2025 3,500 3,662
Northshore Re II, Series A ............................................ 3/14/2025 19,750 19,750
Oakmont Re 2025 .................................................. 7/22/2025 4,018 5,177
Oceanside Re, Series A ............................................... 5/2/2025 3,250 3,287
Ocelot Re, Series A ................................................. 2/14/2025 9,750 9,928
Ocelot Re, Series A ................................................. 1/28/2025 8,113 8,036
Old Head Re ...................................................... 12/22/2025 4,050 4,347
One Shield Re, Series 1 .............................................. 4/10/2026 4,000 3,998
Orange Capital Re DAC .............................................. 11/5/2024 546 614
Palm Re ......................................................... 4/4/2024 10,094 10,402
Palm Re, Series A ................................................... 4/10/2026 15,250 15,242
Palm Re, Series A ................................................... 4/1/2025 12,750 13,089
Phoenix 3 Re ...................................................... 12/23/2024 5,000 5,742
Photon Re, Series A ................................................. 2/20/2026 9,000 8,956
Pi0051 Cheltenham Re ............................................... 6/11/2025 8,022 10,281
Pi0057 Ipswich Re 2025 .............................................. 8/13/2025 4,512 279
Pine Valley Re ..................................................... 1/12/2026 664 689
Puerto Rico Parametric Re, Series A ..................................... 6/14/2024 500 522
Purple Re ........................................................ 4/2/2024 3,600 3,704
Purple Re, Series A .................................................. 5/6/2025 6,500 6,753
Purple Re, Series A .................................................. 2/19/2026 5,000 4,993
Purple Re, Series B ................................................. 5/6/2025 5,500 5,666
Ramble Re, Series A ................................................. 2/26/2024 5,000 5,024
Recoletos Re DAC, Series A ........................................... 11/18/2025 5,211 5,342
Recoletos Re DAC, Series A ........................................... 12/9/2024 4,000 3,999
Residential Re ..................................................... 11/4/2024 5,000 5,101
Residential Re ..................................................... 11/4/2024 9,509 9,599
Residential Re ..................................................... 10/15/2025 3,287 3,238
Residential Re, Series 2 .............................................. 11/4/2024 8,000 8,435
Residential Re, Series 2 .............................................. 10/17/2025 27,500 27,167
Residential Re 2025, Series 5 .......................................... 10/17/2025 30,000 29,604
Riverfront Re, Series B ............................................... 4/18/2025 1,500 1,557
Sabine Re, Series A ................................................. 3/25/2026 750 749
Sakura Re, Series A ................................................. 3/21/2025 2,750 2,748
Sanders Re ....................................................... 12/10/2024 18,001 18,216
Sanders Re ....................................................... 12/10/2024 12,579 12,751
Sanders Re II, Series A ............................................... 5/22/2025 8,250 8,532
Sanders Re II, Series A-1 ............................................. 3/13/2025 2,250 2,300
Sanders Re II, Series A-2 ............................................. 3/13/2025 1,500 1,569
Sanders Re II, Series B-1 ............................................. 3/13/2025 4,767 4,848
Sanders Re II, Series B-2 ............................................. 3/13/2025 5,322 5,497
Sanders Re III ..................................................... 5/24/2023 1,000 1,004

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(c) Issued as participation notes.
(d) Non-income producing security.
(e) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(f) Zero-coupon bond.
(g) Amount represents less than 0.05% of net assets.
(h) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
Security Name Acquisition Date Cost Value
Sanders Re III ..................................................... 1/16/2024 $ 7,864 $ 8,031
Sanders Re III ..................................................... 3/24/2023 700 712
Sanders Re III, Series B-1 ............................................. 2/24/2026 11,000 10,993
Sanders Re III, Series B-2 ............................................. 2/24/2026 15,000 14,937
Sanders Re IV, Series A-1 ............................................. 2/24/2026 4,750 4,731
Sanders Re IV, Series A-2 ............................................. 2/24/2026 5,500 5,479
Silk Road Re ...................................................... 12/23/2024 2,000 2,015
Skyline Re II, Series 2025-1 ........................................... 12/23/2025 20,000 19,940
Solomon Re ....................................................... 6/12/2023 6,895 6,814
Stabilitas Re, Series A ................................................ 6/7/2023 3,908 3,916
Sutter Re ......................................................... 6/6/2023 1,775 1,765
Sutter Re, Series E .................................................. 6/6/2023 6,932 6,872
Titania Re, Series A ................................................. 4/15/2026 3,250 3,250
Titania Re, Series A ................................................. 11/14/2024 4,250 4,282
Titania Re, Series B ................................................. 11/14/2024 3,750 3,706
Tomoni Re Pte, Series A .............................................. 3/25/2024 750 752
Tomtit Re ........................................................ 12/31/2025 21,447 19,267
Topanga Re, Series A ................................................ 12/4/2025 10,500 10,440
Topanga Re, Series B ................................................ 12/4/2025 8,750 8,691
TorRey Pines Re ................................................... 7/16/2024 504 518
TorRey Pines Re ................................................... 1/29/2025 332 336
TorRey Pines Re, Series A ............................................. 4/25/2025 8,250 8,413
TorRey Pines Re, Series A ............................................. 5/18/2023 8,241 8,140
TorRey Pines Re, Series B ............................................ 4/25/2025 10,750 10,932
TorRey Pines Re, Series C ............................................ 4/25/2025 6,250 6,418
TRemont Re, Series A ............................................... 3/11/2026 1,500 1,495
Turicum Re, Series A ................................................ 4/8/2026 5,500 5,497
Turris Re, Series A .................................................. 11/28/2025 6,000 6,011
Ursa Re, Series AA .................................................. 1/8/2024 1,752 1,774
Ursa Re, Series D ................................................... 11/22/2024 5,096 5,118
Ursa Re, Series E ................................................... 10/10/2023 4,320 4,352
Ursa Re, Series F ................................................... 2/10/2025 10,750 10,970
Ursa Re II, Series E ................................................. 11/18/2025 25,000 24,792
Ursa Re II, Series FG ................................................ 11/18/2025 41,250 41,485
Ursa Re II, Series G ................................................. 6/6/2025 9,500 9,720
Veraison Re, Series A ................................................ 1/30/2024 2,000 2,030
Veraison Re, Series A ................................................ 1/30/2026 7,100 7,121
Veraison Re, Series A ................................................ 1/30/2025 10,500 10,561
Veraison Re, Series B ................................................ 1/30/2026 7,850 7,843
Veraison Re, Series B ................................................ 1/30/2025 1,250 1,262
Vitality Re XV, Series A .............................................. 1/22/2024 1,000 1,008
Vitality Re XV, Series B .............................................. 1/22/2024 500 508
Vitality Re XVI, Series A ............................................. 1/23/2025 750 745
Vitality Re XVI, Series B ............................................. 1/23/2025 750 747
Vitality Re XVI, Series C ............................................. 1/23/2025 2,750 2,733
White Heron Re 2025 ................................................ 7/24/2025 7,757 229
Windmill III Re .................................................... 6/12/2024 810 908
Windrose Re, Series A ............................................... 1/29/2026 10,250 10,167
Windrose Re, Series B ............................................... 1/30/2026 6,000 6,033
Windrose Re, Series C ............................................... 1/29/2026 4,750 4,779
Winston Re, Series A ................................................ 4/21/2026 3,000 3,000
Winston Re, Series A ................................................ 2/6/2025 12,500 12,710
Winston Re, Series A ................................................ 2/14/2024 2,250 2,330
Winston Re, Series B ................................................ 2/14/2024 500 517
Yosemite Re, Series A ................................................ 3/18/2025 1,000 1,043
Total (92.4% of net assets) $1,917,417 $1,883,119

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(i) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$1,741,980 (thousands) and amounted to 85.5% of net assets.
(j) Rate represents the effective yield at April 30, 2026.
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
GSMMUSTF
—
Goldman Sachs Money Market U.S. Treasury Fund Index
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
HSMMUSTF
—
HSBC U.S. Treasury Money Market Fund Index
JMMMUSTF
—
JPMorgan 100% US Treasury Securities Money Market Fund Yield
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2026.
Forward Currency Contracts
At April 30, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 1,042 European Euro 900 JPMorgan Chase
Bank
6/30/26 $ (17)
U.S. Dollar 43,240 European Euro 37,360 JPMorgan Chase
Bank
6/30/26 (726)
Total Net Forward Currency Contracts $ (743)

Statement of Assets and Liabilities
April 30, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
CAT Bond Fund
Assets:
Investments, at value (Cost $1,962,135) $ 1,985,841
Foreign currency, at value (Cost $300) 300
Cash 30,986
Receivables:
Dividends and interest 16,734
Capital shares issued 7,659
Prepaid expenses 103
Total Assets 2,041,623
Liabilities:
Payables:
Capital shares redeemed 652
Unrealized depreciation on forward currency contracts 743
Accrued expenses and other payables:
Investment advisory fees 1,969
Administration fees 72
Custodian fees 4
Transfer agent fees 9
Sub-Transfer agent fees 330
12b-1 fees 1
Other accrued expenses 38
Total Liabilities 3,818
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,998,475
Total accumulated earnings (loss) 39,330
Net Assets $ 2,037,805
Net Assets:
Class A $ 12,230
Class R6 206,473
Class Y 1,819,102
Total $ 2,037,805
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,088
Class R6 18,468
Class Y 162,877
Total 182,433
Net asset value, offering and redemption price per share:(a)
Class A $ 11.24
Class R6 11.18
Class Y 11.17
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 11.50
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended April 30, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
CAT Bond Fund
Investment Income:
Dividends $ 13,754
Interest 81,104
Total Income 94,858
Expenses:
Investment advisory fees 10,715
Administration fees 392
Sub-Administration fees 3
12b-1 fees — Class A 13
Custodian fees 11
Transfer agent fees — Class A 6
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 26
Sub-Transfer agent fees — Class A 2
Sub-Transfer agent fees — Class Y 918
Trustees' fees 26
Legal and audit fees 50
State registration and filing fees 46
Other expenses 30
Recoupment of prior expenses waived/reimbursed by Adviser 2
Total Expenses 12,240
Less fees paid indirectly (9)
Net Expenses 12,231
Net Investment Income (Loss) 82,627
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (73)
Net realized gains (losses) from forward foreign currency exchange contracts 738
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (35,329)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts (908)
Net realized/unrealized gains (losses) on investments (35,572)
Change in net assets resulting from operations $ 47,055
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer CAT Bond Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 82,627 $ 76,166
Net realized gains (losses) 665 (2,122)
Net change in unrealized appreciation/depreciation (36,237) 48,928
Change in net assets resulting from operations 47,055 122,972
Distributions to Shareholders:
Class A (798) (105)
Class R6 (17,376) (5,563)
Class Y (118,957) (41,670)
Change in net assets resulting from distributions to shareholders (137,131) (47,338)
Change in net assets resulting from capital transactions 555,334 1,057,760
Change in net assets 465,258 1,133,394
Net Assets:
Beginning of period 1,572,547 439,153
End of period $ 2,037,805 $ 1,572,547
* Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and
Class Y shares of the Fund, respectively.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer CAT Bond Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 4,399 $ 9,684
Distributions reinvested 272 105
Cost of shares redeemed (1,781) (1,012)
Total Class A $ 2,890 $ 8,777
Class R6
Proceeds from shares issued $ 52,159 $ 139,691
Distributions reinvested 3,808 3,368
Cost of shares redeemed (38,902) (7,245)
Total Class R6 $ 17,065 $ 135,814
Class Y
Proceeds from shares issued $ 716,942 $ 1,098,328
Distributions reinvested 114,585 41,413
Cost of shares redeemed (296,148) (226,572)
Total Class Y $ 535,379 $ 913,169
Change in net assets resulting from capital transactions $ 555,334 $ 1,057,760
Share Transactions:
Class A
Issued 389 829
Reinvested 25 10
Redeemed (152) (89)
Total Class A 262 750
Class R6
Issued 4,696 12,456
Reinvested 348 315
Redeemed (3,509) (647)
Total Class R6 1,535 12,124
Class Y
Issued 64,369 98,191
Reinvested 10,464 3,874
Redeemed (26,580) (20,296)
Total Class Y 48,253 81,769
Change in Shares 50,050 94,643
* Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and
Class Y shares of the Fund, respectively.

Statement of Cash Flows
April 30, 2026

See notes to financial statements.
Victory Pioneer CAT Bond Fund
(Amounts in Thousands)
(Unaudited)
Victory Pioneer CAT
Bond Fund
Six Months
 Ended
April 30,
2026
Cash flows from operating activities:
Net increase in net assets resulting from operations $ 47,055
Adjustments to reconcile net increase in net assets resulting from operations to net cash and foreign currencies from operating activities: —
Purchases of investment securities (756,320)
Proceeds from disposition and maturity of investment securities 115,159
Net purchase of short-term investments (520,396)
Net accretion and amortization of discount/premium on investment securities 1,042,110
Net realized loss on investments in unaffiliated issuers 73
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 35,329
Change in unrealized appreciation on forward foreign currency exchange contracts 908
Increase in dividends and interest receivable (7,423)
Increase in Prepaid expenses (37)
Increase in investment advisory fees payable 422
Decrease in Trustees’ fees payable (4)
Increase in transfer agent fees payable 9
Increase in administration fees payable 19
Increase in custodian fees payable 4
Increase in sub-transfer agent fees payable 163
Decrease in other accrued expenses payable (217)
Net cash provided by (used in) operating activities $ (43,146)
Cash Flows Used In Financing Activities:
Proceeds from shares sold 765,842
Distribution to shareholders (18,466)
Less shares repurchased (336,831)
Cash paid for capital shares redeemed (336,179)
Net cash provided by (used in) financing activities $ 74,366
NET INCREASE(DECREASE) IN CASH AND FOREIGN CURRENCIES 31,220
Cash and foreign currencies:
Beginning of period 66
End of period $ 31,286

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
21
See notes to financial statements.
Victory Pioneer CAT Bond Fund
Class A*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
January 27,
2023(a)
through
October 31,
2023
Net Asset Value, Beginning of Period $11.96 $11.72 $11.12 $10.00
Investment Activities:
Net investment income (loss)(b) 0.49 0.88 1.23 0.77
Net realized and unrealized gains (losses) (0.21) 0.47 0.21 0.35
Total from Investment Activities 0.28 1.35 1.44 1.12
Distributions to Shareholders from:
Net investment income (1.00) (1.11) (0.84) —
Total Distributions (1.00) (1.11) (0.84) —
Net Asset Value, End of Period $11.24 $11.96 $11.72 $11.12
Total Return(c)(d) 2.46% 12.53% 13.98% 11.20%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.70%(g) 1.71% 1.70% 1.68%
Net Investment Income (Loss)(e) 8.83% 7.77% 11.09% 9.65%
Gross Expenses(e)(f) 1.70%(g) 1.81% 1.70% 2.26%
Supplemental Data:
Net Assets at end of period (000's) $12,230 $9,873 $890 $601
Portfolio Turnover(c)(h) 7% 11% 25% 77%
* Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class
R6, and Class Y shares of the Fund, respectively.
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Pioneer CAT Bond Fund
Class R6*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
January 27,
2023(a)
through
October 31,
2023
Net Asset Value, Beginning of Period $11.89 $11.65 $11.15 $10.00
Investment Activities:
Net investment income (loss)(b) 0.52 0.92 1.25 0.86
Net realized and unrealized gains (losses) (0.21) 0.45 0.23 0.29
Total from Investment Activities 0.31 1.37 1.48 1.15
Distributions to Shareholders from:
Net investment income (1.02) (1.13) (0.98) —
Total Distributions (1.02) (1.13) (0.98) —
Net Asset Value, End of Period $11.18 $11.89 $11.65 $11.15
Total Return(c)(d) 2.75% 12.80% 14.43% 11.50%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.26%(g) 1.29% 1.33% 1.39%
Net Investment Income (Loss)(e) 9.36% 8.15% 11.46% 10.70%
Gross Expenses(e)(f) 1.26%(g) 1.29% 1.33% 1.96%
Supplemental Data:
Net Assets at end of period (000's) $206,473 $201,385 $56,009 $9,755
Portfolio Turnover(c)(h) 7% 11% 25% 77%
* Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class
R6, and Class Y shares of the Fund, respectively.
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer CAT Bond Fund
Class Y*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
January 27,
2023(a)
through
October 31,
2023
Net Asset Value, Beginning of Period $11.88 $11.63 $11.14 $10.00
Investment Activities:
Net investment income (loss)(b) 0.51 0.91 1.23 0.85
Net realized and unrealized gains (losses) (0.22) 0.46 0.23 0.29
Total from Investment Activities 0.29 1.37 1.46 1.14
Distributions to Shareholders from:
Net investment income (1.00) (1.12) (0.97) —
Total Distributions (1.00) (1.12) (0.97) —
Net Asset Value, End of Period $11.17 $11.88 $11.63 $11.14
Total Return(c)(d) 2.65% 12.82% 14.27% 11.40%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.38%(g) 1.42% 1.46% 1.50%
Net Investment Income (Loss)(e) 9.23% 8.10% 11.27% 10.55%
Gross Expenses(e)(f) 1.38%(g) 1.42% 1.46% 2.11%
Supplemental Data:
Net Assets at end of period (000's) $1,819,102 $1,361,289 $382,254 $73,843
Portfolio Turnover(c)(h) 7% 11% 25% 77%
* Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class
R6, and Class Y shares of the Fund, respectively.
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2026
Victory Portfolios IV
24
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as non-diversified under the 1940
Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to the Pioneer CAT Bond  Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class K, and Class Y shares in exchange for the Fund’s Class A, Class R6, and
Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek total return.
Effective May 2, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer CAT Bond Fund CAT Bond Fund Class A, Class R6, and Class Y

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
25
(Unaudited)
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
For the  six months ended April 30, 2026, the Fund had transfers into/out of Level 3 that were under 0.50% of net assets.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):
Level 1 Level 2 Level 3 Total
CAT Bond Fund
Insurance-Linked Securities ...................................... $ — $ 1,741,981 $ 141,138 $ 1,883,119
U.S. Treasury Obligations ........................................ — 102,722 — 102,722
Total ....................................................... $ — $ 1,844,703 $ 141,138 $ 1,985,841
Other Financial Investments:*
Liabilities:
Forward Currency Contracts ...................................... — (743) — (743)
Total ....................................................... $ — $ (743) $ — $ (743)
* Forward Foreign Currency Exchange Contracts are presented at the unrealized appreciation (depreciation) on the investment.
Insurance-Linked
Securities
Balance as of 10/31/2025 $ 222,118
Realized gain (loss)
(a)
— (b)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
26
(Unaudited)
(a)
Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(b)
Rounds to less than $1 thousand.
*
Transfers are calculated on the beginning of period values. During the six months ended April 30, 2026, there were no transfers in or out of Level 3.
(c)
Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Catastrophe (CAT) Bonds and Other Insurance-Linked Securities ("ILS"):
The Fund invests in CAT Bonds (also known as event-linked bonds) and may invest in other ILS. The Fund could lose a portion or all of the principal it has invested in a CAT bond or other ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, CAT bonds and other ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, CAT bonds and other ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Where the CAT bond or other ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Changed in unrealized appreciation (depreciation)
(c)
(7,053)
Return of capital —
Purchases 65,269
Sales (139,196)
Transfers in to Level 3
*
—
Transfers out of Level 3
*
—
Balance as of 4/30/2026 $ 141,138
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2026: $ 250

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
27
(Unaudited)
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of April 30,
2026, the Fund had open forward foreign exchange currency contracts.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended April 30, 2026 (amounts in thousands):
Liabilities
Forward
Currency
Contracts
Foreign Exchange Rate Risk Exposure: (743,000)
CAT Bond Fund ..................................................................................... $ 743

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
28
(Unaudited)
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.
For the six months ended April 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Net Realized
Gains (Losses)
from Forward
Currency Exchange
Contracts
Net Change
in Unrealized
Appreciation/
Depreciation
from Forward
Currency Exchange
Contracts
Forward Exchange Rate Risk Exposure: 738,000 (908,000)
CAT Bond Fund ................................................................... $ 738 $ (908)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
29
(Unaudited)
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended April 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to each Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended April 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for
Excluding U.S. Government
Securities
Purchases Sales
CAT Bond Fund ........................................................................... $ 832,257 $ 115,159
CAT Bond Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion
CAT Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20%, plus 1.00%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
CAT Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
30
(Unaudited)
providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended April 30, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended April 30, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026,
BNY Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended April 30, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended April 30, 2026, the
Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended April 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
In effect until April 1, 2028
Class A Class R6 Class Y
CAT Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.70% 1.33% 1.46%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
31
(Unaudited)
For the six months ended April 30, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
Additionally, as of April 30, 2026, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Insurance-Linked Securities ("ILS") Risk:
The Fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-
linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance).
Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-
linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Certain insurance-linked securities may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
Structured Reinsurance Securities Risk —  The Fund invests in ILS that are special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by the Fund. Structured reinsurance investments are typically more customizable but less liquid investments than catastrophe bonds. Like catastrophe bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts..
High-Yield/Junk Bond Risk — Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments, and may become illiquid. These risks are more pronounced for securities that are already in default.
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer
Amount
CAT Bond Fund ...................................................................................... $ 2

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
32
(Unaudited)
or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down.
Non-Diversification Risk — The Fund is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund.  Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.
7. Borrowing:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027 and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended April 30, 2026.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended October 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Master Netting Agreements:
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and setoff provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA
Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master
Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each
Short-Term
Amount
Long-Term
Amount Total
CAT Bond Fund ....................................................... $ (606) $ (2,139) $ (2,745)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
33
(Unaudited)
transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA
Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty.
Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, repledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross assets of the Fund as of April 30, 2026 (amounts in thousands):
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount payable to the counterparty in the event of default.
10. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
a a a a a
Counterparty
Derivative
Liabilities
Subject to
Master Netting
Agreement
Derivatives
Available
for Offset
Non-Cash
Collateral
Pledged
(a)
Cash
Collateral
Pledged
(a)
Net Amount
of Derivative
Liabilities
(b)
JPMorgan Chase Bank
$ 743
$ — $ — $ —
$ 743
Total
$ 743
$ — $ — $ —
$ 743

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0626

April 30, 2026
Semi-Annual: Full Financials
Victory Pioneer Equity Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 13

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer Equity Income Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (6.7%):
Comcast Corp. , Class A .................................................. 812,376 $ 21,967
The Walt Disney Co. .................................................... 205,100 21,279
Verizon Communications, Inc. .............................................. 220,538 10,592
53,838
Consumer Discretionary (7.1%):
Darden Restaurants, Inc. .................................................. 20,557 4,123
Ford Motor Co. ........................................................ 1,392,788 16,825
Lowe's Cos., Inc. ....................................................... 75,433 18,013
The Home Depot, Inc. ................................................... 11,828 3,889
The TJX Cos., Inc. ...................................................... 89,304 13,998
56,848
Consumer Staples (8.3%):
John B. Sanfilippo & Son, Inc. ............................................. 72,716 5,947
Molson Coors Beverage Co. , Class B ......................................... 187,496 8,014
Mondelez International, Inc. , Class A ......................................... 139,948 8,598
PepsiCo, Inc. .......................................................... 62,865 9,964
Target Corp. .......................................................... 114,981 14,919
The Hershey Co. ....................................................... 49,377 9,171
The Kraft Heinz Co. ..................................................... 420,079 9,519
66,132
Energy (11.1%):
ConocoPhillips Co. ..................................................... 211,744 26,633
Coterra Energy, Inc. ..................................................... 597,990 21,474
Expand Energy Corp. .................................................... 35,752 3,652
Exxon Mobil Corp. ..................................................... 242,185 37,377
89,136
Financials (23.3%):
American International Group, Inc. .......................................... 184,067 13,768
Bank of America Corp. ................................................... 565,181 30,215
JPMorgan Chase & Co. .................................................. 93,455 29,273
Morgan Stanley ........................................................ 121,875 23,228
Northern Trust Corp. .................................................... 154,829 25,754
State Street Corp. ....................................................... 174,800 26,717
Truist Financial Corp. .................................................... 344,707 17,752
Wells Fargo & Co. ...................................................... 241,285 19,841
186,548
Health Care (12.6%):
AbbVie, Inc. .......................................................... 18,822 3,977
Bristol-Myers Squibb Co. ................................................. 295,476 17,903
Johnson & Johnson ..................................................... 96,458 22,171
Labcorp Holdings, Inc. ................................................... 14,765 3,792
Medtronic PLC ........................................................ 219,423 17,767
Sanofi SA , ADR ........................................................ 403,503 18,795
UnitedHealth Group, Inc. ................................................. 14,227 5,271
Zimmer Biomet Holdings, Inc. ............................................. 131,873 10,870
100,546
Industrials (13.7%):
3M Co. .............................................................. 132,054 19,349
Carrier Global Corp. ..................................................... 91,242 6,129
Deere & Co. .......................................................... 14,980 8,836
Honeywell International, Inc. .............................................. 100,498 21,540
Owens Corning ........................................................ 72,639 8,959
Rockwell Automation, Inc. ................................................ 17,938 7,335
Union Pacific Corp. ..................................................... 38,845 10,468
United Parcel Service, Inc. , Class B .......................................... 249,478 27,143
109,759
Information Technology (11.3%):
Accenture PLC , Class A .................................................. 49,751 8,891

Victory Portfolios IV
Victory Pioneer Equity Income Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cisco Systems, Inc. ..................................................... 316,189 $ 28,931
HP, Inc. .............................................................. 226,911 4,733
International Business Machines Corp. ........................................ 61,795 14,274
NetApp, Inc. .......................................................... 57,956 6,420
QUALCOMM, Inc. ..................................................... 56,907 10,219
Texas Instruments, Inc. ................................................... 61,385 17,254
90,722
Materials (1.1%):
LyondellBasell Industries NV , Class A ........................................ 47,743 3,562
PPG Industries, Inc. ..................................................... 48,197 5,229
8,791
Real Estate (0.5%):
AvalonBay Communities, Inc. .............................................. 23,625 4,323
Utilities (4.2%):
CMS Energy Corp. ...................................................... 230,326 17,675
Duke Energy Corp. ...................................................... 123,658 16,020
33,695
Total Common Stocks (Cost $590,054)
a
a
a
800,338
Total Investments (Cost $590,054) — 99.9% 800,338
Other assets in excess of liabilities —  0.1% 570
NET ASSETS - 100.00% $ 800,908
At April 30, 2026, the Fund's investments in foreign securities were 5.7% of net assets.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
April 30, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Equity Income
Fund
Assets:
Investments, at value (Cost $590,054) $ 800,338
Cash 389
Receivables:
Dividends and interest 789
Capital shares issued 108
From Adviser 5
Reclaims 531
Prepaid expenses 63
Total Assets 802,223
Liabilities:
Payables:
Capital shares redeemed 578
Accrued expenses and other payables:
Investment advisory fees 390
Administration fees 29
Custodian fees 10
Transfer agent fees 39
Sub-Transfer agent fees 137
Trustees' fees 3
12b-1 fees 69
Other accrued expenses 60
Total Liabilities 1,315
Commitments and contingencies (Note 4 )
Net Assets:
Capital 530,077
Total accumulated earnings (loss) 270,831
Net Assets $ 800,908
Net Assets:
Class A $ 544,069
Class C 17,677
Class R 31,823
Class R6 50,726
Class Y 156,613
Total $ 800,908
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 20,672
Class C 698
Class R 1,153
Class R6 1,922
Class Y 5,757
Total 30,202
Net asset value, offering and redemption price per share:(a)
Class A $ 26.32
Class C(b) 25.32
Class R 27.60
Class R6 26.40
Class Y 27.21
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 27.93
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended April 30, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Equity Income
Fund
Investment Income:
Dividends $ 11,489
Interest 85
Total Income 11,574
Expenses:
Investment advisory fees 2,421
Administration fees 176
Sub-Administration fees 3
12b-1 fees — Class A 669
12b-1 fees — Class C 91
12b-1 fees — Class R 78
Custodian fees 10
Transfer agent fees — Class A 60
Transfer agent fees — Class C 4
Transfer agent fees — Class R 1
Transfer agent fees — Class R6 1
Transfer agent fees — Class Y 6
Sub-Transfer agent fees — Class A 103
Sub-Transfer agent fees — Class C 4
Sub-Transfer agent fees — Class R 35
Sub-Transfer agent fees — Class Y 109
Trustees' fees 14
Legal and audit fees 31
State registration and filing fees 24
Other expenses 32
Total Expenses 3,872
Expenses waived/reimbursed by Adviser (9)
Net Expenses 3,863
Net Investment Income (Loss) 7,711
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 60,468
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 22,026
Net realized/unrealized gains (losses) on investments 82,494
Change in net assets resulting from operations $ 90,205

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Equity Income
Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,711 $ 19,560
Net realized gains (losses) 60,468 55,179
Net change in unrealized appreciation/depreciation 22,026 (15,836)
Change in net assets resulting from operations 90,205 58,903
Distributions to Shareholders:
Class A (40,142) (180,581)
Class C (1,422) (8,602)
Class R (2,163) (9,566)
Class R6 (4,757) (24,647)
Class Y (13,216) (87,219)
Change in net assets resulting from distributions to shareholders (61,700) (310,615)
Change in net assets resulting from capital transactions (57,571) 41,194
Change in net assets (29,066) (210,518)
Net Assets:
Beginning of period 829,974 1,040,492
End of period $ 800,908 $ 829,974
* Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Equity Income
Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 12,931 $ 23,067
Distributions reinvested 38,558 172,438
Cost of shares redeemed (58,851) (125,580)
Total Class A $ (7,362) $ 69,925
Class C
Proceeds from shares issued $ 541 $ 1,272
Distributions reinvested 1,410 8,437
Cost of shares redeemed (4,024) (12,890)
Total Class C $ (2,073) $ (3,181)
Class R
Proceeds from shares issued $ 587 $ 1,545
Distributions reinvested 2,162 9,564
Cost of shares redeemed (3,129) (6,180)
Total Class R $ (380) $ 4,929
Class R6
Proceeds from shares issued $ 4,167 $ 10,727
Distributions reinvested 4,617 23,833
Cost of shares redeemed (22,698) (39,494)
Total Class R6 $ (13,914) $ (4,934)
Class Y
Proceeds from shares issued $ 8,349 $ 65,418
Distributions reinvested 13,074 83,450
Cost of shares redeemed (55,265) (174,413)
Total Class Y $ (33,842) $ (25,545)
Change in net assets resulting from capital transactions $ (57,571) $ 41,194
Share Transactions:
Class A
Issued 507 904
Reinvested 1,601 6,696
Redeemed (2,321) (4,987)
Total Class A (213) 2,613
Class C
Issued 22 53
Reinvested 61 339
Redeemed (166) (529)
Total Class C (83) (137)
Class R
Issued 22 59
Reinvested 86 356
Redeemed (118) (234)
Total Class R (10) 181
Class R6
Issued 163 429
Reinvested 191 923
Redeemed (879) (1,537)
Total Class R6 (525) (185)
Class Y
Issued 320 2,211
Reinvested 526 3,143
Redeemed (2,133) (6,653)
Total Class Y (1,287) (1,299)
Change in Shares (2,118) 1,173
* Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Equity Income Fund
Class A*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $25.48 $33.19 $31.41 $35.99 $42.74 $31.38
Investment Activities:
Net investment income (loss)(a) 0.24 0.53 0.62 0.52 0.56 0.55
Net realized and unrealized gains (losses) 2.54 1.60 6.62 (0.86) (3.46) 11.32
Total from Investment Activities 2.78 2.13 7.24 (0.34) (2.90) 11.87
Distributions to Shareholders from:
Net investment income (0.24) (0.53) (0.62) (0.69) (0.59) (0.51)
Net realized gains (1.70) (9.31) (4.84) (3.55) (3.26) —
Total Distributions (1.94) (9.84) (5.46) (4.24) (3.85) (0.51)
Net Asset Value, End of Period $26.32 $25.48 $33.19 $31.41 $35.99 $42.74
Total Return(b)(c) 11.68% 6.72% 26.06%(d) (1.72)% (7.22)% 37.99%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.98% 0.99% 1.00% 1.02% 0.99% 1.02%
Net Investment Income (Loss)(e) 1.88% 2.11% 1.98% 1.53% 1.47% 1.41%
Gross Expenses(e)(f) 0.98% 0.99% 1.00% 1.02% 0.99% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $544,069 $532,179 $606,483 $607,251 $731,964 $879,753
Portfolio Turnover(b)(g) 16% 49% 59% 59% 30% 25%
* Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Equity Income Fund
Class C*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $24.60 $32.36 $30.75 $35.30 $42.01 $30.85
Investment Activities:
Net investment income (loss)(a) 0.13 0.34 0.38 0.26 0.27 0.27
Net realized and unrealized gains (losses) 2.44 1.55 6.45 (0.83) (3.40) 11.12
Total from Investment Activities 2.57 1.89 6.83 (0.57) (3.13) 11.39
Distributions to Shareholders from:
Net investment income (0.15) (0.34) (0.38) (0.43) (0.32) (0.23)
Net realized gains (1.70) (9.31) (4.84) (3.55) (3.26) —
Total Distributions (1.85) (9.65) (5.22) (3.98) (3.58) (0.23)
Net Asset Value, End of Period $25.32 $24.60 $32.36 $30.75 $35.30 $42.01
Total Return(b)(c) 11.21% 5.91% 25.12%(d) (2.43)% (7.92)% 37.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.76% 1.76% 1.76% 1.76% 1.73% 1.75%
Net Investment Income (Loss)(e) 1.11% 1.37% 1.23% 0.79% 0.73% 0.69%
Gross Expenses(e)(f) 1.76% 1.76% 1.76% 1.76% 1.73% 1.75%
Supplemental Data:
Net Assets at end of period (000's) $17,677 $19,199 $29,680 $37,195 $51,086 $70,156
Portfolio Turnover(b)(g) 16% 49% 59% 59% 30% 25%
* Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Equity Income Fund
Class R*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $26.64 $34.27 $32.26 $36.85 $43.67 $32.04
Investment Activities:
Net investment income (loss)(a) 0.19 0.45 0.50 0.39 0.41 0.43
Net realized and unrealized gains (losses) 2.66 1.65 6.83 (0.89) (3.54) 11.56
Total from Investment Activities 2.85 2.10 7.33 (0.50) (3.13) 11.99
Distributions to Shareholders from:
Net investment income (0.19) (0.42) (0.48) (0.54) (0.43) (0.36)
Net realized gains (1.70) (9.31) (4.84) (3.55) (3.26) —
Total Distributions (1.89) (9.73) (5.32) (4.09) (3.69) (0.36)
Net Asset Value, End of Period $27.60 $26.64 $34.27 $32.26 $36.85 $43.67
Total Return(b)(c) 11.40% 6.31% 25.55%(d) (2.11)% (7.61)% 37.54%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.41% 1.41% 1.42% 1.42% 1.40% 1.37%
Net Investment Income (Loss)(e) 1.45% 1.69% 1.55% 1.14% 1.06% 1.07%
Gross Expenses(e)(f) 1.41% 1.41% 1.42% 1.42% 1.40% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $31,823 $30,988 $33,671 $31,992 $42,033 $54,015
Portfolio Turnover(b)(g) 16% 49% 59% 59% 30% 25%
* Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R’s total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Equity Income Fund
Class R6*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $25.55 $33.26 $31.46 $36.03 $42.81 $31.44
Investment Activities:
Net investment income (loss)(a) 0.28 0.62 0.73 0.63 0.69 0.70
Net realized and unrealized gains (losses) 2.54 1.59 6.63 (0.85) (3.48) 11.33
Total from Investment Activities 2.82 2.21 7.36 (0.22) (2.79) 12.03
Distributions to Shareholders from:
Net investment income (0.27) (0.61) (0.72) (0.80) (0.73) (0.66)
Net realized gains (1.70) (9.31) (4.84) (3.55) (3.26) —
Total Distributions (1.97) (9.92) (5.56) (4.35) (3.99) (0.66)
Net Asset Value, End of Period $26.40 $25.55 $33.26 $31.46 $36.03 $42.81
Total Return(b)(c) 11.84% 7.04% 26.51%(d) (1.38)% (6.94)% 38.49%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.68% 0.68% 0.68% 0.68% 0.66% 0.66%
Net Investment Income (Loss)(e) 2.21% 2.44% 2.33% 1.87% 1.80% 1.77%
Gross Expenses(e)(f) 0.68% 0.68% 0.68% 0.68% 0.66% 0.66%
Supplemental Data:
Net Assets at end of period (000's) $50,726 $62,522 $87,532 $212,454 $236,277 $300,778
Portfolio Turnover(b)(g) 16% 49% 59% 59% 30% 25%
* Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R6’s total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer Equity Income Fund
Class Y*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $26.27 $33.94 $31.98 $36.56 $43.35 $31.82
Investment Activities:
Net investment income (loss)(a) 0.27 0.61 0.72 0.60 0.65 0.66
Net realized and unrealized gains (losses) 2.63 1.61 6.74 (0.87) (3.52) 11.48
Total from Investment Activities 2.90 2.22 7.46 (0.27) (2.87) 12.14
Distributions to Shareholders from:
Net investment income (0.26) (0.58) (0.66) (0.76) (0.66) (0.61)
Net realized gains (1.70) (9.31) (4.84) (3.55) (3.26) —
Total Distributions (1.96) (9.89) (5.50) (4.31) (3.92) (0.61)
Net Asset Value, End of Period $27.21 $26.27 $33.94 $31.98 $36.56 $43.35
Total Return(b)(c) 11.80% 6.90% 26.36%(d) (1.50)% (7.04)% 38.36%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.80% 0.80% 0.80% 0.81% 0.78% 0.78%
Net Investment Income (Loss)(e) 2.09% 2.34% 2.25% 1.75% 1.67% 1.65%
Gross Expenses(e)(f) 0.81% 0.80% 0.80% 0.81% 0.78% 0.78%
Supplemental Data:
Net Assets at end of period (000's) $156,613 $185,087 $283,127 $545,003 $719,094 $1,124,634
Portfolio Turnover(b)(g) 16% 49% 59% 59% 30% 25%
* Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2024, the total return would have been
26.32%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2026
Victory Portfolios IV
13
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Equity Income Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class R6, Class R, and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Equity Income Fund Equity Income Fund Class A, Class C, Class R, Class R6,
and Class Y

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
14
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and
Level 1 Level 2 Level 3 Total
Equity Income Fund
Common Stocks ............................................... $ 800,338 $ — $ — $ 800,338
Total ....................................................... $ 800,338 $ — $ — $ 800,338

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
15
(Unaudited)
foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.
For the six months ended April 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-
kind transactions for the six months ended April 30, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
Excluding U.S. Government
Securities
Purchases Sales
Equity Income Fund ........................................................................ $ 129,982 $ 241,199

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
16
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended April 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and Fund
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended April 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended April 30, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026,
BNY Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A, Class C and Class R, at an annual rate of up to 0.25%, 1.00%, and 0.50%, respectively, of the
Adviser Fee Tier Rates
Up to $10 billion Over $10 billion
Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%, plus 0.575%
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
17
(Unaudited)
average daily net assets. Amounts incurred and paid to the Distributor for the six months ended April 30, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended April 30, 2026, the
Distributor received $7 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended April 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of April 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity
In effect until April 1, 2028
Class A Class C Class R Class R6 Class Y
Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.76% 1.42% 0.68% 0.80%
October 31,
2027
October 31,
2028 Total
Equity Income Fund ............................................................... $ 2 $ 9 $ 11

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
18
(Unaudited)
securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
6. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended April 30, 2026.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended October 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
19
(Unaudited)
9. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19381-0626

April 30, 2026
Semi-Annual: Full Financials
Victory Pioneer Equity Premium Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements (Form N-CSR Item 7) 15

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (43.4%)
Communication Services (1.4%):
Verizon Communications, Inc. .............................................. 46,069 $ 2,213
Consumer Discretionary (0.4%):
Brightstar Lottery PLC ................................................... 54,886 721
Consumer Staples (4.7%):
Altria Group, Inc. ....................................................... 31,257 2,271
Ambev SA, ADR ....................................................... 368,277 1,075
British American Tobacco PLC, ADR ........................................ 20,000 1,176
Cal-Maine Foods, Inc. ................................................... 15,648 1,209
Magnit PJSC(a)(b)(c) .................................................... 23,507 —
WH Group Ltd.(d) ...................................................... 1,500,500 1,824
7,555
Energy (3.6%):
BP PLC, ADR ......................................................... 59,077 2,799
Chord Energy Corp. ..................................................... 10,021 1,459
Enbridge, Inc. ......................................................... 26,700 1,480
LUKOIL PJSC(a)(b)(c) .................................................. 45,047 —
5,738
Financials (16.6%):
AGNC Investment Corp. ................................................. 144,584 1,594
ASR Nederland NV ..................................................... 38,462 2,914
Aviva PLC ............................................................ 308,319 2,616
Banco de Sabadell SA ................................................... 452,069 1,750
BW LPG Ltd.(d) ....................................................... 98,487 1,965
Citizens Financial Group, Inc. .............................................. 43,755 2,846
DBS Group Holdings Ltd. ................................................. 65,120 2,993
Grupo Financiero Banorte SAB de CV, Class O ................................. 154,700 1,680
ING Groep NV, ADR .................................................... 40,000 1,157
Oversea-Chinese Banking Corp. Ltd. ......................................... 99,600 1,714
Redwood Trust, Inc. ..................................................... 297,974 1,657
Regions Financial Corp. .................................................. 70,524 2,014
T-Tekhnologii MKPAO, GDR(a)(b) .......................................... 17,852 —
U.S. Bancorp .......................................................... 30,520 1,729
26,629
Health Care (2.0%):
Bristol-Myers Squibb Co. ................................................. 30,900 1,872
Pfizer, Inc. ............................................................ 53,214 1,421
3,293
Industrials (3.0%):
CSG NV(a) ........................................................... 981 21
Paychex, Inc. .......................................................... 17,082 1,582
Star Bulk Carriers Corp. .................................................. 55,231 1,388
United Parcel Service, Inc., Class B .......................................... 16,501 1,796
4,787
Information Technology (1.4%):
International Business Machines Corp. ........................................ 9,825 2,269
Materials (1.7%):
Amcor PLC ........................................................... 18,303 696
Rio Tinto PLC, ADR .................................................... 19,475 1,957
2,653
Real Estate (3.7%):
BXP, Inc. ............................................................. 17,830 1,042
Cousins Properties, Inc. .................................................. 49,452 1,266
Douglas Emmett, Inc. .................................................... 90,449 978
Sino Land Co. Ltd. ...................................................... 1,666,000 2,657
5,943

Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Utilities (4.9%):
Dominion Energy, Inc. ................................................... 41,915 $ 2,703
Eversource Energy ...................................................... 36,203 2,560
FirstEnergy Corp. ....................................................... 54,170 2,574
7,837
Total Common Stocks (Cost $62,484)
a
a
a
69,638
Preferred Stocks (0.0%)(e)
Real Estate (0.0%):(e)
Wheeler Real Estate Investment Trust, Inc.(b)(f) ................................. 204 55
Total Preferred Stocks (Cost $168)
a
a
a
55
Principal Amount
(000)
Equity Linked Notes (53.1%)
ABS Other (0.5%):
Royal Bank of Canada (Mosaic Solar Loan Trust), 19.23%, 5/6/27(d) .................. $ 34 780
Communication Services (2.1%):
JPMorgan Structured Products BV (Spotify Technology SA), 16.32%, 4/7/27 ............ 2 704
Netflix, Inc. (Netflix, Inc.), 12.01%, 2/1/27 ..................................... 13 1,178
The Toronto Dominion Bank (Reddit, Inc.), 20.39%, 4/1/27 ......................... 9 1,343
Wells Fargo Bank NA (Pinterest, Inc.), 15.18%, 10/13/26 .......................... 14 301
Wells Fargo Bank NA (Stubhub Holdings, Inc.), 34.45%, 10/16/26 .................... 4 42
3,568
Consumer Discretionary (7.2%):
BNP Paribas (Etsy, Inc.), 15.05%, 5/19/26(d) ................................... 17 902
BNP Paribas Issuance BV (On Holding AG), 16.23%, 12/17/26 ...................... 15 592
BNP Paribas Issuance BV (Victoria's Secret & Co.), 21.64%, 1/22/27(d) ................ 18 981
BNP Paribas Issuance BV (YETI Holdings, Inc.), 15.32%, 8/3/26, MTN(d) ............. 28 1,062
Canadian Imperial Bank of Commerce (First Watch Restaurant Group, Inc.), 17.00%, 12/10/26 60 893
Canadian Imperial Bank of Commerce (Mobileye Global, Inc.), 19.50%, 12/4/26 ......... 129 1,199
Citigroup Global Markets Holdings, Inc. (Kura Sushi USA, Inc.), 15.71%, 12/10/26(d) ..... 15 756
Draftkings, Inc. (DraftKings, Inc.), 18.85%, 2/1/27 ............................... 36 935
Goldman Sachs Bank USA (Five Below, Inc.), 15.23%, 10/22/26 ..................... 7 1,197
HSBC Bank PLC (VF Corp.), 22.05%, 7/9/26 .................................. 84 1,134
JPMorgan Structured Products BV (Crocs, Inc.), 14.76%, 8/6/26 ..................... 10 979
JPMorgan Structured Products BV (DoorDash, Inc.), 14.12%, 7/2/26 .................. 4 766
11,396
Consumer Staples (3.1%):
BNP Paribas Issuance BV (elf Beauty, Inc.)
17.46%, 7/9/26(d) .................................................. 8 541
19.82%, 3/19/27 .................................................... 16 1,091
BNP Paribas Issuance BV (Vita Coco Co., Inc.), 20.24%, 9/23/26 .................... 14 823
The Toronto Dominion Bank (Celsius Holdings, Inc.), 19.29%, 10/9/26 ................ 13 497
The Toronto-Dominion Bank (Celsius Holdings, Inc.), 19.81%, 12/15/26 ............... 26 934
Wells Fargo (Vital Farms, Inc.), 17.11%, 5/19/26 ................................ 25 352
Wells Fargo Bank NA (Simply Good Foods Co.), 12.83%, 1/27/27 .................... 54 830
5,068
Energy (3.2%):
Bank of Montreal (Cameco Corp.), 19.85%, 3/2/27 ............................... 9 1,061
Canadian Imperial Bank of Commerce (Cameco Corp.), 19.25%, 11/19/26 .............. 15 1,514
Goldman Sachs Bank USA (APA Corp.), 17.56%, 3/16/27 .......................... 35 1,203
JPMorgan Structured Products BV (Energy Fuels, Inc.), 22.50%, 8/21/26 ............... 69 833
Royal Bank of Canada (Ovintiv, Inc.), 13.39%, 9/18/26(d) .......................... 10 472
5,083
Financials (2.3%):
BNP Paribas Issuance BV (Affirm Holdings, Inc.), 21.26%, 6/8/26(d) .................. 20 1,131
HSBC Bank PLC (Affirm Holdings, Inc.), 20.70%, 1/26/27 ......................... 16 1,051
Royal Bank of Canada (PayPal Holdings, Inc.), 14.42%, 11/12/26(d) .................. 3 165

Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wells Fargo Bank NA (Coinbase Global, Inc.), 18.37%, 6/25/26 ..................... $ 2 $ 310
Wells Fargo Bank NA (Toast, Inc.), 16.63%, 1/26/27 .............................. 32 981
3,638
Health Care (1.0%):
HSBC Bank PLC (Humana, Inc.), 13.62%, 8/10/26 ............................... 3 665
Mizuho Markets Cayman LP (Newamsterdam Pharma Co. NV), 19.56%, 10/20/26 ........ 5 133
Wells Fargo Bank NA (Hims & Hers Health, Inc.), 33.63%, 5/8/26 .................... 16 445
Wells Fargo Bank NA (Phreesia, Inc.), 15.91%, 8/21/26 ........................... 37 385
1,628
Industrials (8.1%):
BNP Paribas (Vertiv Holdings Co.), 20.37%, 5/28/26(d) ........................... 10 1,102
Canadian Imperial Bank of Commerce (Trex Co., Inc.), 16.20%, 1/26/27 ............... 27 1,082
Citigroup Global Markets Holdings, Inc. (Alaska Airlines Pass Through Trust), 21.27%,
5/6/27(d) ......................................................... 19 769
HSBC Bank PLC (AeroVironment, Inc.), 18.50%, 9/8/26 .......................... 4 698
JP Morgan Ktos (Kratos Defense & Security Solutions, Inc.), 19.88%, 9/8/26 ............ 13 801
JPMorgan Structured Products BV (Generac Holdings, Inc.), 15.05%, 2/22/27 ........... 4 827
JPMorgan Structured Products BV (Lyft, Inc.), 18.79%, 9/4/26 ...................... 62 897
JPMorgan Structured Products BV (MasTe, Inc.), 15.42%, 10/26/26 ................... 1 180
Mizuho Markets Cayman LP (Bloom Energy Corp.), 20.77%, 7/9/26 .................. 40 1,144
Mizuho Markets Cayman LP (Forgent Power Solutions, Inc.), 18.13%, 4/23/27 ........... 23 815
Mizuho Markets Cayman LP (Regal Rexnord Corp.), 15.64%, 12/11/26 ................ 5 809
Wells Fargo Bank NA (Embraer SA), 13.46%, 6/8/26 ............................. 21 1,079
Wells Fargo Bank NA (ManpowerGroup, Inc.), 13.92%, 6/12/26 ..................... 25 763
Wells Fargo Bank NA (MasTe, Inc.), 14.81%, 12/11/26 ............................ 4 822
Wells Fargo Bank NA (Vertiv Holdings Co.), 18.64%, 7/27/26 ....................... 8 1,127
12,915
Information Technology (18.8%):
Bank of America (Advanced Micro Devices, Inc.), 16.06%, 5/19/26 ................... 10 1,096
Bank of Montreal (Datadog, Inc.), 19.30%, 2/22/27 ............................... 6 743
Bank of Montreal (Qnity Electronics, Inc.), 16.22%, 2/8/27 ......................... 11 1,236
BNP Paribas Issuance BV (Broadcom, Inc.)
15.65%, 6/12/26(d) ................................................. 4 1,127
15.20%, 10/9/26(d) ................................................. 4 1,325
BNP Paribas Issuance BV (Micron Technology, Inc.), 14.99%, 8/21/26(d) .............. 8 1,143
Citigroup Global Markets Holdings, Inc. (Okta, Inc.), 16.34%, 2/22/27(d) ............... 9 655
Citigroup Global Markets Holdings, Inc. (Ondas, Inc.), 31.46%, 5/5/27 ................ 71 756
Citigroup Global Markets Holdings, Inc. (Twilio, Inc.), 16.72%, 9/24/26(d) ............. 7 787
Goldman Sachs Bank USA (Dell Technologies, Inc.), 18.50%, 4/7/27 .................. 4 801
HSBC Bank PLC (Advanced Micro Devices, Inc.), 19.49%, 10/20/26 ................. 2 411
HSBC Bank Plc (Entegris, Inc.), 19.32%, 3/2/27 ................................. 7 971
JP Morgan Amba (Ambarella, Inc.), 20.60%, 11/16/26 ............................ 13 1,011
JPMorgan Structured Products BV (Dell Technologies, Inc.), 17.27%, 10/26/26 .......... 5 793
JPMorgan Structured Products BV (Marvell Technology, Inc.), 19.01%, 1/22/27 .......... 12 1,090
JPMorgan Structured Products BV (Microchip Technology, Inc.), 16.22%, 12/17/26 ....... 11 810
JPMorgan Structured Products BV (Shopify, Inc.), 17.43%, 10/9/26 ................... 5 631
Merrill Lynch BV (Adobe, Inc.), 11.88%, 9/18/26 ................................ 1 313
Merrill Lynch International & Co. CV (First Solar, Inc.), 16.60%, 3/19/27 .............. 6 1,283
Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.), 18.09%, 10/16/26 ......... 2 394
Mizuho Markets Cayman LP (Applied Materials, Inc.), 17.01%, 2/8/27 ................ 3 1,172
Mizuho Markets Cayman LP (Everpure, Inc.), 16.21%, 9/4/26 ....................... 18 1,077
Mizuho Markets Cayman LP (Zscaler, Inc.), 20.07%, 9/23/26 ....................... 5 685
Royal Bank of Canada (Broadcom, Inc.), 16.92%, 11/19/26(d) ....................... 4 1,552
Royal Bank of Canada (Micron Technology, Inc.), 17.00%, 10/9/26(d) ................. 7 1,350
The Toronto Dominion Bank (Bel Fuse, Inc.), 20.27%, 9/23/26 ...................... 4 855
The Toronto Dominion Bank (BILL Holdings, Inc.), 17.75%, 9/21/26 .................. 19 766
The Toronto Dominion Bank (Ultra Clean Holdings, Inc.), 17.95%, 9/21/26 ............. 41 1,128
Wells Fargo (Pure Storage, Inc.), 16.47%, 5/28/26 ............................... 18 1,088
Wells Fargo Bank NA (Axcelis Technologies, Inc.), 16.95%, 8/6/26 ................... 9 771
Wells Fargo Bank NA (Intuit, Inc.), 16.36%, 4/1/27 ............................... 3 1,187

Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
LUKOIL PJSC .....................................................
8/11/2021
3,941
$ —
Magnit PJSC ......................................................
12/1/2021
1,792
—
Russian Federal Bond - OFZ ...........................................
10/7/2020
3,127
—
Total (–% of net assets)
$8,860
$—
Security Description
Principal Amount
(000)
a
Value
(000)
Wells Fargo Bank NA (Ralliant Corp.), 14.70%, 3/16/27 ........................... $ 24 $ 1,071
30,078
Materials (5.6%):
Canadian Imperial Bank of Commerce (Celanese Corp.), 21.55%, 4/22/27 .............. 12 803
Citigroup Global Markets Holdings, Inc. (Albemarle Corp.), 19.13%, 5/6/27 ............. 4 820
Citigroup Global Markets Holdings, Inc. (James Hardie Industries PLC), 13.37%, 9/4/26(d) .. 35 702
Goldman Sachs Bank USA (USA Rare Earth, Inc.), 43.86%, 11/6/26 .................. 35 770
HSBC Bank PLC (Barrick Mining Corp.)
15.87%, 11/2/26 .................................................... 35 1,200
16.10%, 12/4/26 .................................................... 19 747
JPMorgan Structured Products BV (B2Gold Corp.), 20.41%, 5/5/27 ................... 239 1,117
Merrill Lynch BV (Newmont Corp.), 12.84%, 6/24/26 ............................ 17 1,010
Royal Bank of Canada (FMC Corp.), 24.18%, 1/22/27(d) .......................... 75 1,197
The Toronto-Dominion Bank (Celanese Corp.), 22.41%, 3/30/27 ..................... 10 644
9,010
Real Estate (0.4%):
HSBC Bank PLC (SL Green Realty Corp.), 14.38%, 7/2/26 ......................... 16 678
Utilities (0.8%):
Goldman Sachs Bank USA (Constellation Energy Corp.), 17.73%, 4/1/27 ............... 5 1,345
Total Equity Linked Notes (Cost $88,201)
a
a
a
85,187
U.S. Treasury Obligations (3.3%)
U.S. Treasury Bills
3.41%, 5/21/26(g) .................................................. 2,300 2,295
3.51%, 6/4/26(g) ................................................... 2,200 2,193
3.52%, 6/9/26(g) ................................................... 750 747
Total U.S. Treasury Obligations (Cost $5,235)
a
a
a
5,235
Convertible Corporate Bonds (0.0%)
Sovereign Bond (0.0%):
Russian Federal Bond - OFZ, 0.00%, 2/3/27(b)(c)(h)(i) ............................ 230,742 —
Total Convertible Corporate Bonds (Cost $3,126)
a
a
a
—
Total Investments (Cost $159,214) — 99.8% 160,115
Other assets in excess of liabilities —  0.2% 344
NET ASSETS - 100.00% $ 160,459
At April 30, 2026, the Fund's investments in foreign securities were 22.0% of net assets.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(c) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30, 2026
(amounts in thousands):
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was $22,288
(thousands) and amounted to 13.9% of net assets.
(e) Amount represents less than 0.05% of net assets.
(f) Zero-coupon bond.
(g) Rate represents the effective yield at April 30, 2026.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
ABS
—
Asset-Backed Securities
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company

Statement of Assets and Liabilities
April 30, 2026
7
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Equity Premium
Income Fund
Assets:
Investments, at value (Cost $159,214) $ 160,115
Foreign currency, at value (Cost $33) 33
Receivables:
Dividends and interest 1,031
Capital shares issued 132
Investments sold 1,115
From Adviser 10
Reclaims 550
Prepaid expenses 58
Total Assets 163,044
Liabilities:
Payables:
Distributions 64
Payable to custodian 334
Investments purchased 1,606
Capital shares redeemed 380
Accrued expenses and other payables:
Investment advisory fees 90
Administration fees 6
Custodian fees 3
Transfer agent fees 10
Sub-Transfer agent fees 9
Trustees' fees — (a)
12b-1 fees 8
Other accrued expenses 75
Total Liabilities 2,585
Commitments and contingencies (Note 5 )
Net Assets:
Capital 164,641
Total accumulated earnings (loss) (4,182)
Net Assets $ 160,459
Net Assets:
Class A $ 66,571
Class C 8,072
Class R6 32,667
Class Y 53,149
Total $ 160,459
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 5,116
Class C 636
Class R6 2,512
Class Y 4,064
Total 12,328
Net asset value, offering and redemption price per share:(b)
Class A $ 13.01
Class C(c) 12.70
Class R6 13.00
Class Y 13.08
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 13.31
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended April 30, 2026
8
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Equity Premium
Income Fund
Investment Income:
Dividends $ 1,831
Interest 7,042
Foreign tax withholding (27)
Total Income 8,846
Expenses:
Investment advisory fees 523
Administration fees 33
Sub-Administration fees 3
12b-1 fees — Class A 81
12b-1 fees — Class C 39
Custodian fees 20
Transfer agent fees — Class A 10
Transfer agent fees — Class C 1
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 1
Sub-Transfer agent fees — Class A 17
Sub-Transfer agent fees — Class C 1
Sub-Transfer agent fees — Class Y 20
Trustees' fees 3
Legal and audit fees 46
State registration and filing fees 19
Other expenses 28
Total Expenses 845
Less fees paid indirectly (9)
Expenses waived/reimbursed by Adviser (27)
Net Expenses 809
Net Investment Income (Loss) 8,037
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 2,544
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 566
Net realized/unrealized gains (losses) on investments 3,110
Change in net assets resulting from operations $ 11,147
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Equity Premium
Income Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,037 $ 12,585
Net realized gains (losses) 2,544 (963)
Net change in unrealized appreciation/depreciation 566 5,064
Change in net assets resulting from operations 11,147 16,686
Distributions to Shareholders:
Class A (3,510) (7,221)
Class C (392) (785)
Class R — (15)
Class R6 (1,513) (2,211)
Class Y (2,789) (4,627)
Change in net assets resulting from distributions to shareholders (8,204) (14,859)
Change in net assets resulting from capital transactions 10,873 21,914
Change in net assets 13,816 23,741
Net Assets:
Beginning of period 146,643 122,902
End of period $ 160,459 $ 146,643
* Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

10
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Equity Premium
Income Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
*
Capital Transactions:
Class A
Proceeds from shares issued $ 5,698 $ 10,497
Distributions reinvested 3,212 6,580
Cost of shares redeemed (8,486) (13,205)
Total Class A $ 424 $ 3,872
Class C
Proceeds from shares issued $ 1,014 $ 2,548
Distributions reinvested 379 754
Cost of shares redeemed (1,565) (2,832)
Total Class C $ (172) $ 470
Class R
Proceeds from shares issued $ — $ 8
Distributions reinvested — 15
Cost of shares redeemed — (221)
Total Class R $ — $ (198)
Class R6
Proceeds from shares issued $ 5,790 $ 9,404
Distributions reinvested 1,512 2,195
Cost of shares redeemed (1,253) (1,823)
Total Class R6 $ 6,049 $ 9,776
Class Y
Proceeds from shares issued $ 7,065 $ 20,709
Distributions reinvested 2,726 4,321
Cost of shares redeemed (5,219) (17,036)
Total Class Y $ 4,572 $ 7,994
Change in net assets resulting from capital transactions $ 10,873 $ 21,914
Share Transactions:
Class A
Issued 442 849
Reinvested 249 535
Redeemed (657) (1,090)
Total Class A 34 294
Class C
Issued 81 207
Reinvested 30 63
Redeemed (125) (234)
Total Class C (14) 36
Class R
Issued — 1
Reinvested — 1
Redeemed — (20)
Total Class R — (18)
Class R6
Issued 463 760
Reinvested 117 178
Redeemed (97) (142)
Total Class R6 483 796
Class Y
Issued 542 1,633
Reinvested 210 349
Redeemed (402) (1,401)
Total Class Y 350 581
Change in Shares 853 1,689
* Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Pioneer Equity Premium Income Fund
Class A
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $12.78 $12.56 $11.05 $11.36 $14.45 $11.14
Investment Activities:
Net investment income (loss)(a) 0.68 1.23 0.94 0.25 0.35 0.19
Net realized and unrealized gains (losses) 0.24 0.46 1.41 (0.26) (3.10) 3.25
Total from Investment Activities 0.92 1.69 2.35 (0.01) (2.75) 3.44
Distributions to Shareholders from:
Net investment income (0.69) (1.47) (0.84) (0.29) (0.25) (0.13)
Net realized gains — — — — (0.09) —
Return of capital — — — (0.01) — —
Total Distributions (0.69) (1.47) (0.84) (0.30) (0.34) (0.13)
Net Asset Value, End of Period $13.01 $12.78 $12.56 $11.05 $11.36 $14.45
Total Return(b)(c) 7.47% 14.56% 21.47%(d) (0.07)% (19.31)% 31.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.20%(g) 1.20% 1.20% 1.20% 1.20% 1.20%
Net Investment Income (Loss)(e) 10.62% 9.96% 7.63% 2.20% 2.81% 1.37%
Gross Expenses(e)(f) 1.24%(g) 1.30% 1.40% 1.37% 1.22% 1.25%
Supplemental Data:
Net Assets at end of period (000's) $66,571 $64,946 $60,141 $60,496 $72,680 $101,891
Portfolio Turnover(b)(h) 23% 65% 114% 37% 166% 215%
* Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2024, the total return would have been
21.38%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer Equity Premium Income Fund
Class C
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $12.46 $12.26 $10.76 $11.09 $14.10 $10.85
Investment Activities:
Net investment income (loss)(a) 0.62 1.11 0.80 0.15 0.24 0.06
Net realized and unrealized gains (losses) 0.25 0.43 1.39 (0.25) (3.02) 3.20
Total from Investment Activities 0.87 1.54 2.19 (0.10) (2.78) 3.26
Distributions to Shareholders from:
Net investment income (0.63) (1.34) (0.69) (0.22) (0.14) (0.01)
Net realized gains — — — — (0.09) —
Return of capital — — — (0.01) — —
Total Distributions (0.63) (1.34) (0.69) (0.23) (0.23) (0.01)
Net Asset Value, End of Period $12.70 $12.46 $12.26 $10.76 $11.09 $14.10
Total Return(b)(c) 7.12% 13.59% 20.55%(d) (0.86)% (19.91)% 30.04%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.97%(g) 1.98% 1.98% 2.01% 1.96% 1.99%
Net Investment Income (Loss)(e) 9.99% 9.18% 6.69% 1.34% 1.91% 0.48%
Gross Expenses(e)(f) 1.98%(g) 2.03% 2.14% 2.14% 1.98% 1.99%
Supplemental Data:
Net Assets at end of period (000's) $8,072 $8,101 $7,525 $9,563 $16,209 $32,299
Portfolio Turnover(b)(h) 23% 65% 114% 37% 166% 215%
* Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2024, the total return would have been
20.45%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Equity Premium Income Fund
Class R6
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $12.77 $12.55 $11.05 $11.35 $14.44 $11.14
Investment Activities:
Net investment income (loss)(a) 0.70 1.27 1.05 0.26 0.40 0.23
Net realized and unrealized gains (losses) 0.24 0.45 1.32 (0.22) (3.11) 3.25
Total from Investment Activities 0.94 1.72 2.37 0.04 (2.71) 3.48
Distributions to Shareholders from:
Net investment income (0.71) (1.50) (0.87) (0.33) (0.29) (0.18)
Net realized gains — — — — (0.09) —
Return of capital — — — (0.01) — —
Total Distributions (0.71) (1.50) (0.87) (0.34) (0.38) (0.18)
Net Asset Value, End of Period $13.00 $12.77 $12.55 $11.05 $11.35 $14.44
Total Return(b)(c) 7.64% 14.82% 21.74%(d) 0.35% (19.06)% 31.33%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89%(g) 0.90% 0.90% 0.90% 0.87% 0.90%
Net Investment Income (Loss)(e) 10.99% 10.27% 8.53% 2.24% 3.12% 1.63%
Gross Expenses(e)(f) 0.90%(g) 0.95% 1.05% 1.02% 0.89% 0.90%
Supplemental Data:
Net Assets at end of period (000's) $32,667 $25,908 $15,482 $8,289 $56,280 $106,948
Portfolio Turnover(b)(h) 23% 65% 114% 37% 166% 215%
* Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class K’s total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Pioneer Equity Premium Income Fund
Class Y
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $12.84 $12.62 $11.11 $11.41 $14.52 $11.20
Investment Activities:
Net investment income (loss)(a) 0.70 1.27 0.97 0.28 0.39 0.23
Net realized and unrealized gains (losses) 0.26 0.46 1.42 (0.25) (3.13) 3.27
Total from Investment Activities 0.96 1.73 2.39 0.03 (2.74) 3.50
Distributions to Shareholders from:
Net investment income (0.72) (1.51) (0.88) (0.32) (0.28) (0.18)
Net realized gains — — — — (0.09) —
Return of capital — — — (0.01) — —
Total Distributions (0.72) (1.51) (0.88) (0.33) (0.37) (0.18)
Net Asset Value, End of Period $13.08 $12.84 $12.62 $11.11 $11.41 $14.52
Total Return(b)(c) 7.70% 14.88% 21.74%(d) 0.33% (19.10)% 31.36%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90%(g) 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 10.92% 10.24% 7.82% 2.44% 3.09% 1.64%
Gross Expenses(e)(f) 0.99%(g) 1.05% 1.14% 1.12% 0.98% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $53,149 $47,688 $39,535 $46,030 $75,209 $115,451
Portfolio Turnover(b)(h) 23% 65% 114% 37% 166% 215%
* Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2024, the total return would have been
21.65%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2026
Victory Portfolios IV
15
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer Equity Premium Income Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s
Class A, Class C, Class R6, Class A, and Class Y shares, respectively, on May 2, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek total return, including high current income.
Effective May 2, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Equity Premium Income Fund Equity Premium Income Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
16
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
(a)     Zero market value securities.
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Equity-Linked Notes:
Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange traded funds (the “underlying reference instrument”). In an equity-linked note, the Fund purchases a note from a bank or broker-dealer and in
Level 1 Level 2 Level 3 Total
Equity Premium Income Fund
Common Stocks ............................................... $ 69,638 $ — $ —(a) $ 69,638
Preferred Stocks ............................................... — — 55 55
Equity Linked Notes ............................................ — 85,187 — 85,187
U.S. Treasury Obligations ........................................ — 5,235 — 5,235
Convertible Bonds ............................................. — — —(a) —(a)
Total ....................................................... $ 69,638 $ 90,422 $ 55 $ 160,115

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
17
(Unaudited)
return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of April 30, 2026, the Fund did not have any securities on loan.
Derivative Instruments:
Options Contracts
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over the-
counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Summary of Derivative Instruments:
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended April 30, 2026 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Net Realized Gains
(Losses) from
Purchased Options
Equity Risk Exposure: (192000.00)
Equity Premium Income Fund ......................................................................... $ (192)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
18
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.  Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.
For the six months ended April 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2026, were as follows (amounts in thousands):
Excluding U.S. Government
Securities
Purchases Sales
Equity Premium Income Fund ................................................................. $ 55,110 $ 34,106

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
19
(Unaudited)
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended April 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and Fund
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended April 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended April 30, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Equity Premium Income Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.1
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion - $2
billion
Over $2
billion
Equity Premium Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.70%, plus 0.675%, plus 0.65%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Equity Premium Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
20
(Unaudited)
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026,
BNY Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended April 30, 2026, are reflected on the Statement of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended April 30, 2026, the
Distributor received $2 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended April 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of April 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Equity Premium Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20% 1.98% 0.90% 0.90%
October 31,
2027
October 31,
2028 Total
Equity Premium Income Fund ........................................................ $ 74 $ 27 $ 101

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
21
(Unaudited)
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Equity-Linked Notes Risk  — Equity-linked notes (“ELNs”) may not perform as expected and could cause the fund to realize significant losses including its entire principal investment. Investments in ELNs often have risks similar to their underlying reference securities, which may include market risk and, as applicable, risks of non-U.S. investments and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain risks of fixed income securities, such as interest rate and credit risks. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying reference securities or a fixed income investment.
Portfolio Selection Risks — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended April 30, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
22
(Unaudited)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended October 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
Short-Term
Amount
Long-Term
Amount Total
Equity Premium Income Fund ............................................. $ (4,864) $ (2,144) $ (7,008)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
24879-0626

April 30, 2026
Semi-Annual: Full Financials
Victory Pioneer Floating Rate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
14
Notes to Financial Statements (Form N-CSR Item 7) 17

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer Floating Rate Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.3%)
ABS Other (0.3%):
US Bank NA, Series 2025-SUP1, Class D, 6.35% (SOFR30A+270bps), 2/25/32, Callable
1/25/29 @ 100(a)(b)(c) ............................................... $ 507 $ 512
Total Asset-Backed Securities (Cost $507)
a
a
a
512
Collateralized Loan Obligations (3.4%)
Cash Flow CLO (3.4%):
CIFC Funding Ltd. ......................................................
Series 2025-2A, Class D2, 7.22% (TSFR3M+355bps), 4/15/38, Callable 4/15/27 @
100(a)(b) ......................................................... 1,000 985
Series 2025-2A, Class E, 8.07% (TSFR3M+440bps), 4/15/38, Callable 4/15/27 @ 100(a)
(b) ............................................................. 1,000 963
Crown Point CLO Ltd., Series 2021-11A, Class ER, 9.83% (TSFR3M+615bps), 2/28/38,
Callable 4/17/27 @ 100(a)(b) .......................................... 1,000 967
Dryden 41 Senior Loan Fund, Series 2015-41A, Class DR, 6.53% (TSFR3M+286bps), 4/15/31,
Callable 7/15/26 @ 100(a)(b) .......................................... 1,000 1,002
Magnetite XXX Ltd., Series 2021-30A, Class D2R, 7.67% (TSFR3M+400bps), 10/25/37,
Callable 10/25/26 @ 100(a)(b) ......................................... 1,000 998
Voya CLO Ltd. ........................................................
Series 2025-1A, Class D2, 7.43% (TSFR3M+375bps), 4/20/38, Callable 4/20/27 @
100(a)(b) ......................................................... 1,000 987
Series 2025-1A, Class E, 8.28% (TSFR3M+460bps), 4/20/38, Callable 4/20/27 @ 100(a)
(b) ............................................................. 1,000 985
6,887
Total Collateralized Loan Obligations (Cost $7,014)
a
a
a
6,887
Collateralized Mortgage Obligations (0.1%)
Commercial MBS (0.1%):
FREMF Mortgage Trust ..................................................
Series 2020-KF74, Class C, 10.02% (SOFR30A+636bps), 1/25/27(a)(b) ............ 74 74
Series 2020-KF83, Class C, 12.77% (SOFR30A+911bps), 7/25/30, Callable 6/25/30 @
100(a)(b) ......................................................... 93 95
169
Total Collateralized Mortgage Obligations (Cost $171)
a
a
a
169
Shares
Common Stocks (0.3%)
Health Care (0.0%):
Sound Inpatient Physician(d)(e) ............................................. 414,755 —
—
Industrials (0.3%):
Grupo Aeromexico SAB de CV(d) ........................................... 339,540 518
Total Common Stocks (Cost $255)
a
a
a
518
Principal Amount
(000)
Senior Secured Loans (80.0%)
Communication Services (1.5%):
Dotdash Meredith, Inc., Term B-2 Loan, 7.16% (SOFR01M+350bps), 6/16/32(a) ......... $ 478 450
Houghton Mifflin Harcourt Co., Term B Loan, First Lien, 9.01% (SOFR03M+525bps),
4/9/29(a) ......................................................... 1,440 1,182
Level 3 Financing, Inc., Term B-4 Refinancing Loan, 6.90% (SOFR01M+325bps), 3/29/32(a) 780 783
Nexstar Media, Inc., Term B-7 Loan, 6.40% (SOFR01M+275bps), 3/21/33(a) ............ 278 278
Windstream Services LLC, 2025 Term Loan, First Lien, 7.65% (SOFR01M+400bps),
10/6/32(a) ........................................................ 369 371
3,064
Consumer Discretionary (9.9%):
Alpha Generation LLC, Initial Term B Loan, 5.40% (SOFR01M+175bps), 9/30/31(a) ...... 642 643

Victory Portfolios IV
Victory Pioneer Floating Rate Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
American Axle & Manufacturing, Inc., Tranche C Term Loan, First Lien, 6.91%
(SOFR03M+325bps), 2/3/33(a) ......................................... $ 1,238 $ 1,239
Aramark Intermediate HoldCo Corporation, U.S. Term B-10 Loan, 5.40%
(SOFR01M+175bps), 6/24/30(a) ........................................ 1,139 1,146
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 5.90% (SOFR01M+225bps),
2/6/31(a) ......................................................... 384 373
Champions Holdco, Inc., Initial Term Loan, 8.42% (SOFR03M+475bps), 2/23/29(a) ....... 1,549 1,474
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.77%
(SOFR01M+400bps), 8/23/28(a) ........................................ 801 806
Fitness International LLC, Term B Loan, First Lien, 8.15% (SOFR01M+450bps), 2/12/29(a) . 1,949 1,965
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, 5.45% (SOFR03M+175bps),
11/29/30(a) ....................................................... 499 498
Great Outdoors Group LLC, Term B-3 Loan, First Lien, 6.90% (SOFR01M+325bps),
1/23/32(a) ........................................................ 1,230 1,239
Harbor Freight Tools USA, Inc., Replacement Term Loan, 5.90% (SOFR01M+225bps),
6/11/31(a) ........................................................ 1,498 1,496
Inspired Educational US Holdings, Inc., 2/28/31(f) ............................... 512 512
Life Time, Inc., 2025 Refinancing Term Loan, 5.66% (SOFR01M+200bps), 11/5/31(a) ..... 321 322
LS Group OpCo. Acquisition LLC, Term B-1 Loan, 6.17% (SOFR03M+250bps), 4/23/31(a) . 499 499
Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.25% (SOFR06M+750bps),
10/2/28(a) ........................................................ 89 83
Lucky Bucks LLC, Priority Second Out Term Loan, 6.25% (SOFR06M+250bps), 10/2/29(a) . 189 142
McGraw-Hill Education, Inc., 2025 Tranche B-2 Term Loan, 6.40% (SOFR01M+275bps),
8/6/31(a) ......................................................... 956 957
Men's Wearhouse LLC, Initial Term Loan, 9.42% (SOFR03M+575bps), 1/28/31(a) ........ 189 191
Petco Health and Wellness Company, Inc., 2026 Term Loan, First Lien, 7.95%
(SOFR03M+425bps), 2/3/31(a) ......................................... 1,294 1,287
PetSmart LLC, Initial Term Loan, First Lien, 7.65% (SOFR01M+400bps), 8/18/32(a) ...... 1,632 1,640
River Rock Entertainment Authority, Term Loan, First Lien, 12.66% (SOFR01M+900bps),
11/24/31(a) ....................................................... 555 547
Sunrise Financing Partnership, Facility AAA, 6.10% (SOFR06M+247bps), 2/17/32(a) ...... 1,174 1,176
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien, 6.40% (SOFR01M+275bps),
3/18/30(a) ........................................................ —(g) —(g)
Townsquare Media, Inc., Initial Term Loan, 8.59% (SOFR06M+500bps), 2/19/30(a) ....... 989 729
Travel + Leisure Co., 2024 Incremental Term Loan (2025), 5.65% (SOFR01M+200bps),
12/14/29(a) ....................................................... 980 983
19,947
Consumer Staples (2.6%):
Chobani LLC, 2025-2 New Term Loan, 5.90% (SOFR01M+225bps), 10/28/32(a) ......... 3,242 3,265
Froneri International Limited, Facility B6, First Lien, 5.88% (SOFR06M+225bps), 9/30/32(a) 953 947
Reynolds Consumer Products LLC, New Term Loan, First Lien, 5.40% (SOFR01M+175bps),
3/4/32(a) ......................................................... 721 726
Treehouse Foods, Inc., Initial Term Loan, 7.90% (SOFR01M+425bps), 2/4/33(a) ......... 189 191
5,129
Energy (1.7%):
Bayonne Energy Center LLC, Term B Advance, 6.70% (SOFR03M+300bps), 10/1/32(a) .... 544 547
Meade Pipeline Co. LLC, Initial Loan, 5.69% (SOFR03M+200bps), 9/22/32(a) .......... 390 392
Traverse Midstream Partners LLC, Advance, 6.17% (SOFR03M+250bps), 2/16/28(a) ...... 1,575 1,578
Traverse Midstream Partners LLC, Traverse Midstream TLB, 4/21/33(f) ................ 886 889
3,406
Financials (34.9%):
1261229 BC Ltd., Initial Term Loan, First Lien, 9.90% (SOFR01M+625bps), 10/8/30(a) .... 953 929
Acrisure LLC, 2025 Term B Loan, First Lien, 6.90% (SOFR01M+325bps), 6/21/32(a) ..... 855 842
Ahead DB Holdings LLC, Term B-5 Loan, First Lien, 6.20% (SOFR03M+250bps), 2/3/31(a) 1,220 1,212
Ahlstrom Holding 3 Oy, Additional Facility B1 USD, 8.21% (SOFR03M+425bps), 5/24/30(a) 632 624
AIP RD Buyer Corp., Term B Loan, First Lien, 7.15% (SOFR01M+350bps), 12/23/30(a) ... 1,345 1,343
Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, First Lien, 6.75%
(SOFR03M+300bps), 11/1/30(a) ........................................ 846 851
Apple Bidco LLC, Amendment No. 5 Term Loan, First Lien, 6.15% (SOFR01M+250bps),
9/23/31(a) ........................................................ 1,300 1,303
ARC Falcon I Inc., Term Loan B, 8.16% (SOFR01M+450bps), 4/1/33(a) ............... 332 312

Victory Portfolios IV
Victory Pioneer Floating Rate Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Arcline FM Holdings LLC, 2025-1 New Term Loan, First Lien, 6.45% (SOFR03M+275bps),
6/24/30(a) ........................................................ $ 1,703 $ 1,713
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, 6.40% (SOFR01M+275bps),
8/19/30(a) ........................................................ 864 868
Asurion LLC, New B-12 Term Loan, First Lien, 7.90% (SOFR01M+425bps), 9/19/30(a) .... 606 607
Asurion LLC, New B-4 Term Loan, Second Lien, 9.02% (SOFR01M+525bps), 1/22/29(a) .. 294 296
Asurion LLC, New Term B-14 Term Loan, First Lien, 7.41% (SOFR03M+375bps), 2/23/33(a) 2,181 2,150
Brazos Delaware II LLC, 2025 B-2 Refinancing Term Loan, 6.15% (SOFR01M+250bps),
2/11/30(a) ........................................................ 1,888 1,898
Carriage Purchaser, Inc., Term B Loan, 7.15% (SOFR01M+350bps), 9/29/28(a) .......... 1,617 1,623
Chariot Buyer LLC, Refinancing Term Loan, First Lien, 6.40% (SOFR01M+275bps), 9/8/32(a) 1,206 1,206
Charlotte Buyer, Inc., Second Refinancing Term Loan, First Lien, 7.90% (SOFR01M+425bps),
2/11/28(a) ........................................................ 1,373 1,373
Citadel Securities LP, 2024-1 Term Loan, 5.70% (SOFR03M+200bps), 10/31/31(a) ........ 1,331 1,337
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, First
Lien, 6.90% (SOFR01M+325bps), 4/1/32(a) ............................... 863 803
Clydesdale Acquisition Holdings, Inc., Term B Loan, First Lien, 6.83% (SOFR01M+318bps),
4/13/29(a) ........................................................ 1,000 956
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loans, First Lien, 5.65%
(SOFR01M+200bps), 5/19/31(a) ........................................ 582 582
Crown Finance US, Inc., First Amendment Term Loan, 8.16% (SOFR01M+450bps), 12/2/31(a) 1,235 1,236
DIRECTV Financing LLC, 2024 Refinancing Term B Loan, First Lien, 9.18%
(SOFR03M+525bps), 8/2/29(a) ......................................... 600 603
DS Parent, Inc., Term Loan B, 9.20% (SOFR03M+550bps), 1/31/31(a) ................ 1,441 1,276
Eastern Power LLC (Eastern Covert Midco LLC) - Term Loan, 8.40% (SOFR01M+475bps),
4/3/29(a) ......................................................... 1,892 1,904
EP Purchaser LLC, Closing Date Term Loan, First Lien, 7.29% (SOFR03M+350bps),
11/6/28(a) ........................................................ 1,205 780
Evergreen Acqco 1 LP, Initial Term Loan, 6.69% (SOFR03M+300bps), 9/17/32(a) ........ 421 423
Fiesta Purchaser, Inc., Second Refinancing Term Loan, 6.40% (SOFR01M+275bps), 2/12/31(a) 1,572 1,556
First Advantage Holdings LLC, Term B-3 Loan, First Lien, 6.45% (SOFR03M+275bps),
10/31/31(a) ....................................................... 732 724
First Student Bidco, Inc., Initial Term B Loan, 5.95% (SOFR03M+225bps), 8/15/30(a) ..... 272 272
First Student Bidco, Inc., Initial Term C Loan, 5.95% (SOFR03M+225bps), 8/15/30(a) ..... 50 50
Fleet Midco I Limited, Facility B2, 6.42% (SOFR03M+275bps), 2/10/31(a) ............. 726 732
Formulations Parent Corporation (aka Chase Corp.), Initial Term Loan, 7.67%
(SOFR03M+400bps), 4/12/32(a) ........................................ 1,015 1,016
Fortress Intermediate 3, Inc., Tranche B Term Loan, 6.66% (SOFR01M+300bps), 6/27/31(a) . 1,370 1,366
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.80% (SOFR03M+400bps), 10/1/27(a) 2,198 2,165
Genesys Cloud Services Holdings I LLC, Initial 2025 Dollar Term Loan, 6.15%
(SOFR01M+250bps), 1/30/32(a) ........................................ 1,002 971
Gloves Buyer, Inc., Term Loan, First Lien, 7.65% (SOFR01M+400bps), 5/24/32(a) ........ 879 879
Goat Holdco LLC, 2026 Term B Loan, 6.15% (SOFR01M+250bps), 1/27/32(a) .......... 414 414
Hamilton Projects Acquiror LLC, 2025-2 Repricing Term Loan, 6.15% (SOFR01M+250bps),
5/30/31(a) ........................................................ 520 524
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 6.40% (SOFR01M+275bps),
2/18/31(a) ........................................................ 911 899
Hudson River Trading LLC, Term B-2 Loan, 6.16% (SOFR01M+250bps), 3/18/30(a) ...... 890 894
IMC Financing LLC, Term Loan, 6.65% (SOFR01M+300bps), 6/21/32(a) .............. 453 457
Ineos U.S. Finance LLC, 2030 Dollar Term Loan, 6.90% (SOFR01M+325bps), 2/19/30(a) .. 1,812 1,690
Innio North America Holding, Inc., 5.66% (SOFR03M+200bps), 11/28/31(a) ............ 725 728
ION Platform Finance US, Inc., Initial Dollar Term Loan, First Lien, 7.45%
(SOFR03M+375bps), 9/30/32(a) ........................................ 1,510 1,239
Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan,
5.65% (SOFR01M+200bps), 1/31/31(a) ................................... 346 347
Jefferies Finance LLC, Initial Term Loan, First Lien, 6.42% (SOFR01M+275bps), 10/9/31(a) 654 650
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 7.46% (SOFR03M+375bps), 10/17/30(a) . —(g) —(g)
Knight Health Holdings LLC, Term B Loan, First Lien, 9.02% (SOFR01M+525bps),
12/26/28(a) ....................................................... 1,913 1,325
LBM Acquisition LLC, Amendment No. 4 Refinancing Term Loan, First Lien, 8.65%
(SOFR01M+500bps), 6/6/31(a) ......................................... 776 694
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.15%
(SOFR01M+250bps), 5/1/31(a) ......................................... 571 573

Victory Portfolios IV
Victory Pioneer Floating Rate Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lightning Power LLC, Initial Term B Loan, 5.90% (SOFR01M+225bps), 8/18/31(a) ....... $ 1,165 $ 1,171
Long Ridge Energy LLC, Term B Advance, 8.20% (SOFR03M+450bps), 2/19/32(a) ....... 1,191 1,189
LSF12 Badger Bidco LLC, Initial Term Loan, 9.15% (SOFR01M+550bps), 7/10/30(a) ..... 959 961
LSF12 Helix Parent LLC, Initial Term Loan, 7.15% (SOFR01M+350bps), 2/10/33(a) ...... 175 175
M6 ETX Holdings II Midco LLC, New Term Loan, 6.15% (SOFR01M+250bps), 4/1/32(a) .. 653 656
Medline Borrower LP, 2030 Refinancing Term Loan, First Lien, 5.40% (SOFR01M+175bps),
10/23/30(a) ....................................................... 541 544
Mermaid Bidco, Inc., Facility B (USD), 6.91% (SOFR03M+325bps), 7/2/31(a) .......... 382 375
Neptune BidCo US, Inc., 2026 Dollar Term B Loan, First Lien, 8.77% (SOFR03M+500bps),
2/3/33(a) ......................................................... 965 947
Oak-Eagle AcquireCo, Inc., Term Loan B1, 3/24/33(f) ............................ 680 681
OEP Glass Purchaser LLC, Initial Term Loan, 7.70% (SOFR03M+400bps), 3/2/33(a) ...... 333 334
Olympus Water US Holding Corporation, Term B-6 Dollar Loan, First Lien, 6.70%
(SOFR03M+300bps), 6/23/31(a) ........................................ 485 480
Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 5.90%
(SOFR01M+225bps), 10/5/28(a) ........................................ 1,907 1,916
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 6.41% (SOFR03M+275bps),
7/31/28(a) ........................................................ 441 443
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 6.16% (SOFR03M+250bps), 7/31/28 441 443
Padagis LLC, Term B Loans, First Lien, 8.69% (SOFR03M+475bps), 7/6/28(a) .......... 1,163 1,102
Park River Holdings, Inc., 2025 Refinancing Term Loan, 8.19% (SOFR03M+450bps),
3/17/31(a) ........................................................ 780 781
Phoenix Guarantor, Inc., Tranche B-5 Term Loan, First Lien, 6.15% (SOFR01M+250bps),
2/21/31(a) ........................................................ 1,925 1,933
SCIL IV LLC, Facility B2, 7.79% (SOFR06M+400bps), 10/29/32(a) .................. 873 863
Sedgwick Claims Management Services, Inc., (Lightning Cayman Merger Sub Ltd.), 2024
Term Loan, 6.15% (SOFR01M+250bps), 7/31/31(a) .......................... 1,648 1,639
SGH2 LLC, Initial Term Loan, First Lien, 8.20% (SOFR03M+450bps), 8/18/32(a) ........ 910 907
Tidal Waste & Recycling Holdings LLC, Initial Term Loan, 6.45% (SOFR03M+275bps),
10/24/31(a) ....................................................... 904 907
TRQ Sales LLC, Initial Term Loan, 6.95% (SOFR03M+325bps), 12/30/32(a) ............ 430 421
USI, Inc., 2024-C Term Loan, 5.95% (SOFR03M+225bps), 9/27/30(a) ................. 605 606
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien, 7.95% (SOFR03M+425bps),
7/1/32(a) ......................................................... 746 747
WH Borrower LLC, Initial Term Loan, 8.16% (SOFR03M+450bps), 2/20/32(a) .......... 250 251
Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 6.40%
(SOFR01M+275bps), 8/1/30(a) ......................................... 587 586
70,273
Health Care (10.0%):
Amneal Pharmaceuticals LLC, Amendment No. 2 Term Loan, 6.65% (SOFR01M+300bps),
8/2/32(a) ......................................................... 1,304 1,312
DaVita, Inc., Tranche B-2 Term Loan, 5.40% (SOFR01M+175bps), 5/9/31(a) ............ 582 586
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 7.40% (SOFR01M+375bps),
4/23/31(a) ........................................................ 960 951
EyeCare Partners LLC, Tranche B Term Loan, Super-Priority, 4.73% (SOFR06M+100bps),
11/30/28(a) ....................................................... 1,845 842
Hanger, Inc., Delayed Draw Term Loan, 7.15% (SOFR01M+350bps), 10/23/31(a)(h) ...... 215 217
Hanger, Inc., Initial Term Loan, 7.15% (SOFR01M+350bps), 10/23/31(a) ............... 1,663 1,675
Hologic, Inc., USD Initial Term B Loan, First Lien, 5.92% (SOFR03M+225bps), 4/7/33(a) .. 638 635
Jazz Pharmaceuticals, Inc., Tranche B-2 Dollar Term Loan, 5.90% (SOFR01M+225bps),
5/5/28(a) ......................................................... 1,119 1,125
LifePoint Health, Inc., 2024-2 Refinancing Term Loan, First Lien, 7.18% (SOFR03M+350bps),
5/19/31(a) ........................................................ 1,581 1,576
Option Care Health, Inc., 2025 Amendment Term Loan, 5.40% (SOFR01M+175bps),
9/22/32(a) ........................................................ 616 620
Organon & Co., 2024 Refinancing Dollar Term Loan Facility, First Lien, 5.90%
(SOFR01M+225bps), 5/19/31(a) ........................................ 2,086 2,089
Select Medical Corporation, Term Loan B, 12/3/31(f) ............................. 423 425
Sotera Health Holdings LLC, 2025 Refinancing Term Loan, 6.17% (SOFR01M+250bps),
5/30/31(a) ........................................................ 1,717 1,726
Sound Inpatient Physicians, Inc., Tranche B Term Loan, 7.46% (SOFR03M+350bps),
6/28/28(a) ........................................................ 1,275 1,260

Victory Portfolios IV
Victory Pioneer Floating Rate Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sound Inpatient Physicians, Inc., Tranche C Term Loan, 10.71% (SOFR03M+675bps),
6/28/29(a) ........................................................ $ 300 $ 294
Summit Behavioral Healthcare LLC, First Out Term Loan, First Lien, 9.45%
(SOFR03M+575bps), 10/15/30(a) ....................................... 203 206
Summit Behavioral Healthcare LLC, Second Out Term Loan, First Lien, 7.95%
(SOFR03M+425bps), 10/15/30(a) ....................................... 1,273 910
U.S. Renal Care, Inc., Closing Date Term Loan, 8.77% (SOFR01M+500bps), 6/28/28(a) .... 1,511 1,431
Upstream Newco, Inc., December 2025 Extended/Modified Term Loan, First Lien, 8.19%
(SOFR03M+425bps), 11/20/29(a) ....................................... 2,388 2,230
20,110
Industrials (11.2%):
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 5.93%
(SOFR03M+225bps), 4/20/28(a) ........................................ 999 992
Adient US LLC, Term B-2 Loan, 5.65% (SOFR01M+200bps), 1/29/31(a) .............. 436 437
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2025-A Refinancing U.S. Dollar Term
Loan, 6.66% (SOFR03M+300bps), 5/21/31(a) .............................. 1,623 1,632
Allied Universal Holdco LLC (USAGM Holdco, LLC), Amendment No. 7 Replacement U.S.
Dollar Term Loan, 6.90% (SOFR01M+325bps), 8/20/32(a) ..................... 955 959
Columbus McKinnon Corporation, Initial Term Loan, 7.20% (SOFR03M+350bps), 2/3/33(a) 459 461
Coors Tek, Inc., Initial Term B Loan, First Lien, 6.67% (SOFR03M+300bps), 10/28/32(a) ... 444 448
Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.02% (SOFR03M+325bps),
4/12/28(a) ........................................................ 442 276
Formula One Management Limited, Facility B, 5.45% (SOFR03M+175bps), 9/19/31(a) .... 1,224 1,228
Genesee & Wyoming, Inc., Initial Term Loan, 5.45% (SOFR03M+175bps), 4/10/31(a) ..... 1,069 1,071
Groupe Solmax Inc., Initial Term Loan, 8.71% (SOFR03M+475bps), 7/24/28(a) .......... 2,702 2,178
Jupiter Buyer, Inc., Initial Term Loan, 7.70% (SOFR03M+400bps), 11/3/31(a) ........... 1,173 1,179
Karman Holdings, Inc., Third Amendment Term Loan, 6.46% (SOFR03M+275bps), 4/1/32(a) 848 854
Novae LLC, Tranche B Term Loan, 8.85% (SOFR03M+500bps), 12/22/28(a) ............ 2,640 2,244
OneSky Flight LLC, Initial Term Loans, 6.42% (SOFR01M+275bps), 2/17/33(a) ......... 452 454
Pitney Bowes, Inc., Tranche B Term Loan 2, 7.45% (SOFR03M+375bps), 3/19/32(a) ...... 1,132 1,132
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan , First Lien,
5.66% (SOFR01M+200bps), 10/15/30(a) .................................. 860 862
Prime Security Services Borrower LLC, 2025 Incremental Term B-2 Loan, First Lien, 5.41%
(SOFR01M+175bps), 3/8/32(a) ......................................... 261 258
Pro Mach Group, Inc., Amendment No. 6 Refinancing Term Loan, First Lien, 6.40%
(SOFR01M+275bps), 10/18/32(a) ....................................... 384 386
Quikrete Holdings, Inc., Tranche B-3 Term Loan , First Lien, 5.90% (SOFR01M+225bps),
2/10/32(a) ........................................................ 506 507
Southern Veterinary Partners LLC, 2025 New Term Loan, First Lien, 6.15%
(SOFR01M+250bps), 12/4/31(a) ........................................ 621 621
Stonepeak Nile Parent LLC, Amendment No. 1 Incremental Term Loan, 5.92%
(SOFR03M+225bps), 4/9/32(a) ......................................... 431 432
Tega Mc Australia Holdings Pty Ltd., 3/25/33(f) ................................. 927 929
TransDigm, Inc., New Tranche K Term Loan, First Lien, 5.90% (SOFR01M+225bps),
3/22/30(a) ........................................................ 776 778
U.S. Anesthesia Partners, Inc., Initial Term Loan , First Lien, 7.78% (SOFR01M+400bps),
10/2/28(a) ........................................................ 950 953
Verde Purchaser LLC, Initial Term Loan, First Lien, 7.70% (SOFR03M+400bps), 11/29/30(a) 896 869
Vestis Corporation, Term B-1 Loan, 5.92% (SOFR03M+225bps), 2/24/31(a) ............ 496 485
22,625
Information Technology (5.2%):
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 6.95%
(SOFR03M+325bps), 3/24/31(a) ........................................ 2,008 1,863
Coherent Corp., Term B-3 Loan, 5.40% (SOFR01M+175bps), 7/2/29(a) ................ 555 557
Cyberswift US Finco LLC, Term Loan, 7.68% (SOFR03M+400bps), 10/8/32(a) .......... 392 385
KBR, Inc., Term B Facility, 5.65% (SOFR01M+200bps), 1/17/31(a) .................. 737 740
MH Sub I LLC (Micro Holding Corp.), 2024 December New Term Loan, First Lien, 7.90%
(SOFR01M+425bps), 12/31/31(a) ....................................... 2,325 1,842
MKS, Inc., 2026-1 Dollar Term B Loan, 5.41% (SOFR01M+175bps), 2/4/33(a) .......... 623 626
Orion Midco Ltd., Initial Term Loan, First Lien, 7.17% (SOFR03M+350bps), 10/12/32(a) ... 497 497
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, First
Lien, 6.95% (SOFR03M+325bps), 10/28/30(a) .............................. 960 774

Victory Portfolios IV
Victory Pioneer Floating Rate Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Proofpoint, Inc., 2025-B Incremental Term Loan, First Lien, 6.70% (SOFR03M+300bps),
8/31/28(a) ........................................................ $ 880 $ 855
Smartronix LLC, Term Loan, 8.15% (SOFR01M+450bps), 2/9/32(a) .................. 1,217 1,197
SS&C Technologies, Inc., Term B-8 Loan, 5.65% (SOFR01M+200bps), 5/9/31(a) ......... 1,124 1,125
10,461
Materials (2.5%):
Axalta Coating Systems US Holdings, Inc., Term B-7 Dollar Loan, 5.45%
(SOFR03M+175bps), 12/20/29(a) ....................................... —(g) —
Grinding Media, Inc. (Molycop Ltd.), 2024 Incremental Term Loan, First Lien, 7.17%
(SOFR03M+350bps), 10/12/28(a) ....................................... 1,254 1,256
Koppers, Inc., Term B-2 Loan, 6.16% (SOFR01M+250bps), 4/10/30(a) ................ 1,216 1,221
Lumexa Imaging, Inc., (Lumexa Imaging Outpatient, Inc.), Amendment No.5 Replacement
Term Loan, 6.70% (SOFR03M+300bps), 12/17/32(a) ......................... 833 838
Mativ Holdings, Inc., New Term B Loan, 8.15% (SOFR01M+450bps), 4/4/33(a) ......... 870 865
Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan, 6.94% (SOFR06M+325bps),
4/3/28(a) ......................................................... 238 237
Vantor Holdings, Inc., 8.12% (SOFR06M+450bps), 3/3/33(a) ....................... 520 521
4,938
Real Estate (0.3%):
RealPage, Inc., Initial Term Loan, First Lien, 6.96% (SOFR03M+300bps), 4/24/28(a) ...... 622 610
Utilities (0.2%):
Lackawanna Energy Center LLC, Replacement Term B Advance, 6.41% (SOFR01M+275bps),
8/5/32(a) ......................................................... 402 404
Total Senior Secured Loans (Cost $165,311)
a
a
a
160,967
Corporate Bonds (7.7%)
Communication Services (1.0%):
Gray Media, Inc., 7.25%, 8/15/33, Callable 8/15/28 @ 103.63(b) ..................... 575 585
Stagwell Global LLC, 5.63%, 8/15/29, Callable 6/4/26 @ 101.41(b) ................... 750 713
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.63%, 6/15/32, Callable 6/15/28
@ 104.31(b) ...................................................... 750 785
2,083
Energy (1.4%):
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33, Callable 12/15/28 @
103.75(b) ........................................................ 330 351
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 5/15/34, Callable 5/15/29 @ 103.44(b) ... 1,000 1,005
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b) .......... 500 479
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29, Callable 10/15/26 @ 103.75(b) ..... 1,000 1,029
2,864
Financials (1.2%):
Ally Financial, Inc., 6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(a) ......... 1,000 1,014
Citizens Financial Group, Inc., 6.65% (SOFR+233bps), 4/25/35, Callable 4/25/34 @ 100(a) . 500 538
ION Platform Finance US, Inc./ION Platform Finance SARL, 9.00%, 8/1/29, Callable 8/1/26
@ 104.5(b) ....................................................... 1,000 924
2,476
Health Care (0.5%):
AdaptHealth LLC, 5.13%, 3/1/30, Callable 5/15/26 @ 101.28(b) ..................... 1,000 973
Industrials (1.4%):
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(b) ...................... 1,000 1,025
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(b) ................. 1,000 1,056
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(b) ........................................................ 750 748
2,829
Information Technology (0.5%):
Cloud Software Group, Inc., 6.50%, 3/31/29, Callable 5/15/26 @ 103.25(b) ............. 1,000 974
Materials (1.4%):
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(b) ............. 1,000 1,029

Victory Portfolios IV
Victory Pioneer Floating Rate Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(a) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$22,764 (thousands) and amounted to 11.3% of net assets.
(c) Security is interest only.
(d) Non-income producing security.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
Security Description
Principal Amount
(000)
a
Value
(000)
Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b) ....................... $ 1,000 $ 909
Sword Purchaser LLC, 4/4/33(i) ............................................ 930 905
2,843
Utilities (0.3%):
Vistra Operations Co. LLC, 4.38%, 5/1/29, Callable 5/15/26 @ 100(b) ................. 500 491
Total Corporate Bonds (Cost $15,247)
a
a
a
15,533
Insurance-Linked Securities (1.0%)
Event Linked Bonds (1.0%):
Health - U.S. - (0.1%):
Vitality Re XIV, 7.01% (FHMMUSTF+350bps), 1/5/27(a)(b)(j) ...................... 250 252
Multiperil - U.S. - (0.3%):
Bonanza Re, 7.26% (MSMMUSTF+375bps), 12/19/27(a)(b)(j) ...................... 250 252
Sanders Re
7.54%, (BRMMUSDF+399bps), 4/7/29(a)(b)(j) ............................. 250 254
8.91%, (BRMMUSDF+536bps), 4/7/29(a)(b)(j) ............................. 250 253
Multiperil - U.S. & Canada - (0.3%):
Kilimanjaro II Re
9.80%, (BRMMUSDF+625bps), 6/30/28, Callable 8/8/26 @ 102.25(a)(b)(j) ........ 250 260
10.80%, (BRMMUSDF+725bps), 6/30/28, Callable 7/8/26 @ 102.5(a)(b)(j) ........ 250 262
Multiperil - U.S. Regional - (0.1%):
Long Point Re IV, 7.80% (BRMMUSDF+425bps), 6/1/26(a)(b)(j) .................... 250 250
Wind Storm - Florida - (0.1%):
Integrity Re, 4.01% (FHMMUSTF+50bps), 6/6/30(a)(b)(j) ......................... 138 78
Wind Storm - U.S. Northeast - (0.1%):
3264 Re, 10.51% (FHMMUSTF+700bps), 7/8/27, Callable 6/30/26 @ 102.75(a)(b)(j) ...... 250 259
2,120
Reinsurance Sidecars (0.0%):(k)
Multiperil - Worldwide - (0.0%):(k)
Alturas Re, 2022-2, 12/31/27(d)(j)(l) ......................................... 20 —(g)
Total Insurance-Linked Securities (Cost $2,138)
a
a
a
2,120
U.S. Treasury Obligations (4.0%)
U.S. Treasury Bills, 2.83%, 5/5/26(i)(m) ...................................... 8,000 7,997
Total U.S. Treasury Obligations (Cost $7,997)
a
a
a
7,997
Shares
Exchange-Traded Funds (1.0%)
Invesco Senior Loan ETF ................................................. 50,000 1,029
State Street Blackstone Senior Loan ETF ...................................... 25,000 1,015
Total Exchange-Traded Funds (Cost $2,056)
a
a
a
2,044
Total Investments (Cost $200,696) — 97.8% 196,747
Other assets in excess of liabilities —  2.2% 4,497
NET ASSETS - 100.00% $ 201,244
At April 30, 2026, the Fund's investments in foreign securities were 9.7% of net assets.

Victory Portfolios IV
Victory Pioneer Floating Rate Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
(g) Rounds to less than $1 thousand.
(h) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At April 30, 2026, the Fund held unfunded or partially unfunded loan commitments of $82 (thousands), which included $1
(thousand) unrealized gain.
(i) Zero-coupon bond.
(j) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30,
2026 (amounts in thousands):
(k) Amount represents less than 0.05% of net assets.
(l) Issued as preference shares.
(m) Rate represents the effective yield at April 30, 2026.
Security Name Acquisition Date Cost Value
3264 Re ......................................................... 6/24/2024 $ 250 $ 259
Alturas Re, 2022-2 .................................................. 4/11/2023 — —
Bonanza Re ....................................................... 12/16/2024 250 252
Integrity Re ....................................................... 5/9/2022 138 78
Kilimanjaro II Re ................................................... 6/24/2024 250 260
Kilimanjaro II Re ................................................... 6/24/2024 250 262
Long Point Re IV ................................................... 2/23/2023 250 250
Sanders Re ....................................................... 12/10/2024 250 254
Sanders Re ....................................................... 12/10/2024 250 253
Vitality Re XIV .................................................... 1/25/2023 250 252
Total (1.1% of net assets) $2,138 $2,120
ABS
—
Asset-Backed Securities
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
ETF
—
Exchange-Traded Fund
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of April 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2026.
Forward Currency Contracts
At April 30, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 670 Mexican Peso 11,987 Morgan Stanley
Bank, NA
6/26/26 $ (14)
Total Net Forward Currency Contracts $ (14)

Statement of Assets and Liabilities
April 30, 2026
10
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Shares Amounts)
(Unaudited)
Victory Pioneer
Floating Rate Fund
Assets:
Investments, at value (Cost $200,696) $ 196,747
Foreign currency, at value (Cost $6) 6
Cash 2,088
Receivables:
Dividends and interest 957
Capital shares issued 147
Investments sold 5,415
From Adviser 52
Prepaid expenses 60
Total Assets 205,472
Liabilities:
Payables:
Distributions 283
Investments purchased 3,141
Capital shares redeemed 464
Unrealized depreciation on forward currency contracts 14
Accrued expenses and other payables:
Investment advisory fees 100
Administration fees 7
Custodian fees 10
Transfer agent fees 7
Sub-Transfer agent fees 81
Trustees' fees 1
12b-1 fees 8
Other accrued expenses 112
Total Liabilities 4,228
Commitments and contingencies (Note 4 )
Net Assets:
Capital 306,557
Total accumulated earnings (loss) (105,313)
Net Assets $ 201,244
Net Assets:
Class A $ 47,364
Class C 8,544
Class Y 145,336
Total $ 201,244
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 8,042
Class C 1,438
Class Y 24,441
Total 33,921
Net asset value, offering and redemption price per share:(a)
Class A $ 5.89
Class C(b) 5.94
Class Y 5.95
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 6.03
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended April 30, 2026
11
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Floating Rate Fund
Investment Income:
Dividends $ 207
Interest 8,050
Total Income 8,257
Expenses:
Investment advisory fees 649
Administration fees 47
Sub-Administration fees 3
12b-1 fees — Class A 63
12b-1 fees — Class C 46
Custodian fees 11
Transfer agent fees — Class A 5
Transfer agent fees — Class C 1
Transfer agent fees — Class Y 7
Sub-Transfer agent fees — Class A 20
Sub-Transfer agent fees — Class C 2
Sub-Transfer agent fees — Class Y 106
Trustees' fees 4
Legal and audit fees 41
State registration and filing fees 18
Other expenses 52
Total Expenses 1,075
Less fees paid indirectly — (a)
Expenses waived/reimbursed by Adviser (140)
Net Expenses 935
Net Investment Income (Loss) 7,322
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (2,747)
Net realized gains (losses) from forward foreign currency exchange contracts (15)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 424
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts (18)
Net realized/unrealized gains (losses) on investments (2,356)
Change in net assets resulting from operations $ 4,966
(a) Rounds to less than $1 thousand.

12
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Floating Rate Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,322 $ 21,539
Net realized gains (losses) (2,762) (6,522)
Net change in unrealized appreciation/depreciation 406 (591)
Change in net assets resulting from operations 4,966 14,426
Distributions to Shareholders:
Class A (1,833) (4,397)
Class C (300) (665)
Class Y (5,959) (16,977)
Change in net assets resulting from distributions to shareholders (8,092) (22,039)
Change in net assets resulting from capital transactions (36,987) (93,414)
Change in net assets (40,113) (101,027)
Net Assets:
Beginning of period 241,357 342,384
End of period $ 201,244 $ 241,357
* Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received Class A, Class
C, Class R6, and Class Y shares of the Fund, respectively.

13
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Floating Rate Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
*
Capital Transactions:
Class A
Proceeds from shares issued $ 1,569 $ 6,893
Distributions reinvested 1,756 4,207
Cost of shares redeemed (9,993) (24,072)
Total Class A $ (6,668) $ (12,972)
Class C
Proceeds from shares issued $ 787 $ 3,336
Distributions reinvested 297 656
Cost of shares redeemed (2,911) (2,460)
Total Class C $ (1,827) $ 1,532
Class Y
Proceeds from shares issued $ 21,088 $ 89,325
Distributions reinvested 4,110 13,292
Cost of shares redeemed (53,690) (184,591)
Total Class Y $ (28,492) $ (81,974)
Change in net assets resulting from capital transactions $ (36,987) $ (93,414)
Share Transactions:
Class A
Issued 265 1,137
Reinvested 298 695
Redeemed (1,692) (3,971)
Total Class A (1,129) (2,139)
Class C
Issued 131 545
Reinvested 50 108
Redeemed (487) (405)
Total Class C (306) 248
Class Y
Issued 3,534 14,563
Reinvested 689 2,174
Redeemed (8,989) (30,318)
Total Class Y (4,766) (13,581)
Change in Shares (6,201) (15,472)
* Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received Class A, Class
C, Class R6, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Pioneer Floating Rate Fund
Class A
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $5.97 $6.11 $6.00 $6.00 $6.51 $6.28
Investment Activities:
Net investment income (loss)(a) 0.19 0.43 0.51 0.53 0.26 0.19
Net realized and unrealized gains (losses) (0.06) (0.13) 0.14 0.02 (0.54) 0.26
Total from Investment Activities 0.13 0.30 0.65 0.55 (0.28) 0.45
Distributions to Shareholders from:
Net investment income (0.21) (0.44) (0.54) (0.55) (0.23) (0.22)
Total Distributions (0.21) (0.44) (0.54) (0.55) (0.23) (0.22)
Net Asset Value, End of Period $5.89 $5.97 $6.11 $6.00 $6.00 $6.51
Total Return(b)(c) 2.26% 5.04% 11.25% 9.50% (4.32)% 7.25%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.05%(f) 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(d) 6.61% 7.15% 8.44% 8.72% 4.20% 2.89%
Gross Expenses(d)(e) 1.12%(f) 1.08% 1.15% 1.30% 1.22% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $47,364 $54,755 $69,110 $70,371 $84,071 $84,417
Portfolio Turnover(b)(g) 9% 81% 64% 28% 45% 41%
* Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Floating Rate Fund
Class C
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $6.02 $6.16 $6.05 $6.05 $6.57 $6.34
Investment Activities:
Net investment income (loss)(a) 0.17 0.39 0.47 0.48 0.22 0.14
Net realized and unrealized gains (losses) (0.06) (0.13) 0.14 0.03 (0.55) 0.26
Total from Investment Activities 0.11 0.26 0.61 0.51 (0.33) 0.40
Distributions to Shareholders from:
Net investment income (0.19) (0.40) (0.50) (0.51) (0.19) (0.17)
Total Distributions (0.19) (0.40) (0.50) (0.51) (0.19) (0.17)
Net Asset Value, End of Period $5.94 $6.02 $6.16 $6.05 $6.05 $6.57
Total Return(b)(c) 1.88% 4.28% 10.36% 8.66% (5.11)% 6.39%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.82%(f) 1.80% 1.82% 1.83% 1.79% 1.85%
Net Investment Income (Loss)(d) 5.81% 6.38% 7.67% 7.92% 3.42% 2.12%
Gross Expenses(d)(e) 1.83%(f) 1.82% 1.82% 1.88% 1.79% 1.86%
Supplemental Data:
Net Assets at end of period (000's) $8,544 $10,504 $9,219 $9,429 $12,520 $14,538
Portfolio Turnover(b)(g) 9% 81% 64% 28% 45% 41%
* Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Pioneer Floating Rate Fund
Class Y
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $6.03 $6.17 $6.06 $6.05 $6.58 $6.34
Investment Activities:
Net investment income (loss)(a) 0.20 0.46 0.53 0.55 0.28 0.21
Net realized and unrealized gains (losses) (0.06) (0.14) 0.14 0.03 (0.55) 0.27
Total from Investment Activities 0.14 0.32 0.67 0.58 (0.27) 0.48
Distributions to Shareholders from:
Net investment income (0.22) (0.46) (0.56) (0.57) (0.26) (0.24)
Total Distributions (0.22) (0.46) (0.56) (0.57) (0.26) (0.24)
Net Asset Value, End of Period $5.95 $6.03 $6.17 $6.06 $6.05 $6.58
Total Return(b)(c) 2.42% 5.38% 11.55% 10.00% (4.25)% 7.70%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.75%(f) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(d) 6.88% 7.45% 8.70% 8.99% 4.39% 3.16%
Gross Expenses(d)(e) 0.91%(f) 0.88% 0.86% 0.90% 0.82% 0.81%
Supplemental Data:
Net Assets at end of period (000's) $145,336 $176,098 $264,055 $205,160 $302,184 $366,465
Portfolio Turnover(b)(g) 9% 81% 64% 28% 45% 41%
* Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2026
Victory Portfolios IV
17
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
* Class R6 shares did not have assets or shareholders as of April 30, 2026.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to the Pioneer Floating Rate  Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, and Class Y shares in exchange for the Fund’s Class A, Class C, and
Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek a high level of current income.
Effective May 2, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Floating Rate Fund Floating Rate Fund Class A, Class C, Class R6*, and
Class Y

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
18
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Level 1 Level 2 Level 3 Total
Floating Rate Fund
Asset-Backed Securities ......................................... $ — $ 512 $ — $ 512
Collateralized Loan Obligations ................................... — 6,887 — 6,887
Collateralized Mortgage Obligations ................................ — 169 — 169
Common Stocks ............................................... 518 — —(a) 518
Senior Secured Loans ........................................... — 160,967 — 160,967
Corporate Bonds .............................................. — 15,533 — 15,533
Insurance-Linked Securities ...................................... — 2,120 — 2,120
U.S. Treasury Obligations ........................................ — 7,997 — 7,997
Exchange-Traded Funds ......................................... 2,044 — — 2,044
Total ....................................................... $ 2,562 $ 194,185 $ —(a) $ 196,747
Other Financial Investments:*
Liabilities:
Forward Currency Contracts ...................................... — (14) — (14)
Total ....................................................... $ — $ (14) $ — $ (14)
(a) Zero market value securities.
* Forward Foreign Currency Exchange Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
19
(Unaudited)
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
20
(Unaudited)
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of April 30, 2026, the Fund did not have any securities on loan.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of April 30,
2026, the Fund had an open forward foreign exchange currency contract.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026 (amounts in thousands):

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
21
(Unaudited)
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended April 30, 2026 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.
For the six months ended April 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Liabilities
Forward
Currency
Contracts
Foreign Exchange Rate Risk Exposure: (14,000)
Floating Rate Fund ................................................................................... $ 14
Net Realized
Gains (Losses)
from Forward
Currency Exchange
Contracts
Net Change
in Unrealized
Appreciation/
Depreciation
from Forward
Currency Exchange
Contracts
Forward Exchange Rate Risk Exposure: (15,000) (18,000)
Floating Rate Fund ................................................................. $ (15) $ (18)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
22
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended April 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and Fund
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended April 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Excluding U.S. Government
Securities
Purchases Sales
Floating Rate Fund ......................................................................... $ 18,132 $ 65,687
Adviser Fee Tier Rates
Up to $500
million
Over $500 million -
$2 billion
Over $2
billion
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%, plus 0.55%, plus 0.50%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
23
(Unaudited)
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended April 30, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026,
BNY Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended April 30, 2026, are reflected on the Statement of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended April 30, 2026, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended April 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of April 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.05% 1.82% 0.75% 0.75%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
24
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
High-Yield/Junk Bond Risk — Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments, and may become illiquid. These risks are more pronounced for securities that are already in default.
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down.
Insurance-Linked Securities ("ILS") Risk
The Fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-
linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance).
Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-
linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Certain insurance-linked securities may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
6. Borrowing:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
October 31,
2027
October 31,
2028 Total
Floating Rate Fund ................................................................ $ 225 $ 140 $ 365

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
25
(Unaudited)
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended April 30, 2026.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended October 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Master Netting Agreements:
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and setoff provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA
Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master
Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA
Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty.
Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, repledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
Short-Term
Amount
Long-Term
Amount Total
Floating Rate Fund ..................................................... $ (15,846) $ (82,152) $ (97,998)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
26
(Unaudited)
Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross assets of the Fund as of April 30, 2026 (amounts in thousands):
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount payable to the counterparty in the event of default.
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
Counterparty
Derivative Liabilities
Subject to Master
Netting Agreement
Derivatives
Available
for Offset
Non-Cash
Collateral
Pledged
(a)
Cash
Collateral
Pledged
(a)
Net Amount
of Derivative
Liabilities
(b)
Morgan Stanley Bank, NA $14 $— $— $— $14
Total $14 $— $— $— $14

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
20856-0626

April 30, 2026
Semi-Annual: Full Financials
Victory Pioneer High Yield Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
13
Notes to Financial Statements (Form N-CSR Item 7) 16

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer High Yield Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (0.1%)
Private CMO Floating (0.1%):
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 4.62% (TSFR1M+95bps),
10/19/45, Callable 5/19/26 @ 100(a) ..................................... $ 135 $ 151
Private CMO Other (0.0%):(b)
Global Mortgage Securitization Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32, Callable
5/25/26 @ 100(c) ................................................... 129 48
Total Collateralized Mortgage Obligations (Cost $128)
a
a
a
199
Shares
Common Stocks (0.8%)
Communication Services (0.2%):
Altice France SA(d) ..................................................... 45,018 931
Altice Luxembourg(d) ................................................... 2,845 46
977
Consumer Discretionary (0.0%):(b)
Desarrolladora Homex SAB de CV(d)(e) ...................................... 1,443,476 —(f)
Energy (0.0%):(b)
Amplify Energy Corp.(d) ................................................. 48 —(f)
Financials (0.0%):(b)
Unifin Financiera SAB de CV(d)(e) .......................................... 138,656 10
Health Care (0.0%):(b)
Option Care Health, Inc.(d) ................................................ 1,068 22
Industrials (0.6%):
Atento Luxco 1 SA(d)(e) ................................................. 191,704,660 1,213
Grupo Aeromexico SAB de CV(d) ........................................... 1,266,410 1,932
3,145
Materials (0.0%):(b)
Emerald Plantation Holdings Ltd.(e) ......................................... 459,481 —
LyondellBasell Industries NV, Class A ........................................ 148 11
11
Total Common Stocks (Cost $3,752)
a
a
a
4,165
Principal Amount
(000)
Senior Secured Loans (2.0%)
Consumer Discretionary (1.1%):
Alpha Generation LLC, Initial Term B Loan, 5.40% (SOFR01M+175bps), 9/30/31(a) ...... $ 1,113 1,114
River Rock Entertainment Authority, Term Loan, First Lien, 12.66% (SOFR01M+900bps),
11/24/31(a) ....................................................... 4,435 4,369
5,483
Financials (0.8%):
1261229 BC Ltd., Initial Term Loan, First Lien, 9.90% (SOFR01M+625bps), 10/8/30(a) .... 2,566 2,500
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.15%
(SOFR01M+250bps), 5/1/31(a) ......................................... 1,404 1,408
3,908
Health Care (0.1%):
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 7.40% (SOFR01M+375bps),
4/23/31(a) ........................................................ 645 639
Total Senior Secured Loans (Cost $9,978)
a
a
a
10,030
Corporate Bonds (75.0%)
Communication Services (9.3%):
APLD ComputeCo 2 LLC, 6.75%, 3/15/31, Callable 3/15/28 @ 103.38(c) .............. 1,290 1,277
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(c) 8,849 7,602

Victory Portfolios IV
Victory Pioneer High Yield Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29, Callable 6/4/26 @ 100(c) .................................. $ 3,994 $ 4,001
7.50%, 3/15/33, Callable 9/15/28 @ 103.75(c) .............................. 685 720
CSC Holdings LLC
5.38%, 2/1/28, Callable 6/4/26 @ 100(c) .................................. 895 668
11.75%, 1/31/29, Callable 5/15/26 @ 105.88(c) ............................. 385 276
4.50%, 11/15/31, Callable 11/15/26 @ 102.25(c) ............................ 4,416 2,575
Gray Media, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(c) ............................. 2,343 2,488
7.25%, 8/15/33, Callable 8/15/28 @ 103.63(c) .............................. 1,934 1,969
Level 3 Financing, Inc., 6.88%, 6/30/33, Callable 6/30/28 @ 103.44(c) ................. 3,099 3,198
Neptune BidCo US, Inc.
9.29%, 4/15/29, Callable 6/4/26 @ 104.65(c) ............................... 2,865 2,897
10.38%, 5/15/31, Callable 11/15/27 @ 105.19(c) ............................ 3,485 3,596
9.50%, 2/15/33, Callable 2/15/29 @ 104.75(c) .............................. 1,125 1,126
Oak-Eagle Acquireco, Inc.
7.25%, 7/1/33, Callable 7/1/29 @ 103.63(c) ................................ 245 252
8.75%, 7/1/34, Callable 7/1/29 @ 104.38(c) ................................ 470 489
Stagwell Global LLC, 5.63%, 8/15/29, Callable 6/4/26 @ 101.41(c) ................... 2,691 2,560
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 6/4/26
@ 101.5(c) ....................................................... 3,061 2,958
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(c) .............................. 855 895
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(c) .............................. 1,430 1,497
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31, Callable
10/1/27 @ 104.13(c) ................................................ 4,880 5,162
46,206
Consumer Discretionary (9.6%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(c) ......................................................... 1,950 1,960
Brinker International, Inc., 8.25%, 7/15/30, Callable 7/15/26 @ 104.13(c) .............. 2,645 2,767
Champions Financing, Inc., 8.75%, 2/15/29, Callable 6/4/26 @ 104.38(c) ............... 4,208 4,095
Genting New York LLC/Genny Capital, Inc., 7.25%, 10/1/29, Callable 10/1/26 @ 103.63(c) . 3,515 3,569
Macy's Retail Holdings LLC
6.13%, 3/15/32, Callable 3/15/27 @ 103.06(c) .............................. 3,126 3,128
7.38%, 8/1/33, Callable 8/1/28 @ 103.69(c) ................................ 2,620 2,729
McGraw-Hill Education, Inc., 8.00%, 8/1/29, Callable 6/4/26 @ 102(c) ................ 4,506 4,508
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 4/15/30, Callable 4/15/27 @ 104.13(c) .............................. 2,573 2,678
11.88%, 4/15/31, Callable 4/15/27 @ 105.94(c) ............................. 1,427 1,531
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31, Callable 2/1/28 @ 104.13(c) .......... 4,812 4,860
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32, Callable 9/15/28 @ 103.75(c) ..... 3,600 3,645
Spectrum Brands, Inc., 3.88%, 3/15/31, Callable 6/4/26 @ 101.94(c) .................. 4,767 4,170
The Michaels Cos., Inc., 8.50%, 3/15/33, Callable 3/15/29 @ 104.25(c) ................ 5,155 5,091
ZF North America Capital, Inc., 7.50%, 3/24/31, Callable 1/24/31 @ 100(c) ............. 3,154 3,158
47,889
Consumer Staples (1.5%):
Energizer Holdings, Inc.
4.38%, 3/31/29, Callable 6/4/26 @ 100(c) ................................. 1,032 993
6.00%, 9/15/33, Callable 9/15/28 @ 103(c) ................................ 3,155 3,017
Fiesta Purchaser, Inc.
7.88%, 3/1/31, Callable 3/1/27 @ 103.94(c) ................................ 530 547
9.63%, 9/15/32, Callable 9/15/27 @ 104.81(c) .............................. 3,010 3,113
7,670
Energy (12.1%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 6/15/29,
Callable 6/15/26 @ 104.31(c) .......................................... 4,699 4,908
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(c) ........................................................... 520 523
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33, Callable 12/15/28 @
103.75(c) ......................................................... 4,315 4,588

Victory Portfolios IV
Victory Pioneer High Yield Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28, Callable 6/4/26 @ 100(c) .................................. $ 1,215 $ 1,215
8.63%, 3/15/29, Callable 5/15/26 @ 104.31(c) .............................. 3,599 3,755
7.38%, 6/30/33, Callable 6/30/28 @ 103.69(c) .............................. 2,380 2,456
Enerflex, Inc., 6.88%, 1/15/31, Callable 1/15/28 @ 103.44(c) ........................ 1,180 1,216
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(a)(g) ............ 2,927 3,006
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(c) .............................. 2,156 2,142
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(c) .............................. 4,409 4,497
Kodiak Gas Services LLC, 5.88%, 4/1/31, Callable 4/1/28 @ 102.94(c) ................ 2,952 2,974
Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29, Callable 8/15/26 @ 103.81(c) .......... 4,998 5,093
Summit Midstream Holdings LLC, 8.63%, 10/31/29, Callable 7/31/26 @ 104.31(c) ........ 4,771 4,988
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 3/15/29, Callable 6/4/26 @ 103.56(c) ............................... 3,953 4,085
6.25%, 10/1/33, Callable 10/1/28 @ 103.13(c) .............................. 1,254 1,265
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36, Callable 11/1/35 @ 100(c) ........... 1,500 1,512
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30, Callable 9/15/30 @ 100(c) ............................... 1,515 1,562
7.50%, 5/1/33, Callable 12/1/32 @ 100(c) ................................. 1,140 1,264
6.50%, 1/15/34, Callable 7/15/33 @ 100(c) ................................ 1,280 1,341
6.75%, 1/15/36, Callable 7/15/35 @ 100(c) ................................ 2,501 2,659
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29, Callable 10/15/26 @ 103.75(c) ..... 5,274 5,428
60,477
Financials (10.9%):
Ally Financial, Inc., 6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(a) ......... 6,033 6,121
Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, 2/1/34, Callable 2/1/29 @ 104.19(c) ........ 1,620 1,598
Freedom Mortgage Corp.
6.63%, 1/15/27, Callable 5/20/26 @ 100(c) ................................ 250 250
12.25%, 10/1/30, Callable 10/1/26 @ 106.13(c) ............................. 3,363 3,650
Freedom Mortgage Holdings LLC
9.25%, 2/1/29, Callable 6/4/26 @ 104.63(c) ................................ 1,390 1,440
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(c) .............................. 1,040 1,077
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(c) ................................ 215 218
HUT 8 DC LLC, 6.19%, 11/15/42, Callable 5/15/42 @ 100(c) ....................... 945 953
ION Platform Finance US, Inc./ION Platform Finance SARL
9.50%, 5/30/29, Callable 6/4/26 @ 104.75(c) ............................... 1,559 1,458
9.00%, 8/1/29, Callable 8/1/26 @ 104.5(c) ................................. 2,992 2,764
LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27 @ 104.38(c) ..................... 4,262 4,118
Olympus Water US Holding Corp., 7.25%, 2/15/33, Callable 10/1/28 @ 103.63(c) ........ 2,933 2,867
OneMain Finance Corp.
6.13%, 5/15/30, Callable 11/15/29 @ 100 .................................. 695 695
6.50%, 3/15/33, Callable 9/15/28 @ 103.25 ................................ 2,053 2,011
6.75%, 9/15/33, Callable 12/15/28 @ 103.38 ............................... 1,220 1,200
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29, Callable 9/15/26 @
104.88(c) ......................................................... 4,315 4,494
Starwood Property Trust, Inc., 5.25%, 10/15/28, Callable 7/15/28 @ 100(c) ............. 965 960
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(c) ............ 2,050 2,153
UWM Holdings LLC, 6.25%, 3/15/31, Callable 3/15/28 @ 103.13(c) .................. 5,040 4,674
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 6/4/26 @ 104(c) ................. 5,741 5,649
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(c) .................... 5,483 5,831
54,181
Health Care (8.7%):
AdaptHealth LLC, 5.13%, 3/1/30, Callable 5/15/26 @ 101.28(c) ..................... 6,456 6,279
CVS Health Corp., 7.00% (H15T5Y+289bps), 3/10/55, Callable 12/10/29 @ 100(a) ....... 1,650 1,712
DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @ 103.38(c) ......................... 4,805 4,954
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(a) .. 3,816 3,836
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 6/4/26 @ 100(c) ..................... 2,704 2,608
Meridian ARC Holdco LLC, 6.25%, 4/30/31, Callable 4/30/28 @ 103.13(c) ............. 1,020 1,020
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 6/4/26 @
102.56(c) ......................................................... 5,015 4,983
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/1/26 @ 104.69(c) ............ 5,939 6,159
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28, Callable 6/4/26 @ 104.75(c) ..... 1,855 2,257

Victory Portfolios IV
Victory Pioneer High Yield Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable 6/1/27 @ 103.69(c) .............. $ 3,300 $ 3,430
Tricida, Inc.
5/15/27(e)(h) ...................................................... 2,645 —(f)
0.00%, 5/15/27(e)(i) ................................................. 2,645 —(f)
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 6/4/26 @ 104.88(c) ........... 6,272 5,927
43,165
Industrials (7.0%):
Allied Universal Holdco LLC, 7.88%, 2/15/31, Callable 2/15/27 @ 103.94(c) ............ 3,406 3,573
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29, Callable 6/4/26
@ 100(c) ......................................................... 590 585
Camelot Return Merger Sub, Inc., 8.75%, 8/1/28, Callable 6/4/26 @ 103.28(c) ........... 3,145 2,005
Carriage Purchaser, Inc., 7.88%, 10/15/29, Callable 6/4/26 @ 101.97(c) ................ 2,780 2,701
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(c) ...................... 4,916 5,038
Herc Holdings, Inc.
7.00%, 6/15/30, Callable 6/15/27 @ 103.5(c) ............................... 530 551
5.75%, 3/15/31, Callable 3/15/28 @ 102.88(c) .............................. 385 386
7.25%, 6/15/33, Callable 6/15/28 @ 103.63(c) .............................. 800 838
6.00%, 3/15/34, Callable 3/15/29 @ 103(c) ................................ 3,015 2,989
KBR, Inc., 4.75%, 9/30/28, Callable 5/15/26 @ 100(c) ............................ 3,085 3,035
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(c) ................. 2,885 3,047
The ADT Security Corp., 5.88%, 10/15/33, Callable 10/15/32 @ 100(c) ................ 2,491 2,454
Trinity Industries, Inc., 7.75%, 7/15/28, Callable 5/15/26 @ 103.88(c) ................. 5,645 5,794
United Airlines Holdings, Inc., 5.38%, 3/1/31, Callable 9/1/30 @ 100 .................. 1,975 1,947
34,943
Information Technology (3.3%):
Core Scientific Finance I LLC, 7.75%, 5/15/31, Callable 5/15/28 @ 103.88(c) ........... 1,425 1,422
CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(c) ........................ 2,460 2,444
Edged Compute LLC, 7.50%, 4/30/31, Callable 4/30/28 @ 103.75(c) .................. 3,315 3,250
NCR Voyix Corp., 5.00%, 10/1/28, Callable 6/4/26 @ 100(c) ........................ 2,587 2,533
Oracle Corp.
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 1,620 1,493
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 3,143 2,888
TTM Technologies, Inc., 4.00%, 3/1/29, Callable 6/4/26 @ 100(c) .................... 2,647 2,561
16,591
Materials (5.7%):
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp., 9.75%, 3/1/33, Callable
3/1/29 @ 104.88(c) ................................................. 6,242 6,120
Celanese US Holdings LLC, 7.20%, 11/15/33, Callable 8/15/33 @ 100 ................. 2,236 2,417
Clearwater Paper Corp., 4.75%, 8/15/28, Callable 5/20/26 @ 100(c) ................... 3,283 2,890
Cleveland-Cliffs, Inc.
7.50%, 9/15/31, Callable 3/15/28 @ 103.75(c) .............................. 430 439
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(c) ............................... 2,347 2,346
7.38%, 5/1/33, Callable 5/1/28 @ 103.69(c) ................................ 1,250 1,263
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(c) .............................. 1,000 1,010
Commercial Metals Co.
5.75%, 11/15/33, Callable 11/15/28 @ 102.88(c) ............................ 1,795 1,798
6.00%, 12/15/35, Callable 12/15/30 @ 103(c) ............................... 3,031 3,028
Mativ Holdings, Inc., 8.00%, 10/1/29, Callable 10/1/26 @ 104(c) ..................... 2,558 2,476
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(c) .............. 4,308 4,433
28,220
Real Estate (1.9%):
Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 6/4/26 @ 101.19 ..................... 3,643 3,583
Millrose Properties, Inc., 6.25%, 9/15/32, Callable 9/15/28 @ 103.13(c) ................ 2,545 2,556
PR RNO Property Owner 1 LLC, 6.50%, 5/1/31, Callable 5/1/28 @ 103.25(c) ........... 2,780 2,756
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/34, Callable 3/15/29 @ 102.88(c) 550 547
9,442
Utilities (5.0%):
Alpha Generation LLC, 6.25%, 1/15/34, Callable 10/15/28 @ 103.13(c) ................ 4,005 3,978
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 6/4/26 @ 101.06(c) ... 3,207 3,068
Long Ridge Energy LLC, 8.75%, 2/15/32, Callable 2/15/28 @ 104.38(c) ............... 3,265 3,490

Victory Portfolios IV
Victory Pioneer High Yield Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
NRG Energy, Inc.
5.88%, 5/15/34, Callable 5/15/29 @ 102.94(c) .............................. $ 1,580 $ 1,574
6.00%, 1/15/36, Callable 10/15/30 @ 103(c) ............................... 3,505 3,481
6.13%, 5/15/36, Callable 5/15/31 @ 103.06(c) .............................. 2,053 2,045
Talen Energy Supply LLC
6.38%, 5/1/33, Callable 5/1/29 @ 103.19(c) ................................ 1,505 1,507
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(c) .............................. 1,670 1,658
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(c) .............................. 1,670 1,676
The AES Corp., 6.95% (H15T5Y+289bps), 7/15/55, Callable 4/15/30 @ 100(a) .......... 2,566 2,503
24,980
Total Corporate Bonds (Cost $372,263)
a
a
a
373,764
Insurance-Linked Securities (0.0%)
Reinsurance Sidecars (0.0%):
Multiperil - Worldwide - (0.0%):
Viribus Re
12/31/26(d)(e)(j)(k) ................................................. 234 —
12/31/26(d)(e)(j)(k) ................................................. 550 —
—
Total Insurance-Linked Securities (Cost $9)
a
a
a
—
Yankee Dollars (17.7%)
Communication Services (1.6%):
Altice France Lux 3/Altice Holdings 1, 10.00%, 1/15/33, Callable 10/1/26 @ 101(c) ....... 680 673
Altice France SA, 6.50%, 4/15/32, Callable 10/1/26 @ 101(c) ....................... 2,550 2,508
VZ Secured Financing BV
5.00%, 1/15/32, Callable 1/15/27 @ 102.5(c) ............................... 2,995 2,624
7.50%, 1/15/33, Callable 10/15/28 @ 103.75(c) ............................. 2,320 2,249
8,054
Consumer Discretionary (0.9%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(c) ...................................................... 2,577 2,527
Cruise Yacht Upper HoldCo Ltd., 11.88%, 7/5/28, Callable 7/5/26 @ 105.94 ............. 2,200 2,019
4,546
Energy (2.0%):
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28, Callable 6/4/26 @ 105(c) ................................ 2,382 2,488
10.38%, 11/15/30, Callable 11/15/26 @ 105.19(c) ............................ 2,355 2,468
Credito Real SAB de CV Sofom ER, 8.00%, 1/21/28(i) ............................ 700 —(f)
South Bow Canadian Infrastructure Holdings Ltd., 7.50% (H15T5Y+367bps), 3/1/55, Callable
12/1/34 @ 100(a) ................................................... 905 957
Transocean International Ltd.
8.25%, 5/15/29, Callable 5/15/26 @ 104.13(c) .............................. 1,110 1,153
8.75%, 2/15/30, Callable 6/4/26 @ 104.38(c) ............................... 1,197 1,254
8.50%, 5/15/31, Callable 5/15/27 @ 104.25(c) .............................. 1,110 1,174
7.88%, 10/15/32, Callable 10/15/28 @ 103.94(c) ............................ 495 530
10,024
Financials (3.0%):
BNP Paribas SA, 7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(c)(g) ............ 3,533 3,660
Efesto Bidco SpA Efesto US LLC, 7.50%, 2/15/32, Callable 2/15/28 @ 103.75(c) ......... 4,030 4,013
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27, Callable 6/4/26 @ 104.38(c) ............ 6,900 6,999
Sovcombank Via Sovcom Capital DAC
(H15T5Y+638bps), Callable 5/6/30 @ 100(a)(e)(g)(i)(k) ...................... 750 —
(H15T5Y+636bps), Callable 2/17/27 @ 100(a)(e)(g)(i)(k) ..................... 1,025 —
Unifin Financiera Sab de CV, 8.38%, 1/27/28(e)(i) ............................... 1,066 —(f)
14,672

Victory Portfolios IV
Victory Pioneer High Yield Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Sovcombank Via Sovcom Capital DAC ...................................
1/30/2020
750
$ —
Sovcombank Via Sovcom Capital DAC ...................................
11/10/2021
1,025
—
Viribus Re, 2018 ...................................................
12/22/2017
9
—
Viribus Re, 2019 ...................................................
3/25/2019
—
—
Total (–% of net assets)
$1,784
$—
Security Description
Principal Amount
(000)
a
Value
(000)
Health Care (1.0%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(c) ...................... $ 4,834 $ 4,992
Industrials (3.9%):
Atento Luxco 1 SA, 20.00%, 11/30/29(c)(e)(l) .................................. 659 165
Avianca Midco 2 PLC
9.63%, 2/14/30, Callable 2/14/27 @ 104.81(c) .............................. 2,600 2,451
9.50%, 1/28/31, Callable 1/28/28 @ 104.75(c) .............................. 510 474
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(c) ...................... 3,899 4,005
Garda World Security Corp.
7.75%, 2/15/28, Callable 6/4/26 @ 101.94(c) ............................... 1,880 1,914
6.00%, 6/1/29, Callable 6/4/26 @ 100(c) .................................. 1,232 1,207
6.50%, 1/15/31, Callable 11/15/27 @ 103.25(c) ............................. 410 419
8.38%, 11/15/32, Callable 11/15/27 @ 104.19(c) ............................ 2,180 2,249
GFL Environmental, Inc., 4.38%, 8/15/29, Callable 6/4/26 @ 101.09(c) ................ 4,056 3,968
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(c) ......... 2,525 2,452
PT Bakrie Brothers Tbk, 6/30/26(e)(h) ........................................ 11,178,198 —(f)
19,304
Materials (5.3%):
First Quantum Minerals Ltd.
8.63%, 6/1/31, Callable 6/4/26 @ 104.31(c) ................................ 4,651 4,850
6.38%, 2/15/36, Callable 2/15/31 @ 103.19(c) .............................. 2,487 2,445
IAMGOLD Corp., 5.75%, 10/15/28, Callable 6/4/26 @ 101.44(c) .................... 5,082 5,051
Maxam Prill SARL, 7.75%, 7/15/30, Callable 7/2/27 @ 103.88(c) .................... 5,151 5,323
OI European Group BV, 4.75%, 2/15/30, Callable 6/4/26 @ 101.19(c) ................. 3,835 3,561
Pls Group Ltd., 6.88%, 5/1/31, Callable 5/1/28 @ 103.44(c) ........................ 275 281
Taseko Mines Ltd., 8.25%, 5/1/30, Callable 11/1/26 @ 104.13(c) ..................... 4,559 4,772
26,283
Total Yankee Dollars (Cost $90,835)
a
a
a
87,875
Total Investments (Cost $476,965) — 95.6% 476,033
Other assets in excess of liabilities —  4.4% 22,054
NET ASSETS - 100.00% $ 498,087
At April 30, 2026, the Fund's investments in foreign securities were 19.0% of net assets.
(a) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$425,299 (thousands) and amounted to 85.4% of net assets.
(d) Non-income producing security.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of net assets as of April 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) Rounds to less than $1 thousand.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Zero-coupon bond.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Issued as preference shares.
(k) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30, 2026
(amounts in thousands):
(l) Up to 10.00% of the coupon may be PIK.
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations

Victory Portfolios IV
Victory Pioneer High Yield Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2026.
Forward Currency Contracts
At April 30, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 7,563 European Euro 6,510 Morgan Stanley &
Co., LLC
6/26/26 $ (97)
European Euro 3,725 U.S. Dollar 4,390 Citibank NA 7/24/26 (2)
Total Net Forward Currency Contracts $ (99)
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 6/20/31 Quarterly $ 38,750 $ (2,987) $ (2,181) $ (806)
$ (2,987) $ (2,181) $ (806)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Statement of Assets and Liabilities
April 30, 2026
9
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
High Yield Fund
Assets:
Investments, at value (Cost $476,965) $ 476,033
Foreign currency, at value (Cost $204) 137
Cash 17,615
Swap agreements collateral 4,801
Receivables:
Dividends and interest 8,318
Capital shares issued 323
From Adviser 38
Prepaid expenses 52
Total Assets 507,317
Liabilities:
Payables:
Distributions 254
Investments purchased 4,173
Capital shares redeemed 933
Unrealized depreciation on forward currency contracts 99
Variation margin payable on open swap agreements 201
Swap agreements, at value (Premium received $2,181) 2,987
Accrued expenses and other payables:
Investment advisory fees 284
Administration fees 18
Custodian fees 2
Transfer agent fees 25
Sub-Transfer agent fees 110
Trustees' fees 2
12b-1 fees 37
Other accrued expenses 105
Total Liabilities 9,230
Commitments and contingencies (Note 4 )
Net Assets:
Capital 905,557
Total accumulated earnings (loss) (407,470)
Net Assets $ 498,087
Net Assets:
Class A $ 336,469
Class C 6,463
Class Y 155,155
Total $ 498,087
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 38,136
Class C 715
Class Y 17,554
Total 56,405
Net asset value, offering and redemption price per share:(a)
Class A $ 8.82
Class C(b) 9.04
Class Y 8.84
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9.02
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended April 30, 2026
10
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
High Yield Fund
Investment Income:
Dividends $ 184
Interest 18,414
Foreign tax withholding (7)
Total Income 18,591
Expenses:
Investment advisory fees 1,746
Administration fees 109
Sub-Administration fees 3
12b-1 fees — Class A 426
12b-1 fees — Class C 31
Custodian fees 4
Transfer agent fees — Class A 28
Transfer agent fees — Class C 2
Transfer agent fees — Class Y 4
Sub-Transfer agent fees — Class A 160
Sub-Transfer agent fees — Class C 2
Sub-Transfer agent fees — Class Y 74
Trustees' fees 9
Legal and audit fees 60
State registration and filing fees 14
Other expenses 19
Total Expenses 2,691
Less fees paid indirectly (3)
Expenses waived/reimbursed by Adviser (109)
Net Expenses 2,579
Net Investment Income (Loss) 16,012
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 340
Net realized gains (losses) from forward foreign currency exchange contracts 304
Net realized gains (losses) from swap agreements (404)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (1,967)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts (328)
Net change in unrealized appreciation/depreciation on swap agreements (536)
Net realized/unrealized gains (losses) on investments (2,591)
Change in net assets resulting from operations $ 13,421

11
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer High Yield Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,012 $ 33,453
Net realized gains (losses) 240 (6,590)
Net change in unrealized appreciation/depreciation (2,831) 7,818
Change in net assets resulting from operations 13,421 34,681
Distributions to Shareholders:
Class A (9,496) (21,665)
Class C (148) (330)
Class R — (209)
Class Y (4,422) (10,534)
Change in net assets resulting from distributions to shareholders (14,066) (32,738)
Change in net assets resulting from capital transactions (13,109) (74,199)
Change in net assets (13,754) (72,256)
Net Assets:
Beginning of period 511,841 584,097
End of period $ 498,087 $ 511,841
* Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class R, and Class Y shares of the Predecessor Fund received Class A, Class
C, Class A, and Class Y shares of the Fund, respectively.

12
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer High Yield Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 16,173 $ 33,123
Distributions reinvested 8,640 19,681
Cost of shares redeemed (40,332) (79,642)
Total Class A $ (15,519) $ (26,838)
Class C
Proceeds from shares issued $ 1,025 $ 470
Distributions reinvested 141 318
Cost of shares redeemed (546) (1,834)
Total Class C $ 620 $ (1,046)
Class R
Proceeds from shares issued $ — $ 544
Distributions reinvested — 205
Cost of shares redeemed — (8,503)
Total Class R $ — $ (7,754)
Class Y
Proceeds from shares issued $ 25,491 $ 31,044
Distributions reinvested 3,803 9,361
Cost of shares redeemed (27,504) (78,966)
Total Class Y $ 1,790 $ (38,561)
Change in net assets resulting from capital transactions $ (13,109) $ (74,199)
Share Transactions:
Class A
Issued 1,831 3,797
Reinvested 978 2,245
Redeemed (4,564) (9,101)
Total Class A (1,755) (3,059)
Class C
Issued 113 52
Reinvested 16 35
Redeemed (61) (204)
Total Class C 68 (117)
Class R
Issued — 55
Reinvested — 21
Redeemed — (870)
Total Class R — (794)
Class Y
Issued 2,882 3,533
Reinvested 430 1,066
Redeemed (3,105) (9,010)
Total Class Y 207 (4,411)
Change in Shares (1,480) (8,381)
* Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class R, and Class Y shares of the Predecessor Fund received Class A, Class
C, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Pioneer High Yield Fund
Class A*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $8.84 $8.79 $8.01 $8.24 $9.64 $8.99
Investment Activities:
Net investment income (loss)(a) 0.28 0.54 0.52 0.50 0.45 0.45
Net realized and unrealized gains (losses) (0.06) 0.03 0.74 (0.22) (1.47) 0.63
Total from Investment Activities 0.22 0.57 1.26 0.28 (1.02) 1.08
Distributions to Shareholders from:
Net investment income (0.24) (0.52) (0.48) (0.48) (0.37) (0.36)
Return of capital — — — (0.03) (0.01) (0.07)
Total Distributions (0.24) (0.52) (0.48) (0.51) (0.38) (0.43)
Net Asset Value, End of Period $8.82 $8.84 $8.79 $8.01 $8.24 $9.64
Total Return(b)(c) 2.56% 6.76%(d) 16.04% 3.35% (10.75)% 12.13%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.10%(g) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 6.35% 6.14% 6.01% 6.09% 4.99% 4.66%
Gross Expenses(e)(f) 1.15%(g) 1.15% 1.18% 1.21% 1.19% 1.20%
Supplemental Data:
Net Assets at end of period (000's) $336,469 $352,454 $377,688 $284,610 $317,697 $425,933
Portfolio Turnover(b)(h) 34% 58% 60% 37% 32% 80%
* Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2025, the total return would have been
6.64%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Pioneer High Yield Fund
Class C*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $9.05 $9.00 $8.20 $8.43 $9.84 $9.18
Investment Activities:
Net investment income (loss)(a) 0.25 0.48 0.46 0.44 0.38 0.37
Net realized and unrealized gains (losses) (0.05) 0.03 0.75 (0.23) (1.48) 0.64
Total from Investment Activities 0.20 0.51 1.21 0.21 (1.10) 1.01
Distributions to Shareholders from:
Net investment income (0.21) (0.46) (0.41) (0.41) (0.30) (0.28)
Return of capital — — — (0.03) (0.01) (0.07)
Total Distributions (0.21) (0.46) (0.41) (0.44) (0.31) (0.35)
Net Asset Value, End of Period $9.04 $9.05 $9.00 $8.20 $8.43 $9.84
Total Return(b)(c) 2.27% 5.86%(d) 15.03% 2.48% (11.32)% 11.13%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.89%(g) 1.90% 1.93% 2.00% 1.92% 1.98%
Net Investment Income (Loss)(e) 5.48% 5.33% 5.18% 5.19% 4.17% 3.79%
Gross Expenses(e)(f) 1.89%(g) 1.90% 1.93% 2.00% —% —%
Supplemental Data:
Net Assets at end of period (000's) $6,463 $5,855 $6,874 $5,847 $8,461 $11,574
Portfolio Turnover(b)(h) 34% 58% 60% 37% 32% 80%
* Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended October 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class C's total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer High Yield Fund
Class Y*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $8.85 $8.81 $8.02 $8.25 $9.65 $9.00
Investment Activities:
Net investment income (loss)(a) 0.29 0.56 0.54 0.52 0.47 0.47
Net realized and unrealized gains (losses) (0.04) 0.03 0.75 (0.22) (1.47) 0.63
Total from Investment Activities 0.25 0.59 1.29 0.30 (1.00) 1.10
Distributions to Shareholders from:
Net investment income (0.26) (0.55) (0.50) (0.50) (0.39) (0.38)
Return of capital — — — (0.03) (0.01) (0.07)
Total Distributions (0.26) (0.55) (0.50) (0.53) (0.40) (0.45)
Net Asset Value, End of Period $8.84 $8.85 $8.81 $8.02 $8.25 $9.65
Total Return(b)(c) 2.80% 6.90%(d) 16.44% 3.62% (10.51)% 12.40%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85%(g) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 6.60% 6.38% 6.27% 6.33% 5.24% 4.90%
Gross Expenses(e)(f) 0.89%(g) 0.89% 0.90% 0.93% 0.91% 0.90%
Supplemental Data:
Net Assets at end of period (000's) $155,155 $153,533 $191,619 $135,951 $150,232 $192,006
Portfolio Turnover(b)(h) 34% 58% 60% 37% 32% 80%
* Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended October 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class Y's total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2026
Victory Portfolios IV
16
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to the Pioneer High Yield Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class R, and Class Y shares in exchange for the Fund’s Class A, Class
C, Class A, and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”)
which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class
C, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class A, and Class Y shares of the Fund, respectively, in the
Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek to maximize total return through a combination of income and capital appreciation.
Effective May 2, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer High Yield Fund High Yield Fund Class A, Class C, and Class Y

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
17
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Swap agreements, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the mean between the current bid and ask prices. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.  To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
High Yield Fund
Collateralized Mortgage Obligations ................................ $ — $ 199 $ — $ 199
Common Stocks ............................................... 2,942 — 1,223 4,165
Senior Secured Loans ........................................... — 10,030 — 10,030
Corporate Bonds .............................................. — 373,764 —(a) 373,764
Insurance-Linked Securities ...................................... — — —(b) —(b)
Yankee Dollars ............................................... — 87,710 165 87,875
Total ....................................................... $ 2,942 $ 471,703 $ 1,388 $ 476,033
Other Financial Investments:*
Liabilities:
Credit Default Swap Agreement ................................... — (806) — (806)
Forward Currency Contracts ...................................... — (99) — (99)
Total ....................................................... $ — $ (905) $ — $ (905)
(a) Rounds to less than $1 thousand.
(b) Zero market value securities.
* Swap Agreements and Forward Foreign Currency Exchange Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
18
(Unaudited)
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
19
(Unaudited)
often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of April 30, 2026, the Fund did not have any securities on loan.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of April 30,
2026, the Fund had open forward foreign exchange currency contracts.
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
20
(Unaudited)
performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026 (amounts in thousands):
*Includes cumulative appreciation (depreciation) of swap agreements as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for swap agreements is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended April 30, 2026 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Liabilities
Swap
agreements*
Forward
Currency
Contracts
Credit Risk Exposure: (806,000) –
High Yield Fund ...................................................................... $ 806 $ –
Foreign Exchange Rate Risk Exposure: 99,000
High Yield Fund ...................................................................... – 99
Net Realized Gains
(Losses) from Swap
Agreements
Net Realized Gains
(Losses) from
Forward Currency
Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Net Change
in Unrealized
Appreciation/
Depreciation from
Forward Currency
Contracts
Credit Risk Exposure: (404,000) – (536,000) –
High Yield Fund ................................. $ (404) $ – $ (536) $ –
Forward Exchange Rate Risk Exposure: – 304,000 – (328,000)
High Yield Fund ................................. – 304 – (328)

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
21
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.
For the six months ended April 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2026, were as follows (amounts in thousands):
Excluding U.S. Government
Securities
Purchases Sales
High Yield Fund .......................................................................... $ 166,332 $ 174,472

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
22
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended April 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and Fund
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended April 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended April 30, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026,
BNY Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Adviser Fee Tier Rates
Up to $500
million
Over $500
million - $1
billion
Over $1
billion - $1.5
billion
Over $1.5
billion - $2
billion
Over $2
billion - $8
billion
Over $8
billion - $9
billion
Over $9
billion - $10
billion
Over $10
billion
High Yield Fund…………… 0.70%, plus 0.65%, plus 0.60%, plus 0.55%, plus 0.45%, plus 0.40%, plus 0.35%, plus 0.30%
Annual Charge
Up to $15
billion
Over $15 billion -
30 billion
Over $30
billion - $85
billion
Over $85
billion
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, Plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
23
(Unaudited)
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended April 30, 2026, are reflected on the Statement of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended April 30, 2026, the
Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended April 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of April 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
High-Yield/Junk Bond Risk — Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments, and may become illiquid. These risks are more pronounced for securities that are already in default.
In effect until April 1, 2028
Class A Class C Class Y
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.93% 0.85%
October 31,
2027
October 31,
2028 Total
High Yield Fund ................................................................. $ 134 $ 109 $ 243

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
24
(Unaudited)
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down.
Insurance-Linked Securities ("ILS") Risk
The Fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-
linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance).
Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-
linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Certain insurance-linked securities may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
6. Borrowing:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended April 30, 2026.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
25
(Unaudited)
redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended October 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Master Netting Agreements:
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and setoff provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA
Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master
Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA
Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty.
Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, repledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross assets of the Fund as of April 30, 2026 (amounts in thousands):
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within
Short-Term
Amount
Long-Term
Amount Total
High Yield Fund ...................................................... $ (23,391) $ (379,390) $ (402,781)
a a a a a
Counterparty
Derivative
Liabilities
Subject to
Master Netting
Agreement
Derivatives
Available
for Offset
Non-Cash
Collateral
Pledged
(a)
Cash
Collateral
Pledged
(a)
Net Amount
of Derivative
Liabilities
(b)
Citibank NA ....................................... $ 2 $ — $ — $ — $ 2
Morgan Stanley & Co., LLC ............................ 97 — — — 97
Total $ 99 $ — $ — $ — $ 99

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
26
(Unaudited)
the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19383-0626

April 30, 2026
Semi-Annual: Full Financials
Victory Pioneer Mid Cap Value Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 12

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer Mid Cap Value Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (2.2%):
Fox Corp. , Class A ...................................................... 259,593 $ 16,481
Consumer Discretionary (8.2%):
D.R. Horton, Inc. ....................................................... 78,959 12,149
eBay, Inc. ............................................................ 105,746 10,943
Expedia Group, Inc. ..................................................... 52,605 13,065
Ford Motor Co. ........................................................ 599,659 7,244
Genuine Parts Co. ...................................................... 98,960 10,611
Lear Corp. ............................................................ 56,921 7,236
61,248
Consumer Staples (5.7%):
Darling Ingredients, Inc. (a) ................................................ 89,281 5,734
Maplebear, Inc. (a) ...................................................... 156,402 6,624
Sprouts Farmers Market, Inc. (a) ............................................ 52,053 4,261
Sysco Corp. ........................................................... 160,744 12,009
Target Corp. .......................................................... 65,025 8,437
The Hershey Co. ....................................................... 27,969 5,195
42,260
Energy (11.2%):
Baker Hughes Co. , Class A ................................................ 246,366 17,164
Chord Energy Corp. ..................................................... 139,746 20,347
Coterra Energy, Inc. ..................................................... 805,921 28,941
Range Resources Corp. ................................................... 281,503 12,245
Valero Energy Corp. ..................................................... 20,051 5,065
83,762
Financials (21.9%):
American International Group, Inc. .......................................... 176,596 13,209
Citizens Financial Group, Inc. .............................................. 240,724 15,659
M&T Bank Corp. ....................................................... 94,407 20,640
Northern Trust Corp. .................................................... 136,874 22,768
Old Republic International Corp. ............................................ 227,081 9,072
Raymond James Financial, Inc. ............................................. 128,433 20,334
Regions Financial Corp. .................................................. 518,013 14,789
State Street Corp. ....................................................... 195,478 29,877
Truist Financial Corp. .................................................... 335,806 17,294
163,642
Health Care (5.5%):
Biogen, Inc. (a) ......................................................... 45,335 8,581
GE HealthCare Technologies, Inc. ........................................... 199,516 12,139
Labcorp Holdings, Inc. ................................................... 23,929 6,145
Zimmer Biomet Holdings, Inc. ............................................. 167,408 13,799
40,664
Industrials (16.7%):
AerCap Holdings NV .................................................... 86,503 12,302
AGCO Corp. .......................................................... 132,977 16,093
Delta Air Lines, Inc. ..................................................... 107,633 7,318
Dover Corp. ........................................................... 81,328 18,414
Emerson Electric Co. .................................................... 54,494 7,653
Fortune Brands Innovations, Inc. ............................................ 184,491 7,479
Generac Holdings, Inc. (a) ................................................. 24,435 6,334
J.B. Hunt Transport Services, Inc. ........................................... 54,524 13,714
Regal Rexnord Corp. .................................................... 55,136 11,856
Rockwell Automation, Inc. ................................................ 25,170 10,292
The Brink's Co. ........................................................ 66,337 7,082
WESCO International, Inc. ................................................ 18,436 6,436
124,973
Information Technology (10.3%):
CDW Corp. ........................................................... 45,941 6,290
Motorola Solutions, Inc. .................................................. 25,141 11,038

Victory Portfolios IV
Victory Pioneer Mid Cap Value Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
NetApp, Inc. .......................................................... 91,983 $ 10,189
Ralliant Corp. ......................................................... 150,549 6,841
Trimble, Inc. (a) ........................................................ 131,010 8,819
Western Digital Corp. .................................................... 60,611 26,337
Zoom Communications, Inc. , Class A (a) ...................................... 73,613 7,151
76,665
Materials (3.3%):
Amrize Ltd. (a) ......................................................... 127,940 6,881
International Paper Co. ................................................... 215,412 6,553
PPG Industries, Inc. ..................................................... 105,413 11,437
24,871
Real Estate (6.9%):
AvalonBay Communities, Inc. .............................................. 52,403 9,590
Extra Space Storage, Inc. ................................................. 52,908 7,583
First Industrial Realty Trust, Inc. ............................................ 115,610 7,169
Gaming and Leisure Properties, Inc. ......................................... 182,654 8,851
Healthpeak Properties, Inc. ................................................ 193,962 3,136
Host Hotels & Resorts, Inc. ................................................ 315,227 6,661
Kimco Realty Corp. ..................................................... 341,984 8,085
51,075
Utilities (7.6%):
CenterPoint Energy, Inc. .................................................. 415,591 18,141
Eversource Energy ...................................................... 221,831 15,684
Exelon Corp. .......................................................... 215,773 9,923
Public Service Enterprise Group, Inc. ......................................... 162,359 13,258
57,006
Total Common Stocks (Cost $526,280)
a
a
a
742,647
Total Investments (Cost $526,280) — 99.5% 742,647
Other assets in excess of liabilities —  0.5% 4,057
NET ASSETS - 100.00% $ 746,704
(a) Non-income producing security.

Statement of Assets and Liabilities
April 30, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Mid Cap Value
Fund
Assets:
Investments, at value (Cost $526,280) $ 742,647
Cash 4,808
Receivables:
Dividends and interest 151
Capital shares issued 102
Reclaims 1
Prepaid expenses 52
Total Assets 747,761
Liabilities:
Payables:
Capital shares redeemed 350
Accrued expenses and other payables:
Investment advisory fees 384
Administration fees 26
Custodian fees 3
Transfer agent fees 82
Sub-Transfer agent fees 62
Trustees' fees 2
12b-1 fees 75
Other accrued expenses 73
Total Liabilities 1,057
Commitments and contingencies (Note 4 )
Net Assets:
Capital 513,047
Total accumulated earnings (loss) 233,657
Net Assets $ 746,704
Net Assets:
Class A $ 712,812
Class C 5,416
Class R6 2,934
Class Y 25,542
Total $ 746,704
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 26,483
Class C 465
Class R6 109
Class Y 829
Total 27,886
Net asset value, offering and redemption price per share:(a)
Class A $ 26.92
Class C(b) 11.65
Class R6 26.95
Class Y 30.83
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28.56
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended April 30, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Mid Cap Value
Fund
Investment Income:
Dividends $ 8,787
Interest 21
Total Income 8,808
Expenses:
Investment advisory fees 2,257
Administration fees 154
Sub-Administration fees 3
12b-1 fees — Class A 845
12b-1 fees — Class C 25
Custodian fees 3
Transfer agent fees — Class A 101
Transfer agent fees — Class C 3
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 1
Sub-Transfer agent fees — Class A 104
Sub-Transfer agent fees — Class C 1
Sub-Transfer agent fees — Class Y 12
Trustees' fees 12
Legal and audit fees 29
State registration and filing fees 20
Other expenses 24
Total Expenses 3,594
Net Investment Income (Loss) 5,214
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 17,761
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 85,603
Net realized/unrealized gains (losses) on investments 103,364
Change in net assets resulting from operations $ 108,578
(a) Rounds to less than $1 thousand.

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Mid Cap Value
Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,214 $ 11,280
Net realized gains (losses) 17,761 35,163
Net change in unrealized appreciation/depreciation 85,603 (6,421)
Change in net assets resulting from operations 108,578 40,022
Distributions to Shareholders:
Class A (45,918) (60,582)
Class C (720) (1,022)
Class R — (452)
Class R6 (171) (147)
Class Y (1,439) (1,937)
Change in net assets resulting from distributions to shareholders (48,248) (64,140)
Change in net assets resulting from capital transactions 2,754 (23,547)
Change in net assets 63,084 (47,665)
Net Assets:
Beginning of period 683,620 731,285
End of period $ 746,704 $ 683,620
* Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Mid Cap Value
Fund
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
*
Capital Transactions:
Class A
Proceeds from shares issued $ 9,429 $ 13,858
Distributions reinvested 44,217 58,382
Cost of shares redeemed (52,365) (90,252)
Total Class A $ 1,281 $ (18,012)
Class C
Proceeds from shares issued $ 261 $ 407
Distributions reinvested 720 1,022
Cost of shares redeemed (587) (1,848)
Total Class C $ 394 $ (419)
Class R
Proceeds from shares issued $ — $ 289
Distributions reinvested — 452
Cost of shares redeemed — (5,510)
Total Class R $ — $ (4,769)
Class R6
Proceeds from shares issued $ 366 $ 830
Distributions reinvested 167 142
Cost of shares redeemed (132) (303)
Total Class R6 $ 401 $ 669
Class Y
Proceeds from shares issued $ 1,811 $ 4,914
Distributions reinvested 1,391 1,873
Cost of shares redeemed (2,524) (7,803)
Total Class Y $ 678 $ (1,016)
Change in net assets resulting from capital transactions $ 2,754 $ (23,547)
Share Transactions:
Class A
Issued 369 583
Reinvested 1,836 2,322
Redeemed (2,071) (3,755)
Total Class A 134 (850)
Class C
Issued 24 36
Reinvested 68 85
Redeemed (53) (164)
Total Class C 39 (43)
Class R
Issued — 12
Reinvested — 19
Redeemed — (245)
Total Class R — (214)
Class R6
Issued 14 34
Reinvested 7 6
Redeemed (5) (12)
Total Class R6 16 28
Class Y
Issued 64 182
Reinvested 50 66
Redeemed (88) (287)
Total Class Y 26 (39)
Change in Shares 215 (1,118)
* Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Mid Cap Value Fund
Class A
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $24.81 $25.52 $21.46 $24.45 $28.99 $20.39
Investment Activities:
Net investment income (loss)(a) 0.18 0.39 0.40 0.36 0.32 0.17
Net realized and unrealized gains (losses) 3.67 1.12 5.26 (0.61) (1.11) 8.60
Total from Investment Activities 3.85 1.51 5.66 (0.25) (0.79) 8.77
Distributions to Shareholders from:
Net investment income (0.38) (0.36) (0.37) (0.34) (0.16) (0.17)
Net realized gains (1.36) (1.86) (1.23) (2.40) (3.59) —
Total Distributions (1.74) (2.22) (1.60) (2.74) (3.75) (0.17)
Net Asset Value, End of Period $26.92 $24.81 $25.52 $21.46 $24.45 $28.99
Total Return(b)(c) 16.44% 5.93% 27.66% (1.62)% (2.84)% 43.21%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.02% 1.09% 1.17% 1.19% 1.10% 1.05%
Net Investment Income (Loss)(d) 1.47% 1.61% 1.66% 1.59% 1.27% 0.64%
Gross Expenses(d)(e) 1.02% 1.09% 1.17% 1.19% 1.10% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $712,812 $653,714 $694,033 $604,899 $669,653 $744,113
Portfolio Turnover(b)(f) 8% 22% 33% 45% 67% 68%
* Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Mid Cap Value Fund
Class C
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $11.68 $13.15 $11.80 $14.64 $18.93 $13.36
Investment Activities:
Net investment income (loss)(a) 0.04 0.09 0.10 0.10 0.07 (0.04)
Net realized and unrealized gains (losses) 1.61 0.60 2.77 (0.29) (0.71) 5.64
Total from Investment Activities 1.65 0.69 2.87 (0.19) (0.64) 5.60
Distributions to Shareholders from:
Net investment income (0.32) (0.30) (0.29) (0.25) (0.06) (0.03)
Net realized gains (1.36) (1.86) (1.23) (2.40) (3.59) —
Total Distributions (1.68) (2.16) (1.52) (2.65) (3.65) (0.03)
Net Asset Value, End of Period $11.65 $11.68 $13.15 $11.80 $14.64 $18.93
Total Return(b)(c) 16.00% 5.07% 26.53% (2.39)% (3.69)% 41.99%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.85% 1.91% 2.00% 2.03% 1.92% 1.94%
Net Investment Income (Loss)(d) 0.64% 0.80% 0.85% 0.78% 0.44% (0.24)%
Gross Expenses(d)(e) 1.85% 1.91% 2.00% 2.03% 1.92% 1.94%
Supplemental Data:
Net Assets at end of period (000's) $5,416 $4,983 $6,181 $6,253 $8,587 $10,785
Portfolio Turnover(b)(f) 8% 22% 33% 45% 67% 68%
* Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Mid Cap Value Fund
Class R6
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $24.87 $25.58 $21.51 $24.50 $29.06 $20.43
Investment Activities:
Net investment income (loss)(a) 0.22 0.45 0.46 0.43 0.39 0.26
Net realized and unrealized gains (losses) 3.67 1.14 5.28 (0.61) (1.11) 8.61
Total from Investment Activities 3.89 1.59 5.74 (0.18) (0.72) 8.87
Distributions to Shareholders from:
Net investment income (0.45) (0.44) (0.44) (0.41) (0.25) (0.24)
Net realized gains (1.36) (1.86) (1.23) (2.40) (3.59) —
Total Distributions (1.81) (2.30) (1.67) (2.81) (3.84) (0.24)
Net Asset Value, End of Period $26.95 $24.87 $25.58 $21.51 $24.50 $29.06
Total Return(b)(c) 16.60% 6.23% 28.02% (1.30)% (2.58)% 43.72%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.73% 0.80% 0.88% 0.90% 0.81% 0.71%
Net Investment Income (Loss)(d) 1.73% 1.89% 1.95% 1.87% 1.55% 0.98%
Gross Expenses(d)(e) 0.73% 0.80% 0.88% 0.90% 0.81% 0.71%
Supplemental Data:
Net Assets at end of period (000's) $2,934 $2,306 $1,668 $1,239 $1,200 $832
Portfolio Turnover(b)(f) 8% 22% 33% 45% 67% 68%
* Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Mid Cap Value Fund
Class Y
*
Six Months
Ended
April 30, 2026
(Unaudited)
Year
Ended
October 31,
2025
Year
Ended
October 31,
2024
Year
Ended
October 31,
2023
Year
Ended
October 31,
2022
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $28.18 $28.69 $23.94 $26.96 $31.58 $22.19
Investment Activities:
Net investment income (loss)(a) 0.24 0.49 0.50 0.46 0.40 0.26
Net realized and unrealized gains (losses) 4.19 1.27 5.89 (0.69) (1.20) 9.35
Total from Investment Activities 4.43 1.76 6.39 (0.23) (0.80) 9.61
Distributions to Shareholders from:
Net investment income (0.42) (0.41) (0.41) (0.39) (0.23) (0.22)
Net realized gains (1.36) (1.86) (1.23) (2.40) (3.59) —
Total Distributions (1.78) (2.27) (1.64) (2.79) (3.82) (0.22)
Net Asset Value, End of Period $30.83 $28.18 $28.69 $23.94 $26.96 $31.58
Total Return(b)(c) 16.56% 6.14% 27.91% (1.40)% (2.64)% 43.58%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.82% 0.89% 0.97% 0.98% 0.89% 0.79%
Net Investment Income (Loss)(d) 1.66% 1.82% 1.87% 1.79% 1.43% 0.89%
Gross Expenses(d)(e) 0.82% 0.89% 0.97% 0.98% 0.89% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $25,542 $22,618 $24,149 $23,917 $24,324 $24,521
Portfolio Turnover(b)(f) 8% 22% 33% 45% 67% 68%
* Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2026
Victory Portfolios IV
12
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Mid Cap Value Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class R6, Class A, and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Mid Cap Value Fund Mid Cap Value Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
13
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return
Level 1 Level 2 Level 3 Total
Mid Cap Value Fund
Common Stocks ............................................... $ 742,647 $ — $ — $ 742,647
Total ....................................................... $ 742,647 $ — $ — $ 742,647

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
14
(Unaudited)
from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.
For the six months ended April 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Excluding U.S. Government
Securities
Purchases Sales
Mid Cap Value Fund ........................................................................ $ 56,523 $ 90,612

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
15
(Unaudited)
Amounts incurred and paid to VCM for the six months ended April 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment, if any, can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund’s Class
A shares as compared to the Russell Midcap Value Index.
The performance comparison is made for a rolling 36-month period. In addition, the Adviser contractually limits any positive adjustment of the
Fund’s management fee to 0.10% of the Fund’s average daily net assets on an annual basis (i.e., to a maximum management fee of 0.80% of average daily net assets after the performance adjustment).
For the six months ended April 30, 2026, the aggregate performance adjustment resulted in a decrease of $172 thousand to the basic fee, or
(0.05)% of the Fund's average daily net assets.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to each Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended April 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended April 30, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026,
BNY Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended April 30, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net
Adviser Fee Tier Rates
Over $500 million Over $1 billion
Up to $500 million - $1 billion - $4 billion Over $4 billion
Mid Cap Value Fund . . . . . . . . . . . . . . . . . . 0.70%, plus 0.65%, plus 0.625%, plus 0.60%
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Mid Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
16
(Unaudited)
assets. Amounts incurred and paid to the Distributor for the six months ended April 30, 2026, are reflected on the Statement of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended April 30, 2026, the
Distributor received $8 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February 9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended April 30, 2026, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of April 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2026.
Additionally, as of April 30, 2026, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Mid Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.17% 2.00% 0.88% 0.97%

Notes to Financial Statements — continued
April 30, 2026
Victory Portfolios IV
17
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended April 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended April 30, 2026.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended October 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19385-0626

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios IV

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      July 6, 2026

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      July 6, 2026